Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	China Hydroelectric Corp
Entity Central Index Key	0001477156
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	162,057,167
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,967	$ 8,391
Restricted cash	5,171
Accounts receivable (net of allowance for doubtful accounts of US$nil as of December 31, 2011 and 2012)	5,772	4,246
Notes receivable	1,877
Deferred tax assets	1,659	1,799
Amounts due from related parties (net of allowance for doubtful accounts of US$1,334 and US$1,338 as of December 31, 2011 and 2012)	86
Prepayments and other current assets (net of provision for impairment allowance of US$714 and US$1,560 as of December 31, 2011 and 2012)	14,150	2,999
Assets classified as held-for-sale		21,693
Total current assets	36,682	39,128
Non-current assets:
Property, plant and equipment, net	548,511	580,964
Land use rights, net	48,640	50,666
Intangible assets, net	4,660	5,788
Goodwill	112,481	135,651
Deferred tax assets	1,329	1,767
Other non-current assets	2,013	951
Total non-current assets	717,634	775,787
TOTAL ASSETS	754,316	814,915
Current liabilities:
Accounts payable	3,124	5,251
Short-term loans	21,676	20,881
Current portion of long-term loans	35,537	51,651
Amounts due to related parties	12,705	12,174
Deferred tax liabilities		536
Accrued expenses and other current liabilities	43,825	75,002
Warrant liabilities	839	440
Liabilities directly associated with the assets classified as held-for-sale		11,920
Total current liabilities	117,706	177,855
Non-current liabilities:
Long-term loans	212,970	215,382
Deferred tax liabilities	24,345	26,563
Other non-current liabilities	6,780	237
Total non-current liabilities	244,095	242,182
Total liabilities	361,801	420,037
Commitments and contingencies
China Hydroelectric Corporation shareholders' equity:
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012; 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	509,665	509,499
Accumulated other comprehensive income	41,597	42,968
Accumulated deficit	(159,472)	(158,229)
Total China Hydroelectric Corporation shareholders' equity	391,952	394,400
Noncontrolling interests	563	478
Total shareholders' equity	392,515	394,878
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 754,316	$ 814,915

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts (in dollars)
Allowance for doubtful accounts, related parties (in dollars)	1,338	1,334
Provision for impairment allowance (in dollars)	$ 1,560	$ 714
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	161,989,097	161,989,097
Ordinary shares, shares outstanding	161,989,097	161,989,097

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 85,388	$ 54,597	$ 58,158
Cost of revenues	(35,795)	(31,314)	(22,653)
Gross profit	49,593	23,283	35,505
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(20,348)	(28,896)	(19,166)
Impairment loss on goodwill	0	(11,388)	0
Impairment loss on long-lived assets	0	(11,590)	0
Total operating expenses	(20,348)	(51,874)	(19,166)
Operating income (loss)	29,245	(28,591)	16,339
Interest income	84	101	798
Interest expense	(28,070)	(24,757)	(13,855)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange (loss) gain	28	(851)	(855)
Other income (loss), net	507	(334)	166
Income (loss) before income tax expense	1,395	(53,481)	2,958
Income tax expense	(6,451)	(1,527)	(3,208)
Net loss from continuing operations	(5,056)	(55,008)	(250)
Discontinued operations
Income (loss) from discontinued operations (net of income tax expense of US$152, US$101 and US$399 in 2010, 2011 and 2012)	1,140	(282)	4,235
Gain on disposal of discontinued operations (net of income tax expense of US$nil, US$nil and US$959 in 2010, 2011 and 2012)	2,767
Net income (loss) from discontinued operations	3,907	(282)	4,235
Net income (loss)	(1,149)	(55,290)	3,985
Less:
Net (income) loss attributable to noncontrolling interests	(94)	9,901	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
- Continuing operations	(5,150)	(45,107)	(493)
- Discontinued operations	3,907	(282)	4,235
Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	(1,413)	20,394	11,857
Defined benefit pension plans	33	(33)
Other comprehensive income (loss)	(1,380)	20,361	11,857
Comprehensive income (loss)	(2,529)	(34,929)	15,842
Less: Comprehensive (income) loss attributable to noncontrolling interests	(85)	9,586	(243)
Comprehensive income (loss) attributable to China Hydroelectric Corporation shareholders	(2,614)	(25,343)	15,599
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
Less:
Cumulative dividends on Series A convertible redeemable preferred shares			(1,989)
Cumulative dividends on Series B convertible redeemable preferred shares			(1,412)
Cumulative dividends on Series C convertible redeemable preferred shares			(162)
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares			(6,990)
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares			(5,040)
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares			(222)
Loss attributable to ordinary shareholders	$ (1,243)	$ (45,389)	$ (12,073)
Net (loss) income attributable to ordinary shareholders per share (in dollars per share)	$ (0.01)	$ (0.29)	$ (0.08)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.03)	$ (0.29)	$ (0.11)
-From discontinued operations - basic and diluted (in dollars per share)	$ 0.02	$ 0	$ 0.03
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	161,989,097	156,505,076	143,253,450
Ordinary shares
Less:
Net (loss) income attributable to ordinary shareholders per share (in dollars per share)	$ (0.01)	$ (0.29)	$ (0.08)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.03)	$ (0.29)	$ (0.11)
-From discontinued operations - basic and diluted (in dollars per share)	$ 0.02	$ 0	$ 0.03
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	161,989,097	156,505,076	143,253,450
ADS
Less:
Net (loss) income attributable to ordinary shareholders per share (in dollars per share)	$ (0.02)	$ (0.87)	$ (0.25)
-From continuing operations - basic and diluted (in dollars per share)	$ (0.09)	$ (0.86)	$ (0.34)
-From discontinued operations - basic and diluted (in dollars per share)	$ 0.07	$ (0.01)	$ 0.09
Weighted average number of ordinary shares used in computing:
Net loss attributable to ordinary shareholders per share - basic and diluted (in shares)	53,996,366	52,168,358	47,751,150

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Share-based compensation expense	$ 166	$ 10,479	$ 3,615
Income tax expense, discontinued operations	399	101	152
Income tax expense, gain on disposal of discontinued operations	$ 959
Number of ordinary shares represented by each ADS	3	3	3

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (1,149)	$ (55,290)	$ 3,985
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation of property, plant and equipment	22,407	21,984	15,834
Amortization of land use rights	1,174	1,144	935
Amortization of intangible assets	199	213	161
Impairment loss on goodwill	0	11,388	0
Impairment loss on long-lived assets	0	11,590	0
Deferred income taxes	(163)	(485)	(656)
Changes in fair value of warrant liabilities	399	(951)	(365)
Gain from disposal of subsidiaries	(2,767)
Amortization of debt issuance costs	191	19	19
Accretion of guarantee deposit			391
Amortization of unfavorable contract obligations			(586)
Amortization of government grant	(3)	(3)	(6)
Share-based compensation expense	166	10,479	3,615
Loss from disposal of property, plant and equipment	508	266	73
Exchange loss (gain)	(28)	851	855
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries	(462)
Provision for impairment allowance on prepayments and other current assets	843	696
Provision for allowance for doubtful accounts on amounts due from a related party		1,302
Net pension cost recognized	33	173
Changes in operating assets and liabilities:
Accounts receivable	(1,797)	242	5,426
Notes receivable	(1,874)
Amounts due from related parties			(1,487)
Prepayments and other current assets	(463)	310	3,703
Other non-current assets	779	(344)	(138)
Accounts payable	(345)	(42)	690
Amounts due to related parties	(2)
Accrued expenses and other current liabilities	(1,524)	(1,903)	10,089
Other non-current liabilities	6,578	5	584
Net cash generated from operating activities	22,700	1,644	43,122
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired	(8,923)	(19,330)	(43,213)
Proceeds from disposal of subsidiaries	20,212
Advances to an acquired business prior to the acquisition date			(43,548)
Cash deposit for potential acquisitions		(696)	(9,475)
Acquisition of land use rights			(223)
Acquisition of property, plant and equipment	(7,091)	(1,490)	(2,927)
Proceeds from disposal of property, plant and equipment	35	112	3
Payment to contractors for construction projects	(6,931)	(3,330)	(4,223)
Loans to a related party	(86)
Net cash used in investing activities	(2,784)	(24,734)	(103,606)
Cash flows from financing activities:
Purchase of subsidiary shares from noncontrolling interests		(1,204)
Proceeds from loans from related parties	572	1,263	2,247
Proceeds from short-term loans	28,070	23,066	8,327
Proceeds from long-term loans	72,947	45,823	23,805
Proceeds from initial public offering			96,000
Proceeds from exercised warrants		10,036
Proceeds from loans from third parties	20,161	17,456
Payment of deferred initial public offering costs			(10,012)
Payment of debt issuance costs and service fee	(704)
Payment of loans from related parties	(69)
Repayment of short-term loans	(28,051)	(20,889)	(7,206)
Repayment of long-term loans	(69,986)	(66,955)	(50,717)
Repayment of loans from third parties	(38,136)	(10,637)
Restricted cash	(5,166)
Net cash provided by (used in) financing activities	(20,362)	(2,041)	62,444
Net increase (decrease) in cash and cash equivalents	(446)	(25,131)	1,960
Effect of changes in exchange rate on cash and cash equivalents	11	76	(121)
Cash and cash equivalents at the beginning of the year	8,402	33,457	31,618
Cash and cash equivalents at the end of the year	7,967	8,402	33,457
Supplementary disclosure of cash flow information
Interest paid	19,983	22,928	15,812
Income taxes paid	2,855	2,333	1,261
Non-cash activities:
Non-cash portion of deferred initial public offering costs			1,036
Convertible redeemable preferred shares issued as dividends			3,563
Conversion of convertible redeemable preferred shares into ordinary shares			119,754
Non-cash portion of acquisition of subsidiaries		1,825	11,333
Non-cash portion of acquisition of property, plant and equipment	3,330	9,595	2,741
Non-cash portion of disposal of property, plant and equipment		20
Discharge of liability from disposal of subsidiaries	$ 158

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Noncontrolling interests
Balance at Dec. 31, 2009	$ (52,646)	$ 16	$ 36,251	$ 11,065	$ (100,767)	$ 789
Balance (in shares) at Dec. 31, 2009		15,541,666
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon initial public offering	65,101	18	65,083
Issuance of ordinary shares upon initial public offering (in shares)		18,000,000
Issuance of warrants (Note 18)	7,200		7,200
Reclassification of warrants	13,968		13,968
Cumulative dividends on Series A convertible redeemable preferred shares	(1,989)				(1,989)
Cumulative dividends on Series B convertible redeemable preferred shares	(1,412)				(1,412)
Cumulative dividends on Series C convertible redeemable preferred shares	(162)				(162)
Conversion of Series A convertible redeemable preferred shares into ordinary shares	186,529	62	186,467
Conversion of Series A convertible redeemable preferred shares into ordinary shares (in shares)		63,016,780
Conversion of Series B convertible redeemable preferred shares into ordinary shares	150,355	51	150,304
Conversion of Series B convertible redeemable preferred shares into ordinary shares (in shares)		50,795,457
Conversion of Series C convertible redeemable preferred shares into ordinary shares	20,518	6	20,512
Conversion of Series C convertible redeemable preferred shares into ordinary shares (in shares)		5,941,613
Beneficial conversion feature on Series A convertible redeemable preferred shares upon conversion into ordinary shares	6,990		6,990
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares	(6,990)				6,990
Beneficial conversion feature on Series B convertible redeemable preferred shares upon conversion into ordinary shares	5,040		5,040
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares	(5,040)				5,040
Beneficial conversion feature on Series C convertible redeemable preferred shares upon conversion into ordinary shares	222		222
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares	(222)				222
Noncontrolling interest in acquired subsidiaries	10,064					10,064
Share-based compensation expenses	3,615		3,615
Other comprehensive loss	11,857			11,857
Net (loss) income	3,985				3,742	243
Balance at Dec. 31, 2010	416,983	153	495,652	22,922	(112,840)	11,096
Balance (in shares) at Dec. 31, 2010		153,295,516
Increase (Decrease) in Stockholders' Equity
Reclassification of warrants	(1,391)		(1,391)
Exercise of warrants	9,675	9	9,666
Exercise of warrants (in shares)		8,693,581
Purchase of subsidiary shares from noncontrolling interests	(5,939)		(4,907)			(1,032)
Share-based compensation expenses	10,479		10,479
Other comprehensive loss	20,361			20,046		315
Net (loss) income	(55,290)				(45,389)	(9,901)
Balance at Dec. 31, 2011	394,878	162	509,499	42,968	(158,229)	478
Balance (in shares) at Dec. 31, 2011		161,989,097
Increase (Decrease) in Stockholders' Equity
Share-based compensation expenses	166		166
Other comprehensive loss	(1,380)			(1,371)		(9)
Net (loss) income	(1,149)				(1,243)	94
Balance at Dec. 31, 2012	$ 392,515	$ 162	$ 509,665	$ 41,597	$ (159,472)	$ 563
Balance (in shares) at Dec. 31, 2012		161,989,097

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

China Hydroelectric Corporation (the “Company”) was incorporated on July 10, 2006 under the laws of the Cayman Islands to serve as a vehicle for the acquisition of equity interests in companies with hydroelectric assets in the People’s Republic of China (the “PRC” or “China”). The Company and its subsidiaries (the “Group”) are principally engaged in the operation and development of hydroelectric assets and the generation of hydroelectric power in the PRC.

On January 25, 2010, the Company completed an initial public offering (“IPO”), whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one American Depository Share (“ADS”) priced at US$14.80 and one warrant priced at US$1.20. Each ADS represents three ordinary shares and each warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. The IPO yielded aggregate gross proceeds of US$96,000. The proceeds, net of applicable expenses, are used to acquire hydroelectric operating companies and assets and to develop new hydroelectric power projects in China, for working capital and for general corporate purposes.

The Company does not conduct any substantive operation of its own and conducts its primary business operations through its subsidiaries.

During the years ended December 31, 2010, 2011 and 2012, the Company made six, one and nil acquisitions of hydroelectric entities, respectively. Details of the acquisitions made are disclosed in Note 3.

As of December 31, 2012, the Company’s subsidiaries included the following entities:

Subsidiaries	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Beijing A.B.C. Investment Consulting Co., Ltd. (“ABC”)	Mainland of PRC	April 19, 2007	100%	Provision of general and administrative services to group companies
Yunnan Huabang Electric Power Development Co., Ltd. (“Binglangjiang”)	Mainland of PRC	April 25, 2007	100%	Operation and development of hydroelectric assets
Sichuan Huabang Hydroelectric Development Co., Ltd. (“Liyuan”)	Mainland of PRC	May 21, 2007	100%	Operation and development of hydroelectric assets
Zhejiang Province Jingning Yingchuan Hydroelectric Development Co., Ltd. (“Yingchuan”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Qingtian Wuliting Hydroelectric Development Co., Ltd. (“Wuliting”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Suichang County Jiulongshan Hydroelectric Development Co., Ltd. (“Jiulongshan”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
China Hydroelectric Corporation (Hong Kong) Limited (“CHC HK”)	Hong Kong (“HK”)	June 25, 2008	100%	Investment holding company

	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Pingnan County Wangkeng Hydroelectric Co., Ltd. (“Wangkeng”)	Mainland of PRC	October 21, 2008	100%	Operation and development of hydroelectric assets
Sanming Zhongyin Banzhu Hydroelectric Co., Ltd. (“Banzhu”)	Mainland of PRC	October 22, 2008	100%	Operation and development of hydroelectric assets
Sun Power Asia Limited (“Sunpower”)	HK	November 14,2008	100%	Investment holding company
Yunhe County Shapulong Hydropower Generation Co., Ltd. (“Shapulong”)	Mainland of PRC	August 3, 2009	100%	Operation and development of hydroelectric assets
Zhejiang Longquan Ruiyang Cascaded II Hydropower Plant Co., Ltd. (“Ruiyang”)	Mainland of PRC	August 20, 2009	100%	Operation and development of hydroelectric assets
Suichang County Zhougongyuan Hydroelectric Development Co., Ltd. (“Zhougongyuan”)	Mainland of PRC	December 3, 2009	100%	Operation and development of hydroelectric assets
Fujian Huabang Hydroelectric Investment Co., Ltd. (“Fujian Huabang”).	Mainland of PRC	January 14, 2010	100%	Investment holding company
Henan Wuyue Storage Power Generation Co., Ltd. (“Wuyue”)	Mainland of PRC	March 23, 2010	79%	Development of hydroelectric assets
Yingjiang County Qinrui Husahe Power Co., Ltd. (“Husahe”)	Mainland of PRC	April 19, 2010	100%	Operation and development of hydroelectric assets
Fugong County Hengda Electric Power Development Co., Ltd. (“Hengda”)	Mainland of PRC	June 22, 2010	100%	Operation and development of hydroelectric assets
Fugong County Xineng Electric Power Development Co., Ltd. (“Xineng”)	Mainland of PRC	August 16, 2010	100%	Operation and development of hydroelectric assets
Luquan Xiaopengzu Power Generation Co., Ltd. (“Xiaopengzu”)	Mainland of PRC	September 8, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinling Power Generation Co., Ltd. (“Jinling”)	Mainland of PRC	December 30, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinlong Hydroelectric Co., Ltd. (“Jinlong”)	Mainland of PRC	December 30, 2010	55%	Operation and development of hydroelectric assets
Shaowu City Jintang Hydroelectric Co., Ltd. (“Jintang”)	Mainland of PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Shaowu City Jinwei Hydroelectric Co., Ltd. (“Jinwei”)	Mainland of PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Jinping Kanghong Hydroelectric Development Co., Ltd. (“Dazhaihe”)	Mainland of PRC	April 10, 2011	100%	Operation and development of hydroelectric assets

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”). Certain comparative amounts have been reclassified to conform with the current year’s presentation.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

As of December 31, 2012, the Group had working capital deficiency of US$81,024. This factor raises substantial doubt about the Company’s ability to continue as a going concern. The continued operation of the Group is dependent upon the Group’s ability in raising additional capital, obtaining additional financing and improving future operating and financial results. Therefore, the Company may not be able to realize its assets and discharge its liabilities in the normal course of business. In view of this, management has taken steps to actively pursue additional capital and financing.

While the Company strongly believes that its capital resources will be sufficient in the near term, there is no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there is no assurance that any additional financing, if available, will be obtainable on terms satisfactory or attractive to the Company.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. The results of subsidiaries are consolidated from the date of acquisition, being the date on which the Group obtained control and continued to be consolidated until the date that such control ceases.

Investments in entities that the Company does not control, but has the ability to exercise significant influence over operating and financial policies, are accounted for under the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence are accounted for under the cost method. All significant intercompany transactions and balances have been eliminated upon consolidation.

The Group accounted for business combinations in accordance with ASC sub-topic 805-10 (“ASC 805-10”), Business Combinations: Overall. ASC 805-10 requires the acquiring entity in a business combination to recognize all assets acquired and liabilities assumed in the transaction, establishes the acquisition date fair value as the measurement objective for all assets acquired and liabilities assumed, and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the Company recognizes adjustments to the provisional amounts of acquisition-date fair value and the resulting goodwill for new information obtained as if the accounting for the business combination had been completed at the acquisition date. The comparative information for prior periods presented in the consolidated financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For a component of the Group that either has been disposed of or is classified as held-for-sale, the Group accounted for the result of operations of the component as a discontinued operation in accordance with ASC sub-topic 205-20 (“ASC 205-20”), Presentation of Financial Statements when (1) the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Group as a result of the disposal transaction; and (2) the Group will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company accounted for the purchase of additional ownership in its subsidiary from noncontrolling interests as an equity transaction in accordance with ASC sub-topic 810-10 (“ASC 810-10”), Consolidation: Overall. The carrying amount of the noncontrolling interest is adjusted to reflect the change in the Group’s ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized in additional paid-in capital.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

(d) Fair value measurement

Financial instruments include cash and cash equivalents, accounts receivable, notes receivable, certain other current assets, accounts payable, certain other liabilities, short-term loans, long-term loans, convertible redeemable preferred shares and warrants. The carrying values of these financial instruments, other than long-term loans, convertible redeemable preferred shares and warrants, approximate their fair values due to their short-term maturities. The warrants issued in connection with the convertible notes and the IPO were recorded in equity at the fair value as determined on the day of issuance (Note 18). The convertible redeemable preferred shares were initially recorded at issue price net of issuance costs. The Company recognized changes in the redemption value immediately as they occur and adjusted the carrying value of the convertible redeemable preferred shares to equal the redemption value at the end of each reporting period. All of the convertible redeemable preferred shares were automatically converted into ordinary shares on January 25, 2010, the date of the Company’s IPO (Note 17). The warrants issued in connection with the convertible redeemable preferred shares were recorded as a liability at fair value as determined on the day of issuance and subsequently adjusted to the fair value at each reporting date (Note 18). Upon the closing of the Company’s IPO, these warrants issued in connection with the convertible redeemable preferred shares were reclassified from liability to equity at the fair value immediately prior to such reclassification (Note 18). During the year ended December 31, 2011, certain warrants were reclassified from equity to liability upon modification of terms (Note 18). These amended warrants were recorded as liabilities at fair value on the day of modification and subsequently adjusted to the fair value at each reporting date.

The carrying values of long-term loans approximate their fair values due to the fact that the interest rates on these loans are reset each year based on prevailing market interest rates.

The Group applied the provisions of ASC sub-topic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, in measuring fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820-10 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

ASC 820-10 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Group measures the fair value of money market funds included in cash equivalents using the market approach based on quoted market prices. The warrant liabilities were valued using the income approach based on inputs that are unobservable in the market (Level 3).

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	807	—	—
Warrant liabilities (Note 18)	—	—	440
	807	—	440

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	8	—	—
Warrant liabilities (Note 18)	—	—	839
	8	—	839

The following table presents a reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012:

Warrant liabilities
US$
Balance as of December 31, 2011	440
Unrealized losses	399
Balance as of December 31, 2012	839

Unrealized losses of US$399 for the year ended December 31, 2012 were recorded in “changes in fair value of warrant liabilities” in the consolidated statements of comprehensive income.

All assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss
	US$	US$	US$
Construction in progress	—	—	—	(11,590)
Goodwill		—	135,651	(11,388)
	—	—	135,651	(22,978)

In accordance with ASC 360-10, construction in progress of Wuyue with a carrying amount of US$11,590 was written down to its fair value of zero, resulting in an impairment charge of US$11,590, which was included in the statements of comprehensive income for the year ended December 31, 2011 (Note 7).

In accordance with ASC 350-20, goodwill with a carrying amount of US$147,039 was written down to its implied fair value of US$135,651, resulting in an impairment charge of US$11,388, which was included in the statements of comprehensive income for the year ended December 31, 2011 (Note 9).

No assets and liabilities were measured at fair value on a non-recurring basis as of December 31, 2012.

(e) Foreign currency

The Company determined its functional currency to be the US$ while its subsidiaries determine their functional currency based on the criteria of ASC sub-topic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall. All of the Company’s subsidiaries determined their functional currency to be their respective local currency, except for CHC HK and Sunpower which determined their functional currency to be the US$. The Company uses the US$ as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income. Non-monetary items that are measured in terms of historical cost in a foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

The assets and liabilities of the Company’s subsidiaries are translated into the reporting currency of the Company at the exchange rates prevailing at the balance sheet date. The statements of comprehensive income of the Company’s subsidiaries are translated into the reporting currency of the Company at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s subsidiaries are translated into the reporting currency of the Company at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of the Company’s subsidiaries, which arise throughout the year, are translated into the reporting currency of the Company at the weighted average exchange rates for the year.

(f) Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term deposits with original maturity of three months or less at the date of purchase. Except for the restricted cash, none of the Group’s cash and cash equivalents is restricted as to withdrawal and use.

(g) Restricted cash

Restricted cash represents cash pledged to financial institutions as collateral for the Company’s bank loans (Note 15). The restriction on the cash collateral amount of US$5,171 as of December 31, 2012 will be released in May 2013 upon repayment of the bank loans.

(h) Accounts receivable

Accounts receivable are carried at net realizable value. In evaluating the collectability of receivable balances, the Group considers many factors, including the aging of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Accounts receivable are written off after all collective efforts have ceased.

(i) Notes receivable

Notes receivable represent short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the bill, which is generally within six months from the date of issuance. The holder of the bills can obtain payment from the financial institutions prior to the stated maturity date. In such a case, the holder will receive a discounted amount off the face value of the bill. There is recourse to the customers in the event the financial institutions default upon demand for payment by the holders of the notes. To reduce the Group’s credit risk, the Group has required certain customers to pay for electricity using notes receivable during the year ended December 31, 2012.

(j) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. The depreciable amount of an item of property, plant and equipment is its cost less its estimated residual value, if any. The residual value is calculated by taking the price such an asset would fetch at the reporting date, with the assumption that it was already in the condition it will be in at the end of its useful life. Depreciation is recorded on a straight-line basis over the following estimated useful lives:

Dams and reservoirs	30-49 years
Buildings	8-50 years
Machinery	1-30 years
Transportation equipment	1-11 years
Electronic equipment and others	1-15 years

For property, plant and equipment acquired through a business combination, depreciation is recorded on a straight-line basis over their respective remaining estimated useful lives. The useful lives, residual values and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate.

All direct and indirect costs that are related to the construction of property, plant and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, plant and equipment accounts and commences depreciation when these assets are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use.

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterment that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation, with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

(k) Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses. ASC sub-topic 350-10 (“ASC 350-10”), Intangibles—Goodwill and Other: Overall, requires that goodwill be tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group assigns and assesses goodwill for impairment at the reporting unit level at each reporting date. The Group determines that each reporting unit is identified at the component level, which is one level below the operating segment.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined through the income approach by computing the future discounted cash flows expected to be generated by the reporting unit and is dependent on a number of significant entity specific assumptions, including plant utilization rate, electricity sales volumes and tariffs, costs of production, capital expenditures, working capital changes and the discount rate. The discount rate is commensurate with the risk inherent in the projected cash flows and reflects the rate of return required by an investor in the current economic conditions. For reporting units to be disposed of subsequent to the reporting date, the market approach is used where estimates of prices reasonably expected to be realized from the sale of the reporting units are used to determine the fair value of each reporting unit.

If the carrying value exceeds the fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the quantitative goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. This implied fair value is then compared with the carrying amount of the reporting unit goodwill, and if it is less, the Group would then recognize an impairment loss. For the year ended December 31, 2012, the Company adopted ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (ASC 350), pursuant to which the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.

The Group recognized goodwill impairment loss of US$nil, US$11,388 and US$nil for the years ended December 31, 2010, 2011 and 2012, respectively (Note 9).

Intangible assets are carried at cost less accumulated amortization. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets. The estimated useful life for the intangible assets as of December 31, 2012 is as follows:

Development right of Binglangjiang Phase II	30 years
Dam use right of Dongguan	40 years

The Group reviews and adjusts the carrying value of the intangible assets if facts and circumstances suggest the intangible assets may be impaired (Note 2(n)). The Group assessed and concluded that there was no impairment for intangible assets in any of the years presented.

(l) Land use rights

The land use rights represent the amounts paid and relevant costs incurred for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years. For land use rights acquired through a business combination, amortization is recorded on a straight-line basis over their respective remaining estimated useful lives, which range from 41 to 50 years.

(m) Asset retirement obligations

ASC sub-topic 410-20 (“ASC 410-20”), Asset Retirement Obligations, requires companies to record the present value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The value of the liability is capitalized as part of the carrying amount of the related long-lived asset. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Group’s asset retirement obligations relate primarily to the restoration of leased lands under land use rights granted by the local government to their original condition. Asset retirement obligations as of December 31, 2011 and 2012 were insignificant.

(n) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property, plant and equipment, land use rights and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be recoverable in accordance with ASC sub-topic 360-10 (“ASC 360-10”), Property, Plant, and Equipment: Overall. When these events occur, the Group assesses the recoverability of long-lived assets by comparing the carrying amount of the assets to the expected future undiscounted cash flows resulting from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The Group recognized impairment loss on long-lived assets of US$nil, US$11,590 and US$nil for the years ended December 31, 2010, 2011 and 2012, respectively.

(o) Derivative instruments

ASC sub-topic 815-10 (“ASC 815-10”), Derivatives and Hedging: Overall, requires all contracts which meet the definition of a derivative to be recognized in the consolidated financial statements as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in shareholders’ equity as a component of other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in the consolidated statements of comprehensive income. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

(p) Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in shareholders’ equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. The Group presents items of net income (loss) and other comprehensive income (loss) in one continuous statement. Accumulated other comprehensive income (loss) of the Group includes the cumulative foreign currency translation adjustments and net losses not recognized immediately as a component of net periodic pension cost of a defined benefit plan.

(q) Revenue recognition

The Group’s revenue is derived from the sale of electricity. Revenues are recognized when the following four criteria are met as prescribed by ASC sub-topic 605-10 (“ASC 605-10”), Revenue Recognition: Overall: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The Group considers the terms of each arrangement to determine the appropriate accounting treatment. Revenue is generally earned and recognized upon transmission of electricity to the power grid controlled and owned by the respective regional or provincial grid companies. For transactions in which electricity has been transmitted to the power grid without a fixed or determinable unit price per kWh while the tariff is pending approval of the regional or provincial pricing bureau, cash received in exchange for the transmission of electricity to the power grid controlled by the respective regional or provincial grid companies has been recorded as customer deposits until such time the price becomes fixed and determinable. When the price becomes fixed and determinable, all or a portion of the customer deposits will be recognized as revenue. The Group does not defer the related cost of revenues, which is charged to expense as incurred. No customer deposits were recognized as of December 31, 2011 and 2012. The Group has not offered any discounts or rebates to its customers nor does it provide for refunds in its sales contracts with customers.

The Company’s subsidiaries are subject to withholding value-added tax (“VAT”) on the revenues earned in the PRC. The applicable rate of VAT is 6% for small hydroelectric power projects with a total installed capacity of 50 megawatts or less and 17% for large hydroelectric power projects with a total installed capacity of over 50 megawatts. For the year ended December 31, 2010, the lower VAT rate of 6% was applied to the hydroelectric power projects of Binglangjiang, Liyuan, Yingchuan, Wuliting, Pingnan County Yuheng Hydropower Co., Ltd. (“Yuheng”), Pingnan County Yuanping Hydroelectric Co., Ltd. (“Yuanping”), Jiulongshan, Zhougongyuan, Shapulong, Ruiyang, Husahe, Hengda, Xineng, Xiaopengzu, Jinling, Jinlong, Jintang and Jinwei, and the VAT rate of 17% was applied to the hydroelectric power projects of Banzhu and Wangkeng. For the years ended December 31, 2011 and 2012, the lower VAT rate of 6% was applied to the hydroelectric power projects of Binglangjiang, Liyuan, Yingchuan, Wuliting, Yuheng, Yuanping, Jiulongshan, Zhougongyuan, Shapulong, Ruiyang, Husahe, Hengda, Xineng, Xiaopengzu, Jinling, Jinlong, Jintang Jinwei and Dazhaihe, and the VAT rate of 17% was applied to the hydroelectric power projects of Banzhu and Wangkeng. VAT on revenues earned from the sale of electricity by the Group to its customers for the years ended December 31, 2010, 2011 and 2012 were US$5,728, US$4,583 and US$7,387, respectively. The Group has recognized revenues net of VAT in the consolidated statements of comprehensive income.

(r) Cost of revenues

Cost of revenues consists primarily of depreciation expense of hydroelectric power projects and related operating costs and overhead expenses directly attributable to the production of electricity.

(s) Leases

In accordance with ASC sub-topic 840-10 (“ASC 840-10”), Lease: Overall, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (i) ownership is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property’s estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the lease periods.

The Group has no capital leases for any of the years presented.

(t) Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC sub-topic 740-10 (“ASC 740-10”), Income Taxes: Overall. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, net operating loss and credits carryforwards, using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Company accounts for uncertainty in income taxes in accordance with ASC 740-10. Interests and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expenses is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized from the accounting for uncertainty in income taxes is classified in the financial statements as interest expenses, while penalties recognized from the accounting for uncertainty in income taxes are classified in the financial statements as other expenses.

The Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail, which is defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured, using a probability weighted approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretation of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group’s financial statements. Additionally, in future periods, change in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the change occurs. The Group classified unrecognized tax benefits as current liabilities to the extent the Group anticipates payment of cash within one year or the operating cycle, if longer.

The Company recognizes the tax benefit for the excess of the tax basis over the financial reporting basis or the tax liability when the financial reporting basis exceeds the tax basis (“outside basis difference”) of an investment in subsidiary in accordance with ASC sub-topic 740-30 (“ASC 740-30”), Income Taxes: Recognition, when it is apparent that the temporary differences will reverse in the foreseeable future. If it is more likely than not that a deferred tax liability will be realized as a result of the decision to dispose of a subsidiary, the tax liability would be recorded when the disposal group is classified as held for sale even though any gain expected upon disposal cannot be recognized until the sale is consummated.

(u) Net (loss) income per share

In accordance with ASC sub-topic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, basic (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted (loss) income per share is calculated by dividing net (loss) income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the Group’s convertible redeemable preferred shares (Note 17), using the if-converted method, and ordinary shares issuable upon the conversion of the warrants (Note 18) and share options (Note 27), using the treasury stock method.

(v) Segment reporting

The Group follows ASC sub-topic 280-10 (“ASC 280-10”), Segment Reporting: Overall, for the presentation of segment information. The Group’s chief operating decision maker, who has been identified as the chief executive officer (“CEO”), relies upon financial information by provinces with operations in the PRC when making decisions about allocating resources and assessing the performance of the Group. As a result, the Group operates and manages its business as four operating and reportable segments, namely the Yunnan Province segment, the Sichuan Province segment, the Zhejiang Province segment and the Fujian Province segment. As the Group’s long-term assets are substantially all located in and derived from the PRC, no geographical segments are presented.

(w) Government grant

Government grants are recognized when there is reasonable assurance that the attaching conditions will be complied with. A grant relates to an expense item is recognized as income over the period necessary to match the grant on a systematic basis to the related costs, whereas a grant relates to an asset acquisition is recognized as deferred government grant and recognized as income in proportion to depreciation of the related assets. Grant income is recognized on a net basis as a reduction to cost of revenues in the consolidated statements of comprehensive income.

(x) Share-based payment

The Company accounts for share awards issued to employees in accordance with ASC sub-topic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. In accordance with the fair value recognition provision of ASC 718-10, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Company has elected to recognize share-based compensation expense for share awards granted to employees using the straight-line method. The Company uses a binomial option pricing valuations model in determining the fair value of the options granted.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC 718-10 and ASC sub-topic 505-50 (“ASC 505-50”), Equity: Equity-Based Payment to Non-employees. The Company’s share awards issued to non-employees are subject to graded vesting provisions. The Group recognizes share-based compensation expense for share awards granted to non-employees using the accelerated recognition method over the requisite service period of the award. In accordance with ASC 718-10 and ASC 505-50, the Company uses the binomial option pricing valuations model to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any.

(y) Long-lived assets to be disposed of and discontinued operations

The Company accounts for a long-lived asset to be disposed of other than by sale in accordance with the provisions of ASC sub-topic 360-10 (“ASC 360-10”), Impairment and Disposal of Long-Lived Assets, where such long-lived asset continues to be classified as held and used until it is disposed of. When a long-lived asset ceases to be used, the carrying amount of the asset is written down to its salvage value, if any.

The Company accounts for a long-lived asset or disposal group to be sold in accordance with ASC 360-10, where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a completed sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdrawn or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately on the balance sheets. Long-lived assets reclassified as held for sale are not depreciated or amortized.

The Company follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company. Such component is reported as discontinued operations. In the period in which a component has been disposed of or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes, for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the consolidated statements of comprehensive income.

(z) Recently issued accounting standards

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Intangibles—Goodwill and Other (“Topic 350”), which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Comprehensive Income (“Topic 220”), which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. This standard is effective for fiscal years beginning after December 15, 2012, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In March 2013, the FASB issued ASU No. 2013-05 (“ASU 2013-05”), Foreign Currency Matters (“Topic 830”), which is intended to resolve the diversity in practice about whether ASC 810-10 or ASC 830-30 applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity by requiring a parent deconsolidate a subsidiary or derecognize a group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) if the parent ceases to have a controlling financial interest in that group of assets. This standard is effective for the first interim or annual period beginning after December 15, 2014, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(a) Acquisition of subsidiaries

Acquisition of subsidiaries during the year ended December 31, 2010

During the year ended December 31, 2010, the Company completed the acquisitions of100% ownership interest in (i) Husahe, (ii) Hengda, (iii) Xineng, (iv) Xiaopengzu and (v) Jinling and 79% ownership interest in (vi) Wuyue. As a result of these acquisitions, the Company is expected to further expand its hydroelectric power generation capacity in the PRC.

(i) Husahe

On March 2, 2010, Yunnan Huabang entered into an equity transfer purchase agreement with Dehong Qinrui Power Investment and Development Co., Ltd. to acquire 100% of the equity interest in Husahe. The total purchase price for the acquisition is RMB114,980 (US$16,844), which comprises a cash purchase price of RMB106,000 (US$15,528) and an additional cash payment of RMB8,980 (US$1,316) to acquire certain receivables of Husahe which were not originally included as part of the acquired assets in the equity transfer purchase agreement. Prior to the acquisition completion date, Fujian Huabang and Binglangjiang advanced RMB57,000 (US$8,350) and RMB51,000 (US$7,471) cash, respectively, as a capital injection to Husahe. The capital injection is to fund the future operations of Husahe. The Company concluded that the capital injection transferred to Husahe represents an advance to a subsidiary prior to the consummation of its acquisition rather than a cost directly related to its acquisition. Since the capital injection is not a liability incurred by the Group to former owners of Husahe, the payment does not form part of the total purchase consideration. Husahe owns and operates three hydroelectric stations located in Dehong County, Yunnan Province, which have been in operation since March 1995. The acquisition was completed and Yunnan Huabang took effective control of Husahe on April 19, 2010. The acquisition of Husahe meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since April 19, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on April 19, 2010.

US$
Cash purchase price	16,844

Total purchase consideration	16,844

Cash	7,478
Property, plant and equipment, net	14,089
Other assets	9,958
Goodwill	1,826

Total assets acquired	33,351

Other liabilities	(15,998)
Deferred tax liabilities — non-current	(509)

Total liabilities assumed	(16,507)

Net assets acquired	16,844

The US$1,826 goodwill from the acquisition of Husahe was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Husahe. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$54 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net profit of Husahe included in the Company’s consolidated statement of comprehensive income from April 19, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	1,698
Net profit	706

(ii) Hengda

On April 14, 2010, Fujian Huabang entered into an equity transfer purchase agreement with Yunnan Minfa Hydroelectric Development Co., Ltd and Xiamen Minrui Investment Co., Ltd. to acquire 100% equity interest in Hengda. The total purchase price for the acquisition is RMB65,000 (US$9,562) cash. Prior to the acquisition completion date, Fujian Huabang and Banzhu advanced RMB74,521 (US$10,962) and RMB1,130 (US$166) cash, respectively, as a capital injection to Hengda. The capital injection is to fund the future operations of Hengda. The Company concluded that the capital injection transferred to Hengda represents an advance to a subsidiary prior to the consummation of its acquisition rather than a cost directly related to its acquisition. Since the capital injection is not a liability incurred by the Group to former owners of Hengda, the payment does not form part of the total purchase consideration. Hengda owns and operates two hydroelectric stations located in Fugong County, Yunnan Province, which have been in operation since June and October 2007, respectively. The acquisition was completed and Fujian Huabang took effective control of Hengda on June 22, 2010. The acquisition of Hengda meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since June 22, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on June 22, 2010.

US$
Cash purchase price	9,562

Total purchase consideration	9,562

Cash	1
Property, plant and equipment, net	38,653
Intangible assets	342
Other assets	407
Goodwill	428

Total assets acquired	39,831

Current portion of long-term loans	(3,015)
Other liabilities	(12,598)
Long-term loans	(14,269)
Deferred tax liabilities — non-current	(387)

Total liabilities assumed	(30,269)

Net assets acquired	9,562

The US$428 goodwill from the acquisition of Hengda was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Hengda. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$169 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Hengda included in the Company’s consolidated statement of comprehensive income from June 22, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	1,497
Net loss	(58)

(iii) Xineng

On April 14, 2010, Fujian Huabang entered into an equity transfer purchase agreement with Yunnan Minhe Hydroelectric Investment Co., Ltd. to acquire 100% equity interest in Xineng. The total purchase price for the acquisition is RMB31,250 (US$4,591) cash. Prior to the acquisition completion date, Fujian Huabang and Hengda advanced RMB13,630 (US$2,003) and RMB6,134 (US$901) cash, respectively, as a capital injection to Xineng. The capital injection is to fund the future operations of Xineng. The Company concluded that the capital injection transferred to Xineng represents an advance to a subsidiary prior to the consummation of its acquisition rather than a cost directly related to its acquisition. Since the capital injection is not a liability incurred by the Group to former owner of Xineng, the payment does not form part of the total purchase consideration. The hydroelectric project of Xineng is located in Fugong County, Yunnan Province, and has been in operation since February 2009. The acquisition was completed and Fujian Huabang took effective control of Xineng on August 16, 2010. The acquisition of Xineng meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since August 16, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on August 16, 2010.

US$
Cash purchase price	4,591

Total purchase consideration	4,591

Property, plant and equipment, net	19,847
Intangible assets	124
Other assets	255
Goodwill	1,004

Total assets acquired	21,230

Current portion of long-term loans	(73)
Other liabilities	(3,231)
Long-term loans	(13,149)
Deferred tax liabilities — non-current	(186)

Total liabilities assumed	(16,639)

Net assets acquired	4,591

The US$1,004 goodwill from the acquisition of Xineng was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Xineng. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$104 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Xineng included in the Company’s consolidated statement of comprehensive income from August 16, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	556
Net loss	(80)

(iv) Xiaopengzu

On April 23, 2010, Fujian Huabang entered into an equity transfer purchase agreement with eight individual shareholders to acquire 100% of the equity interest in Xiaopengzu. The total purchase price for the acquisition is RMB150,000 (US$22,089). Prior to the acquisition completion date, Fujian Huabang, Binglangjiang, Yingchuan, Banzhu, Wangkeng and Yuanping advanced RMB42,500 (US$6,259), RMB13,000 (US$1,914), RMB10,000 (US$1,473), RMB6,500 (US$957), RMB20,000 (US$2,945) and RMB1,000 (US$147) cash, respectively, as a capital injection to Xiaopengzu. The capital injection is to fund the future operations of Xiaopengzu. The Company concluded that the capital injection transferred to Xiaopengzu represents an advance to a subsidiary prior to the consummation of its acquisition rather than a cost directly related to its acquisition. Since the capital injection is not a liability incurred by the Group to former owners of Xiaopengzu, the payment does not form part of the total purchase consideration. The hydroelectric project of Xiaopengzu is located in Luquan County, Yunnan Province and has been in operation since December 2009. The acquisition was completed and Fujian Huabang took effective control of Xiaopengzu on September 8, 2010. The acquisition of Xiaopengzu meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since September 8, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on September 8, 2010.

US$
Cash purchase price	22,089

Total purchase consideration	22,089

Cash	2,350
Property, plant and equipment, net	45,592
Other assets	569
Goodwill	12,398

Total assets acquired	60,909

Current portion of long-term loans	(1,878)
Other liabilities	(16,420)
Long-term loans	(20,210)
Deferred tax liabilities — non-current	(312)

Total liabilities assumed	(38,820)

Net assets acquired	22,089

The US$12,398 goodwill from the acquisition of Xiaopengzu was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Xiaopengzu. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$27 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Xiaopengzu included in the Company’s consolidated statement of comprehensive income from September 16, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	876
Net loss	(202)

(v) Jinling

On November 3, 2010, Fujian Huabang entered into an equity transfer purchase agreement with Fujian Taiyu Investment (Group) Co., Ltd. Shaowu City Fengyi Power Development Co., Ltd. and Jianyang City Xinguang Power Development Co., Ltd. (collectively referred to as “the Original Shareholders of Jinling”) to acquire 100% equity interest in Jinling, which held 55%, 74% and 74% of controlling interest in Jinlong, Jintang and Jinwei, respectively.

The total purchase price for the acquisition is RMB75,060 (US$11,333) cash. These hydroelectric projects are located in Shaowu City, Fujian Province, and have been in operation since 1985.The acquisition was completed and Fujian Huabang took effective control of Jinling and its subsidiaries on December 30, 2010. The acquisition of Jinling and its subsidiaries meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since December 30, 2010.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on December 30, 2010.

US$
Cash purchase price	11,333
Total purchase consideration	11,333

US$
Cash and Bank	26
Property, plant and equipment, net	78,953
Intangible assets	1,759
Other assets	1,665
Goodwill	9,341
Deferred tax assets— non-current	474

Total assets acquired	92,218

Short-term loans	(9,286)
Current portion of long-term loans	(5,964)
Long-term loans	(16,081)
Other liabilities	(41,549)
Deferred tax liabilities — non-current	(4,274)

Total liabilities assumed	(77,154)

Noncontrolling interest	(3,731)
Net assets acquired	11,333

The Company used the income approach to measure the fair value of the noncontrolling interest at the acquisition date. Significant inputs include estimated future revenue and costs to calculate future operating cash flows as well as internal rate of return to compute the present value of operating cash flows.

The US$9,341 goodwill from the acquisition of Jinling and its subsidiaries was assigned to the Fujian Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Jinling and its subsidiaries. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$51 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amount of revenue and earnings of Jinling and its subsidiaries included in the Company’s consolidated statements of comprehensive income from December 30, 2010, the acquisition date, to December 31, 2010 were insignificant.

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Group for the year ended December 31, 2010, as if the acquisitions in 2010 described above had been completed at the beginning of the years presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually taken place on the dates indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

For the Year Ended December 31, 2010
US$
Revenues	69,580
Loss before income taxes	(9,575)
Net loss attributable to ordinary shareholders	(7,653)
Basic and diluted loss per share	(0.05)

(vi) Wuyue

On October 22, 2009, the Company entered into a capital injection agreement (the “Agreement”) with Henan Lantian Group Co., Ltd. (“Lantian”) to subscribe 79% equity interest in Wuyue, which owns the right to develop a pumped storage hydropower project of 1,000 megawatts in the Henan Province. Pursuant to the Agreement, the Company is obligated to pay a first installment of RMB32,500 (US$4,771) and to transfer an additional RMB130,000 (US$19,629) cash as capital injections to Wuyue within two years after obtaining the certificate of approval from the government to fund the construction of the pumped storage hydroelectric power project. The Company completed the first capital injection of RMB32,500 (US$4,771) on March 23, 2010. Pursuant to the capital injection agreement, the Company controls a majority of the board of directors and manages the daily business operations of Wuyue subsequent to the first capital injection on March 23, 2010. As a result, Wuyue has been accounted for as a subsidiary and included in the Company’s consolidated financial statements since March 23, 2010.

The acquisition of Wuyue does not meet the definition of a business acquisition and is accounted for as an asset acquisition. Wuyue is in the development stage during the year ended December 31, 2010.  As a result, no revenue and earnings of Wuyue are included in the Company’s consolidated statement of comprehensive income from March 23, 2010 to December 31, 2010.

Acquisition of a subsidiary during the year ended December 31, 2011

During the year ended December 31, 2011, the Company completed the acquisition of 100% ownership interest in Dazhaihe. This acquisition is in line with the Company’s plan to further expand its hydroelectric power generation capacity in the PRC.

On November 6, 2010, Xiaopengzu entered into an equity transfer purchase agreement with seven individual shareholders to acquire 100% of the equity interest in Dazhaihe. The total purchase consideration for the acquisition was US$9,019 (RMB59,000) cash. The hydroelectric project of Dazhaihe is located in Mengqian County, Yunnan Province, and has been in operation since September 2008. The acquisition was completed and Xiaopengzu took effective control of Dazhaihe on April 10, 2011. The acquisition of Dazhaihe meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since April 10, 2011.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on April 10, 2011.

US$
Cash purchase price	9,019

Total purchase consideration	9,019

Cash	59
Property, plant and equipment, net	11,540
Other assets	555
Goodwill	6,646

Total assets acquired	18,800

Other liabilities	(9,303)
Deferred tax liabilities — non-current	(478)

Total liabilities assumed	(9,781)

Net assets acquired	9,019

The US$6,646 goodwill from the acquisition of Dazhaihe was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Dazhaihe. None of the goodwill is expected to be deductible for tax purposes.

The Company recognized US$28 of acquisition-related costs that were expensed in the year ended December 31, 2011. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

The amounts of revenue and net loss of Dazhaihe included in the Company’s consolidated statement of comprehensive income from April 10, 2011, the acquisition date, to December 31, 2011 are as follows:

US$
Revenue	831
Net loss	(717)

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Group for the years ended December 31, 2010 and 2011, as if the acquisition of Dazhaihe in 2011 described above had been completed at the beginning of the years presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually taken place on the dates indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the Years Ended December 31,
	2010	2011
	US$	US$
Revenues	59,125	54,960
Profit (loss) before income taxes	2,824	(53,730)
Net loss attributable to ordinary shareholders	(12,322)	(45,638)
Basic and diluted loss per share	(0.09)	(0.29)

(b) Acquisition of noncontrolling interest

On January 14, 2011, Fujian Huabang, a wholly-owned subsidiary of the Company, completed the acquisition of the remaining 10% equity interest of Wangkeng pursuant to an equity transfer purchase agreement with Sanming Chenyang Hydroelectric Co., Ltd. dated November 22, 2010. The purchase consideration for the acquisition was US$5,939 (RMB38,967). The Company accounted for the purchase of subsidiary shares from the noncontrolling interest as an equity transaction in accordance with ASC 810-10. The carrying amount of the noncontrolling interest was adjusted from US$1,032 (RMB6,777) to US$nil to reflect the noncontrolling interest holder’s reduced ownership interest in Wangkeng’s net assets. The difference between the consideration paid by the Company to the noncontrolling interest holder and the adjustment to the carrying amount of the noncontrolling interest in Wangkeng was recognized in additional paid-in capital. Upon the completion of this transaction, Wangkeng became a wholly-owned subsidiary of the Group.

The following table shows the effects of changes in the Company’s ownership interest in Wangkeng on the Company’s equity:

	For the Years Ended December 31,
	2010	2011
	US$	US$
Net income (loss) attributable to the Company	3,742	(45,389)
Decrease in the Company’s paid-in capital for purchase of 10% of equity interest in Wangkeng	—	(4,907)
Net transfers to noncontrolling interest	—	(4,907)
Change from net income (loss) attributable to the Company and transfers to noncontrolling interest	3,742	(50,296)

During the year ended December 31, 2012, the Company did not complete any acquisition of hydropower projects.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

The Group’s trading terms with its customers are mainly on credit. The credit terms are generally within 60 days after the delivery of electricity. The Group does not offer extended payment terms and all accounts receivable balances are non-interest-bearing.

As of December 31, 2011and 2012, all of the accounts receivable balances were within credit terms.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2011	2012
	US$	US$
Advances for construction projects	88	78
Acquisition deposits	714	716
Amounts due from original shareholders of acquired subsidiaries	1,244	1,297
Consideration receivable from disposal of a subsidiary	—	11,534
Others	1,667	2,085
	3,713	15,710
Less: Provision for impairment allowance	(714)	(1,560)
Total	2,999	14,150

Acquisition deposits as of December 31, 2012 and 2011 represent a deposit of US$477 (2011: US$476) advanced by Wangkeng to Long Yan Ting Zhou Hydroelectric Development Co., Ltd. in April 2011 for the acquisition of the Ting Zhou hydroelectric project and a deposit of US$239 (2011: US$238) advanced by Hengda to Lushui Jinman Hydro Development Co., Ltd. in April 2011 for the acquisition of the Jinmanhe power project. As of December 31, 2011, these acquisitions have not been completed and the memorandums of understanding in relation to these acquisitions have expired. As a result, the Group recognized a full provision for impairment allowance on the acquisition deposits of US$716 (2011: US$714) as of December 31, 2012.

Amounts due from original shareholders of acquired subsidiaries as of December 31, 2012 and 2011 mainly represent US$794 (2011: US$487) receivable from the original shareholders of Jinling and its subsidiaries for business tax and land value added tax related to the disposal of an office building and US$503 (2011: US$502) from the original shareholders of Banzhu for social insurance which should be borne by the original shareholders in accordance with the equity purchase agreements. As of December 31, 2012, the amounts due from the original shareholders of Jinling and its subsidiaries are determined to be not recoverable. As a result, the Group recognized a full provision for impairment allowance of US$794 in the year ended December 31, 2012.

On October 18, 2012, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuheng for a total consideration of US$21,269 (RMB134,000) cash. Consideration receivable from disposal of a subsidiary as of December 31, 2012 represents US$11,534 unpaid consideration due from the buyer, which was fully settled on March 19, 2013.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

6. DISCONTINUED OPERATIONS

On December 3, 2011, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuanping for a total consideration of US$11,276 (RMB71,050) cash. Yuanping owns and operates one hydroelectric station located in the Fujian Province, the PRC. On the same day, an agreement was entered into between Yuanping and Yuheng whereby Yuanping is assigned a right to use 36.48% of the water generated by Yuheng’s dam and reservoir at nil consideration with immediate effect. The dam and reservoir legally owned by Yuheng had been utilized in power generation by both Yuanping and Yuheng historically.

As of December 31, 2011, Yuanping met the criteria for disposal group to be classified as held for sale in accordance with ASC 360-10. In addition, Yuanping has operations and cash flows that were clearly distinguished from the rest of the Group in accordance with ASC 205. Accordingly, the operating results of Yuanping have been presented as discontinued operations in the consolidated statements of comprehensive income for all years presented. The assets and liabilities related to Yuanping have been presented as assets classified as held-for-sale and liabilities directly associated with the assets classified as held-for-sale, respectively, in accordance with ASC360-10 in the consolidated balance sheet as of December 31, 2011. The disposal date was March 2, 2012, which was the date the Company lost effective control over Yuanping.

On October 18, 2012, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuheng for a total consideration of US$21,269 (RMB134,000) cash. Yuheng owns and operates one hydroelectric station located in the Fujian Province, the PRC. The disposal date was October 31, 2012, which was the date the Company lost effective control over Yuheng. Accordingly, the operating results of Yuheng have been presented as discontinued operations in the consolidated statements of comprehensive income for all years presented.

The breakdown of assets and liabilities attributable to discontinued operations as of each reporting date and the disposal dates and the results of discontinued operations for the years presented are as follows:

(a)   Assets of disposal group classified as held-for-sale

December 31
2011
US$
Cash and cash equivalents	11
Property, plant and equipment, net	17,376
Goodwill	3,214
Other intangible assets	587
Deferred tax assets	259
Other current assets	246
Total	21,693

(b)   Liabilities directly associated with the assets classified as held-for-sale

December 31
2011
US$
Long-term loans	10,475
Deferred tax liabilities, non-current	815
Current portion of long-term loans	476
Accrued expenses and other current liabilities	154
Total	11,920

In accordance with ASC 740, as it is more likely than not that a deferred tax liability will be realized as a result of the decision to dispose of Yuanping, a tax liability of US$136 was recorded when the disposal group is classified as held for sale even though any capital gain tax expected upon disposal cannot be recognized until the sale is consummated. In March 2012, the tax liability was cleared when the disposal transaction was completed.

(c)   Assets and liabilities attributable to discontinued operations

The breakdown of assets and liabilities attributable to discontinued operations of Yuanping as of December 31, 2011 and the date of disposal on March 2, 2012 is as follows:

	December 31	March 2
	2011	2012
	US$	US$
Assets:
Cash and cash equivalents	11	56
Property, plant and equipment, net	17,376	17,304
Goodwill	3,214	3,219
Other intangible assets	587	617
Deferred tax assets	259	259
Other current assets	246	328
Total	21,693	21,783

Liabilities:
Long-term loans	10,475	10,489
Deferred tax liabilities, non-current	815	827
Current portion of long-term loans	476	477
Accrued expenses and other current liabilities	154	163
Total	11,920	11,956

The breakdown of assets and liabilities attributable to discontinued operations of Yuheng as of December 31, 2011 and the date of disposal on October 31, 2012 is as follows:

	December 31	October 31
	2011	2012
	US$	US$
Assets:
Cash and cash equivalents	33	472
Property, plant and equipment, net	19,004	18,509
Goodwill	23,445	23,448
Other intangible assets	1,966	1,916
Deferred tax assets	333	174
Other current assets	651	241
Total	45,432	44,760

Liabilities:
Long-term loans	8,729	7,301
Deferred tax liabilities, non-current	1,818	2,046
Current portion of long-term loans	15,553	14,920
Accrued expenses and other current liabilities	1,402	2,256
Other non-current liabilities	—	33
Total	27,502	26,556

(d)   Results of discontinued operations

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Revenues	8,495	4,737	4,661
Cost of revenues	(2,192)	(2,098)	(1,131)
General and administrative expenses	(274)	(226)	(176)
Interest income	393	2	2
Interest expense	(1,997)	(2,580)	(1,634)
Other (loss) income, net	(38)	(16)	3,543
Income tax expense	(152)	(101)	(1,358)
Net income (loss) from discontinued operations	4,235	(282)	3,907

The gain on disposal of US$1,819 and US$1,907 from the disposition of Yuanping and Yuheng, respectively, was included in “other (loss) income, net”.

(e)          No allocation of cash flows has been made between continuing and discontinued operations, as the cash flows provided by or used in the operating, investing and financing activities of the discontinued operations were insignificant.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and its related accumulated depreciation as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	US$	US$
Dams and reservoirs	343,851	339,123
Buildings	128,448	124,154
Machinery	156,685	153,837
Transportation equipment	1,840	1,865
Electronic equipment and others	4,187	4,244
Less: Accumulated depreciation	(55,237)	(74,852)
	579,774	548,371
Construction in progress, net	1,190	140
Total	580,964	548,511

Construction in progress, net of impairment charge, as of December 31, 2011 and 2012 is as follows:

	Jiulongshan	Liyuan	Binglangjiang	Wuyue	Wuliting	Yingchuan	Xineng	Hengda	Ruiyang	Zhougongyuan	Jinling	Dazhaihe	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2010	33	—	268	10,520	—	9	—	—	9	19	8	—	10,866
Addition to construction in progress	34	1,129	1,384	808	—	—	—	—	—	2,922	—	—	6,277
Transfer to property, plant and equipment	(55)	—	(1,658)	—	—	—	—	—	—	(2,942)	(8)	—	(4,663)
Impairment of construction in progress	—	—	—	(11,590)	—	—	—	—	—	—	—	—	(11,590)
Foreign currency translation adjustment	1	29	7	262	—	—	—	—	—	1	—	—	300
Balance as of December 31, 2011	13	1,158	1	—	—	9	—	—	9	—	—	—	1,190
Addition to construction in progress	—	1,350	—	—	1,316	—	278	11	1,091	1,429	—	48	5,523
Transfer from property, plant and equipment	—	—	—	—	—	—	610	—	—	—	—	13	623
Transfer to property, plant and equipment	—	(2,416)	(1)	—	(1,316)	—	(888)	(11)	(1,076)	(1,429)	—	(61)	(7,198)
Foreign currency translation adjustment	—	2	—	—	—	—	—	—	—	—	—	—	2
Balance as of December 31, 2012	13	94	—	—	—	9	—	—	24	—	—	—	140

Impairment of construction in progress represents the full write-off of the hydropower project development costs incurred by Wuyue, a 79% owned subsidiary of the Company. Wuyue holds the right to develop a hydropower project of 1,000 megawatts in the Henan Province, the PRC. The project made minimum progress after the acquisition of Wuyue by the Company in October 2009. During the year ended December 31, 2011, the Company decided to abandon the development of the hydropower project and fully impair the construction in progress.

Interest costs from continuing operations qualifying for capitalization in the years ended December 31, 2010, 2011 and 2012 were US$nil, US$10 and US$nil, respectively.

Depreciation expenses from continuing operations for the years ended December 31, 2010, 2011 and 2012 were US$14,645, US$20,763 and US$21,747, respectively. Accumulated depreciation as of December 31, 2011 and 2012 included foreign currency translation adjustment of US$2,164 and US$157, respectively. Depreciation expenses have been reported in the following accounts:

	For the Years ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	(14,419)	(20,466)	(21,402)
General and administrative expenses	(226)	(297)	(345)
Total	(14,645)	(20,763)	(21,747)

INTANGIBLE ASSETS (Intangible assets, excluding land use rights)	12 Months Ended
Dec. 31, 2012
Intangible assets, excluding land use rights
Intangible assets
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

In connection with the acquisition of Binglangjiang in 2007, the Company acquired a legal right to develop and operate Phase II of Binglangjiang’s hydroelectric power project. The development right allows the Company to expand the power generation capacity of Binglangjiang by utilizing the existing water dam of Binglangjiang, which has a useful life of 30 years. The Company recognized the fair value of US$2,909 of the development right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the development right is 30 years.

In connection with the acquisition of Yuanping in 2008, the Company acquired a contractual right to use water from the dam and reservoir of the Jinzaoqiao station, which has a useful life of 40 years. The Company recognized the fair value of US$563 of the water use right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the water use right is 40 years. As of December 31, 2011, the net carrying value of the water use right of US$562 was classified as assets held-for-sale. The water use right was disposed in March 2012 (Note 6).

On August 12, 2009, Yuheng acquired a contractual right to use water from the dam and reservoir of Wanquan Power Generation Co., Ltd. for a purchase price of US$1,025. The term of the water use right is 30 years. The water use right was disposed in October 2012 (Note 6).

In connection with the acquisition of Jinling, the Company acquired a right to use the dam of the Dongguan hydropower project which has a useful life of 40 years. The Company recognized the fair value of US$1,759 for the dam use right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the dam use right of Dongguan is 40 years.

Intangible assets and their related accumulated amortization as of December 31, 2011 and 2012 are as follows:

	December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(509)	611	3,011
Water use right of Wanquan Power Generation Co., Ltd.	1,025	(129)	78	974
Dam use right of Dongguan	1,759	(45)	89	1,803
Total	5,693	(683)	778	5,788

	December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(629)	619	2,899
Dam use right of Dongguan	1,759	(90)	92	1,761
Total	4,668	(719)	711	4,660

Amortization expenses from continuing operations for the years ended December 31, 2010, 2011 and 2012 were US$111, US$161 and US$165, respectively. Amortization expenses have been reported in the following accounts:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	—	(45)	(45)
General and administrative expenses	(111)	(116)	(120)
Total	(111)	(161)	(165)

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$
2013	165
2014	165
2015	165
2016	165
2017	165

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

9. GOODWILL

Goodwill of US$112,481 as of December 31, 2012 represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired relating to the acquisition of Binglangjiang during 2007, the acquisitions of Yingchuan, Wuliting, Wangkeng, and Banzhu during 2008, the acquisitions of Shapulong and Ruiyang during 2009, the acquisitions of Husahe, Hengda, Xineng, Xiaopengzu and Jinling and its subsidiaries during 2010 and the acquisition of Dazhaihe during 2011, net of foreign currency translation adjustment. Goodwill is not deductible for tax purposes. In accordance with ASC 350-10, goodwill is not amortized but is tested for impairment at least annually.

The changes in the carrying amount of goodwill by operating and reportable segments for the years ended December 31, 2011 and 2012 are as follows:

	Yunnan Province	Sichuan Province	Fujian Province	Zhejiang Province	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2010	19,036	—	76,358	41,241	136,635
Goodwill acquired during the year	6,646	—	—	—	6,646
Reclassified to assets held-for-sale	—	—	(3,214)	—	(3,214)
Foreign currency translation adjustment	1,122	—	3,744	2,106	6,972
Impairment of goodwill	(5,260)	—	(6,128)	—	(11,388)
Balance as of December 31, 2011	21,544	—	70,760	43,347	135,651
Foreign currency translation adjustment	53	—	119	106	278
Disposal of subsidiaries	—	—	(23,448)	—	(23,448)
Balance as of December 31, 2012	21,597	—	47,431	43,453	112,481

	December 31,
	2011	2012
	US$	US$
Gross carrying value	147,330	124,189
Less: Accumulated impairment loss	(11,679)	(11,708)
Net carrying value	135,651	112,481

During the year ended December 31, 2011, due to the significant decline in its share price for a sustained period, the Company determined that there was an impairment indicator related to the carrying value of its goodwill. Thus, the Company performed the two-step goodwill impairment test on each of its reporting units.

In estimating the fair value of each of the reporting units in the first step of the impairment test, significant management judgment was applied. The Company estimated the fair value of each of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as insufficient number of comparable companies. In using the income approach methodology of valuation, estimates to determine the fair value of the reporting units included management’s judgment related to forecasts of future operating results, discount rates and expected future growth rates. The underlying assumptions used in the first step of the impairment test considered the market capitalization as of December 31, 2011 as well as the current local operating environment in certain provinces in the PRC and its expected impact on the fair value of the reporting unit. The Company determined that the fair value of certain reporting units was less than their carrying value and performed the second step of the impairment test.

The Company performed the second step of the impairment test to determine the implied fair value of goodwill for the reporting units with fair value less than carrying value. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit to all of the assets and liabilities including any unrecognized intangible assets of the reporting units. This implied fair value was compared to the carrying value of reporting unit goodwill to quantify the amount of impairment loss.

During the year ended December 31, 2012, the Company performed a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, the Company determined that it is not more likely than not that the fair value of its reporting units was less than their carrying value. Accordingly, the first and second steps of the goodwill impairment test are not necessary in accordance with ASC 350-10. For the years ended December 31, 2011and 2012, the Company recognized an impairment loss on goodwill of US$11,388 and US$nil, respectively.

During the year ended December 31, 2012, the Company completed the disposal of two wholly-owned subsidiaries, Yuheng and Yuanping (Note 6). Goodwill amounting to US$23,448 and US$3,219 for Yuheng and Yuanping, respectively, was derecognized on the respective disposal date.

LAND USE RIGHTS (Land use rights)	12 Months Ended
Dec. 31, 2012
Land use rights
Land use rights
LAND USE RIGHTS

10. LAND USE RIGHTS

Land use rights and their related accumulated amortization as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	US$	US$
Land use right	48,500	47,521
Less: Accumulated amortization	(3,528)	(4,614)
Foreign currency translation adjustment	5,694	5,733
Total	50,666	48,640

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$
2013	1,156
2014	1,156
2015	1,156
2016	1,156
2017	1,156

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

11. OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	December 31,
	2011	2012
	US$	US$
Long-term prepaid debt insurance cost	591	315
Long-term prepaid rental expenses	270	118
Long-term prepaid compensation cost	90	337
Deposit for financing arrangement	—	859
Unamortized service fee	—	187
Long-term prepaid guarantee fee	—	197
Total	951	2,013

On August 9, 2012, Liyuan entered into an agreement with International Far Eastern Leasing Co., Ltd. (“IEL”) to sell certain power generation assets to IEL for cash consideration of US$7,151 and simultaneously leased back the assets for three years at a monthly lease payment of US$219. The implicit interest rate on the lease payments is 6.5% per annum which is determined based on 0.35% above the benchmark interest rate announced by the People’s Bank of China for 1 to 3 years loans on August 9, 2012. As Liyuan retained substantially all of the benefits and risks from the ownership of the leased assets, the arrangement was accounted for as financing from IEL in accordance with ASC 840-40, Sale-leaseback transactions (Note15). Pursuant to the agreement, Liyuan paid a nonrefundable service fee of US$354 and a refundable deposit of US$858 to IEL. The deposit will be repaid to Liyuan at the end of the lease period.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
	US$	US$
Accrued payroll expenses	2,583	3,445
Retainage due to contractors	2,283	199
Purchase consideration payable	4,752	—
Employee termination costs	—	1,750
Guarantee deposits from original shareholders of acquired subsidiaries	4,265	1,358
Income tax payable	1,425	5,406
Other taxes payable	1,989	2,326
Amounts due to original shareholders of acquired subsidiaries	22,942	1,345
Unrecognized tax benefits (Note 13)	4,344	—
Accrued interests on unrecognized tax benefits (Note 13)	1,036	—
Accrued water resource fee	1,417	1,496
Loans from third parties	14,483	13,627
Interest payable	1,056	1,260
Accrued dam and reservoirs repair fee	3,835	1,424
Reservoir maintenance fund	1,398	1,905
Advance from customers	124	1,014
Deposits from third parties	1,905	716
Accrued audit fee	937	650
Other liabilities	4,228	5,904
Total	75,002	43,825

Purchase consideration payable as of December 31, 2011 represents the US$1,825, US$18 and US$2,909 outstanding unpaid portion of the purchase consideration for the acquisitions of Xiaopengzu, Ruiyang and Wuliting, respectively, which were fully settled with the original shareholders during the year ended December 31, 2012.

Employee termination costs as of December 31, 2012 represent the termination benefits payable to the former chairman and CEO, John Kuhns, and the former executive vice president and corporate secretary, Mary Fellows. Based on a settlement agreement with the Company, John Kuhns and Mary Fellows resigned from their executive officer positions with the Group with effective date on September 30, 2012 and agreed to serve as senior advisors to the board of directors until December 15, 2012. After completion of their advisory roles, the Company shall pay aggregate termination benefits of US$1,250 and US$500 to John Kuhns and Mary Fellows, respectively, on a monthly basis over the course of 24 months.

Guarantee deposits of US$4,265 from original shareholders of acquired subsidiaries as of December 31, 2011 represent security deposits received by the Company from original shareholders of Wangkeng, Wuliting and Yingchuan which will be returned by the Company within ten days when the original shareholders of the acquired subsidiaries furnish the Company with final documentation relating to the acquired hydroelectric power projects and dams and reservoirs. The final documentation has not been provided in full as of December 31, 2011 and the Company will retain the guarantee deposits until receipt of such documentation. The final documentation was provided by the original shareholders of Wangkeng and Wuliting and the guarantee deposits were returned by the Company during the year ended December 31, 2012. Guarantee deposits of US$87 and US$1,271 from original shareholders of acquired subsidiaries as of December 31, 2012 represent security deposits received by the Company from original shareholders of Yingchuan and Jinling, respectively, which will be returned by the Company when the original shareholders of the acquired subsidiaries furnish the Company with final documentation relating to the acquired hydroelectric power projects and dams and reservoirs or formal title certificates with respect to the land. The final documentation and title certificates have not been provided in full as of December 31, 2012 and the Company will retain the security deposits until receipt of such documentations.

Amounts due to original shareholders of acquired subsidiaries as of December 31, 2011 represent (i) US$2,785 payable to the original shareholders of Dazhaihe, Wangkeng and Wuliting for their entitlement to the net working capital surplus of Dazhaihe, Wangkeng and Wuliting immediately prior to the consummation of the acquisitions in accordance with the supplemental equity transfer purchase agreements; and (ii) liabilities assumed in the acquisition of Jinling, which consisted of amounts payable to original shareholders of Jinling related to borrowings from these original shareholders before the acquisition date of US$18,735. The borrowings are repayable on demand and are subject to a weighted average interest rate of 7.33% per annum as of December 31, 2011. Amounts due to the original shareholder of Wangkeng, Wuliting and Jinling were fully settled during the year ended December 31, 2012. Amounts due to original shareholders of acquired subsidiaries as of December 31, 2012 mainly represent US$1,271 payable to the original shareholders of Dazhaihe, Hengda, Xineng and Banzhu for their entitlement to the net working capital surplus of Dazhaihe, Hengda, Xineng and Banzhu immediately prior to the consummation of the acquisitions in accordance with the supplemental equity transfer purchase agreements.

Loans from third parties as of December 31, 2011 represent RMB denominated loans from non-financial institutions of US$3,483, US$1,478, US$3,174, US$3,174 and US$3,174 for Jinling, Jinlong, Xiaopengzu, Wuliting and Jiulongshan, respectively. The loans for Jinling and Jinlong bear an interest rate of 18.55% per annum and 18.0% per annum, respectively, and are unsecured and repayable within one year. The loans for Xiaopengzu, Wuliting and Jiulongshan were guaranteed by Yuheng, repayable on demand, and bear an interest rate of 21.6% per annum. Loans from non-financial institutions for Xiaopengzu, Wuliting and Jiulongshan were fully repaid during the year ended December 31, 2012. Loans from third parties as of December 31, 2012 represent RMB denominated loans from non-financial institutions of US$9,139, US$4,121, US$240 and US$127 for Jinling, Jinlong, Hengda and Binglangjiang, respectively. The loans of US$32, US$2,743 and US$6,364 for Jinling bear an interest rate of 24%, 18% and 32% per annum, respectively. The loans for Jinlong bear an interest rate of 18% per annum. The loans for Hengda and Binglangjiang are interest free.

Deposits from third parties as of December 31, 2011 and 2012 represent cash deposits received from certain third-party individuals bidding for the right to provide outsourcing management services to the Group’s hydropower stations in the Zhejiang Province, the PRC, in 2013. The deposits are interest-free and repayable by the Group upon selection of the provider for the outsourcing management services. On September 1, 2012, the subsidiaries in the Zhejiang Province signed new agreements with third-parties to terminate the bidding and reached consensus to return the deposits during the first six months of 2013.

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
INCOME TAX EXPENSE

13. INCOME TAX EXPENSE

Cayman Islands

Under the current income tax laws of the Cayman Islands, the Company is not subject to tax on any income or capital gain.

Hong Kong

Under the current income tax laws of Hong Kong, in general, companies are subject to Hong Kong Profits Tax at 16.5% on income arising in or derived from Hong Kong. CHC HK and Sunpower do not derive any income which is subject to Hong Kong Profits Tax since their incorporations. In addition, upon payments of dividends by CHC HK and Sunpower to the Company, no Hong Kong withholding tax will be imposed.

PRC

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% unless otherwise specified.

Pursuant to GuoShuiFa [2002] No. 47 and CaiShui [2011] No. 58, the Company’s PRC subsidiaries which are located in the Western region of the PRC and engaged in hydroelectric power activities are entitled to the preferential tax rate of 15% from 2010 to 2020 and 2-year full income tax exemption followed by 3-year 50% income tax reduction (the “2+3 tax holiday”), respectively. For a domestic enterprise, the 2+3 tax holiday starts from its commencement of business operation. For a foreign investment enterprise, the 2+3 tax holiday starts from its first profit-making year from income tax perspective. Accordingly, the following preferential tax rates are noted:

(i)                                     Binglangjiang and Husahe are subject to income tax at 15% from 2010 to 2020;

(ii)                                  Liyuan and Hengda were subject to income tax at 7.5% for 2010 and 2011, and are subject to income tax at 15% from 2012 to 2020;

(iii)                               Xineng and Xiaopengzu were tax exempted for 2010, and are subject to income tax at 7.5% from 2011 to 2013, and at 15% from 2014 to 2020; and

(iv)                              Based on the local tax authority’s approvals, Dazhaihe was tax exempted for 2010, and is subject to income tax at 7.5% for 2011, at 12.5% for 2012 and 2013, and at 15% from 2014 to 2020.

Further, Banzhu, being a foreign invested production-type enterprise, was entitled to a 2+3 tax holiday which is grandfathered under the prevailing PRC Corporate Income Tax Law (“the CIT Law”) and its relevant regulations. As such, Banzhu is subject to income tax at 12.5% from 2010 to 2012.

In accordance with the prevailing CIT Law and its relevant regulations, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no detailed interpretation or guidance has been issued to define “place of effective management” for non-China-funded overseas enterprises, such as the Company. If the Company’s non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax under the CIT Law. As of December 31, 2012, the Company has analyzed the applicability of this law and has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

The Group had minimal operations in jurisdictions other than the PRC.

Income (loss) before income tax expense from continuing operations consists of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cayman Islands	(11,072)	(17,593)	(7,962)
Hong Kong	(1,262)	(659)	(680)
PRC	15,292	(35,229)	10,037
	2,958	(53,481)	1,395

Income tax expense consists of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Current income tax expense	3,846	2,113	7,013
Deferred income tax benefit	(638)	(586)	(562)
Income tax expense	3,208	1,527	6,451

A reconciliation of the actual income tax expense to the amount computed by applying the PRC statutory tax rate to income (loss) before income tax expense in the consolidated statements of comprehensive income is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Taxation at PRC statutory tax rate of 25%	739	(13,370)	349
Effect of non-PRC entities not subject to income tax	3,083	4,564	2,161
Effect of tax holiday	(301)	—	(466)
Effect of preferential tax rate	(210)	(248)	(14)
Current and deferred tax rate differential	—	1,015	1,167
Deemed interest income	695	1,010	276
Non-deductible expenses	565	4,337	3,041
Change in valuation allowance	(1,363)	3,818	575
Impact of changes in enacted tax rates	—	(325)	—
Prior year tax audit adjustment	—	190	—
PRC withholding tax on the outside basis difference of the discontinued operations	—	136	—
Provision for (reversal of) PRC dividend withholding tax	—	400	(296)
Effect of changes in the tax basis of property, plant and equipment	—	—	(225)
Reduction to unrecognized tax benefits due to lapse of statute of limitations	—	—	(117)
Income tax expense	3,208	1,527	6,451
Effective tax rate (%)	108.45%	(2.86)%	462.44%

The aggregate amount and effect of tax holidays on basic and diluted loss per share are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Aggregate amount	301	—	466
Basic and diluted	0.002	—	0.003

The Company’s unrecognized tax benefits are mainly related to transfer pricing and non-deductible expenses.

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Balance as of January 1	2,329	3,743	6,093
Addition for tax positions taken in the current period	88	459	396
Reclassified from income tax payable for tax positions of prior years	973	2,336	1,138
Addition for tax positions from newly acquired entities	382	—	—
Reduction for tax positions of prior years	(122)	(87)	(171)
Lapse of statute of limitations	—	—	(117)
Reclassified to liabilities directly associated with the assets classified as held-for-sale or disposal of discontinued operations	—	(618)	(1,276)
Foreign currency translation	93	260	14
Balance as of December 31	3,743	6,093	6,077

As of December 31, 2011 and 2012, the Company’s unrecognized tax benefits of US$6,093 and US$6,077, of which US$4,998 and US$4,159, respectively, of the unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. Of the US$6,093 and US$6,077 unrecognized tax benefits, US$1,749 and US$986, respectively, are presented on a net basis on the face of the balance sheet against deferred tax asset related to net operating loss, for which a full valuation allowance would otherwise be recorded.

Management does not expect the amount of unrecognized tax benefits will change significantly in the next 12 months. As of December 31, 2011 and 2012, unrecognized tax benefits of US$4,344 and US$5,091 were included in “accrued expense and other current liabilities” and “other non-current liabilities”, respectively. During the years ended December 31, 2010, 2011 and 2012, the Company recognized interest related to unrecognized tax benefits amounting to US$200, US$457 and US$576 in interest expense, respectively. Total accrued interests as of December 31, 2011 and 2012 were US$1,036 and US$1,583, respectively, and were included in “accrued expenses and other current liabilities” and “other non-current liabilities”, respectively. There is no penalty recognized by the Company in relation to its unrecognized tax benefits.

For the Company’s PRC subsidiaries, their tax years 2006 through 2012 remain open to examination by the tax authorities as of December 31, 2012.

DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2012
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

14. DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The significant components of deferred tax assets and deferred tax liabilities of the Company are as follows:

	December 31,
	2011	2012
	US$	US$
Deferred tax assets—current
Allowance for uncollectible other receivables	533	747
Accrued water resource fee	277	332
Accrued expenses	517	706
Other payable	1,076	622
Deferred tax assets—current	2,403	2,407

Valuation allowance	(604)	(748)
Net deferred tax assets-current	1,799	1,659

Deferred tax liabilities—current
Outside basis difference of discontinued operations (Note 6)	(136)	—
PRC dividend withholding tax	(400)	—
Deferred tax liabilities—current	(536)	—

Deferred tax assets—non-current
Net operating loss carryforwards	2,056	1,746
Depreciation of property, plant and equipment	505	812
Provision for impairment allowance	3,472	3,481
Others	11	10
Deferred tax assets—non-current	6,044	6,049

Valuation allowance	(4,277)	(4,720)
Net deferred tax asset—non-current	1,767	1,329

Deferred tax liabilities—non-current
Fair value step-up of property, plant and equipment	(25,246)	(23,279)
Unfavorable contract obligation—electricity supply contract	9	—
Fair value step-up of intangible assets	(1,326)	(1,066)
Deferred tax liabilities—non-current	(26,563)	(24,345)

Deferred tax assets of US$333 and deferred tax liabilities of US$1,818 as of December 31, 2011 were derecognized as a result of the disposal of Yuheng during the year ended December 31, 2012.

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

The Group recognized a decrease in valuation allowance of US$1,363 and increases in valuation allowance of US$3,818 and US$575 during the years ended December 31, 2010, 2011 and 2012, respectively. Foreign currency translation adjustments of US$54, US$69 and US$12 on valuation allowance were recognized in accumulated other comprehensive income during the years ended December 31, 2010, 2011 and 2012, respectively.

Net operating loss carryforward amounted to US$13,830 as of December 31, 2012, of which US$170, US$1,160, US$1,883, US$6,396 and US$4,221 will expire in years 2013, 2014, 2015, 2016 and 2017, respectively.

Apart from the amount disclosed above related to PRC dividend withholding tax on the undistributed earnings of a foreign subsidiary, deferred tax liabilities have not been provided on the undistributed earnings amounting US$19,245 and US$29,260 of the Company’s other foreign subsidiaries as of December 31, 2011 and 2012, respectively, as the Company intends to indefinitely reinvest such earnings into its foreign subsidiaries. Under the prevailing income tax law of the PRC and its relevant regulations, dividends paid by PRC enterprises out of profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries. The amounts of unrecognized deferred tax liabilities for the foreign subsidiaries’ undistributed earnings are US$1,925 and US$2,926 as of December 31, 2011 and 2012, respectively.

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

15. BORROWINGS

Total borrowings as of December 31, 2011 and 2012 consist of:

	December 31,
	2011	2012
	US$	US$
Short-term:
Secured	20,087	21,676
Unsecured	794	—
Long-term:
Current portion, secured	51,651	35,537
Non-current, secured	215,382	212,970
Total borrowings	287,914	270,183

The short-term loans outstanding as of December 31, 2011 represent RMB denominated loans of US$9,141, US$1,111, US$794, US$1,587, US$5,555 and US$2,693 for Jinling, Jinlong, Wuliting, Yingchuan, Ruiyang and Binglangjiang obtained from financial institutions, respectively. These loans are due for settlement in 2012. The short-term loans for Jinling of US$7,554 were obtained from Agricultural Bank of China with annual interest rates between 5.8410% and 7.8720% and were secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Jinling of US$1,587 was obtained from China Construction Bank with an annual interest rate of 6.1160% and was guaranteed by Fujian Taiyu Investment (Group) Co., Ltd. The short-term loan for Jinlong of US$1,111 was obtained from Rural Credit Cooperative Shaowu Jiefang Branch with an annual interest rate of 14.43% and was secured by the pledge of the property, plant and equipment of Jinlong. The short-term loan for Wuliting of US$794 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 9.76% and was guaranteed by Yingchuan. The short-term loan for Yingchuan of US$1,587 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 10.496% and was guaranteed by Wuliting. The short-term loans for Ruiyang of US$5,555 were obtained from Shanghai Pudong Development Bank with annual interest rates between 10.496% and 18% and were guaranteed by Wuliting. The short-term loans for Binglangjiang of US$1,587 were obtained from Agricultural Bank of China with annual interest rates of 6.626% and 6.888% and were secured by the pledge of the property, plant and equipment of Binglangjiang. The short-term loans for Binglangjiang of US$1,106 were obtained from Construction Bank of China with annual interest rates between 6.728% and 7.625% and were secured by the pledge of proceeds from the future electricity sales of Binglangjiang.

The short-term loans outstanding as of December 31, 2012 represent RMB denominated loans of US$5,823, US$3,818, US$795, US$4,773, US$2,243, US$1,101 and US$623 for Jinling, Wangkeng, Yingchuan, Ruiyang, Zhougongyuan, Binglangjiang and Hengda, respectively, and US$ denominated loans of US$2,500 obtained from financial institutions. These loans are due for settlement in 2013. The short-term loans for Jinling of US$2,386 were obtained from Agricultural Bank of China with annual interest rates between 7.20% and 7.80% and were guaranteed by Wangkeng, and US$3,437 were obtained from Agricultural Bank of China with annual interest rates between 7.80% and 8.528% and were secured by the pledge of the property, plant and equipment of Jinling. The short-term loan for Wangkeng of US$3,818 was obtained from Industrial bank of Fujian with an annual interest rate of 8.7% and was guaranteed by Pingnan County Yuanping Hydroelectric Co., Ltd. The short-term loan for Yingchuan of US$795 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 9.60% and was guaranteed by Wuliting. The short-term loan for Ruiyang of US$1,591 was obtained from Shanghai Pudong Development Bank with annual interest rates of 15%, and was secured by the pledge of the property, plant and equipment of Zhougongyuan and guaranteed by Yingchuan, and US$3,182 was obtained from Shanghai Pudong Development Bank with annual interest rates of 18% and was secured by the pledge of the property, plant and equipment of Jiulongshan and guaranteed by Wuliting. The short-term loan for Zhougongyuan of US$2,243 was obtained from Shanghai Pudong Development Bank with an annual interest rate of 5.40% and was secured by the pledge of a certificate of deposit of Zhougongyuan. The short-term loan for Binglangjiang of US$1,101 was obtained from Construction Bank of China with annual interest rates of 7% and was secured by the pledge of proceeds from the future electricity sales of Binglangjiang. The short-term loan for Hengda of US$623 was obtained from Agricultural Bank of China with annual interest rate of 6.29% and was secured by the pledge of notes receivable with face amount of US$636. The short-term loan for CHC HK of US$2,500 was obtained from Bank of China with an annual interest rate of 4.64% and was secured by the pledge of a certificate of deposit of Fujian Huabang.

The long-term loans of US$267,033 outstanding as of December 31, 2011 relate to RMB denominated loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Shapulong, Yuheng, Wangkeng, Banzhu, Jinling and its subsidiaries from financial institutions. The loan balances of Yingchuan that were not in compliance with certain debt covenants as of December 31, 2010 were not settled during the year ended December 31, 2011 and remained classified as current portion of long-term loans as of December 31, 2011.

The long-term loans of US$248,507 outstanding as of December 31, 2012 relate to RMB denominated loans obtained by Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Jiulongshan, Ruiyang, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Liyuan, Jinling and its subsidiaries from financial institutions. The loan balances of Yingchuan that were not in compliance with certain debt covenants as of December 31, 2011 were fully settled during the year ended December 31, 2012.

The interest rates on these long-term loans are variable based on the benchmark rate published by the People’s Bank of China each year. The weighted average interest rate on the long-term loans for the years ended December 31, 2011 and 2012 was 7.00% and 6.96%, respectively. The long-term loans are due from 2013 to 2027 and are secured by the following:

(a) Corporate guarantee by third parties

Long-term loans amounting to US$30,552 and US$28,256 as of December 31, 2011 and 2012, respectively, were guaranteed by the following third parties:

	December 31,
	2011	2012
	US$	US$
Guaranteed by:
Guangsha Construction Group Co., Ltd.	14,284	10,119
Fujian Taiyu Investment (Group) Co., Ltd.	—	7,159
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.	5,079	4,455
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.	11,189	6,523
	30,552	28,256

(b) Pledge of property, plant and equipment

As of December 31, 2011, long-term loans of US$251,639 were secured by the pledge of the property, plant and equipment in the amount of US$569,006 of Binglangjiang, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Jinlong, Jinwei and Jintang.

As of December 31, 2012, long-term loans of US$237,752 were secured by the pledge of the property, plant and equipment in the amount of US$564,563 of Binglangjiang, Liyuan, Hengda, Xineng, Xiaopengzu, Yingchuan, Wuliting, Ruiyang, Jiulongshan, Zhougongyuan, Shapulong, Wangkeng, Banzhu, Jinlong, Jinwei and Jintang.

(c) Pledge of proceeds from future electricity sales

As of December 31, 2011, long-term loans of US$115,978 were secured by the proceeds from future electricity sales of Binglangjiang, Hengda, Xineng, Xiaopengzu, Zhougongyuan, Jiulongshan, Wangkeng, Jinling and Jinlong.

As of December 31, 2012, long-term loans of US$171,740 were secured by the proceeds from future electricity sales of Hengda, Xineng, Xiaopengzu, Wuliting, Zhougongyuan, Jiulongshan, Ruiyang, Yingchuan, Shapulong, Wangkeng, Jinling, Jinlong and Liyuan.

(d) Pledge of equity interest

As of December 31, 2012, long-term loans of US$20,683 and US$6,431 were secured by the pledge of the Company’s equity interest in Wuliting and Liyuan, respectively.

Maturities of long-term loans for the five years succeeding December 31, 2012 are as follows:

US$
2013	35,537
2014	37,274
2015	30,120
2016	30,082
2017	28,438
Thereafter	87,056
248,507

OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

16. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consist of the following:

	December 31,
	2011	2012
	US$	US$
Unrecognized tax benefits (Note 13)	—	5,091
Accrued interests on unrecognized tax benefits (Note 13)	—	1,583
Government grant	103	100
Defined benefit plan obligation	129	—
Others	5	6
Total	237	6,780

Other non-current liabilities as of December 31, 2011 mainly represent deferred government grant of US$103 relating to Banzhu and net defined benefit obligation of US$129 (Note 22(b)). The defined benefit obligation was fully settled during the year ended December 31, 2012.

Other non-current liabilities as of December 31, 2012 mainly represent deferred government grant of US$100 relating to Banzhu and unrecognized tax benefits and related interests of US$6,674.

The government grant of Banzhu is recognized as income over the periods necessary to match it on a systematic basis with the related costs which it is intended to compensate. During the years ended December 31, 2010, 2011 and 2012, US$6, US$3 and US$3 has been recognized as a reduction to cost of revenues, respectively.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

17. CONVERTIBLE REDEEMABLE PREFERRED SHARES

In 2008, the Company issued 150,025 Series A Preferred Shares and 129,000 Series B Preferred Shares for an aggregate purchase price of US$279,025 or US$1,000 per share. In 2009, the Company issued 20,000 Series C Preferred Shares for an aggregate purchase price of US$20,000 or US$1,000 per share. The initial carrying amount of the Series A, Series B and Series C Preferred Shares was measured at their respective issuance price of US$150,025, US$129,000 and US$20,000, net of issuance cost of US$10,569, US$4,134 and US$1,872, respectively.

The Series A, Series B and Series C Preferred Shares were classified as mezzanine equity from their respective issuance date to the closing of the Company’s IPO on January 25, 2010, as these preferred shares were redeemable at the option of the holders on or after an agreed upon date. Upon the listing of the Company’s shares on the New York Stock Exchange on January 25, 2010, all of the issued and outstanding Series A, Series B and Series C Preferred Shares and the related accrued cumulative dividends were automatically converted into ordinary shares.

No cash dividends were declared by the Company on the Series A, Series B and Series C Preferred Shares for the period from January 1, 2010 to January 25, 2010. A cumulative dividend of US$1,989, US$1,412 and US$162 for Series A, Series B and Series C Preferred Shares, respectively, was accrued and recorded as a reduction of income available to ordinary shareholders for the period from January 1, 2010 to January 25, 2010.

Pursuant to the preferred shares subscription agreements, the Series A, Series B and Series C Preferred Shares shall automatically be converted into ordinary shares based on an adjusted conversion price equivalent to 60%, 60% and 70% of the IPO price, respectively, on the date of a qualified IPO. As a result, upon the closing the Company’s IPO on January 25, 2010, (i) the Series A Preferred Shares and related accrued cumulative dividends amounting to US$186,530 were converted in to 63,016,780 ordinary shares at an adjusted conversion price of US$2.96, or 60% of the IPO price of US$4.93; (ii) the Series B Preferred Shares and related accrued cumulative dividends amounting to US$150,355 were converted in to 50,795,457 ordinary shares at an adjusted conversion price of US$2.96, or 60% of the IPO price of US$4.93; and (iii) the Series C Preferred Shares and related accrued cumulative dividends amounting to US$20,518 were converted in to 5,941,613 ordinary shares at an adjusted conversion price of US$3.45, or 70% of the IPO price of US$4.93.

In accordance with ASC subtopic 470-20 (“ASC 470-20”), Debt: Debt with Conversion and Other Options, changes to the conversion terms that would be triggered by future events not controlled by the issuer are accounted for as contingent beneficial conversion features and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. Since the terms of the Series A, Series B and Series C Preferred Shares do not permit the number of shares that would be received upon conversion if an IPO occurs to be calculated at the commitment date, the conversion price adjustment triggered by the occurrence of an IPO was accounted for as a contingent beneficial conversion feature and was recognized upon the Company’s IPO based on the excess number of ordinary shares that would be received upon conversion at the adjusted conversion price over the number of shares that would have been received prior to the occurrence of the contingent event multiplied by the commitment date share price. A contingent beneficial conversion feature of US$6,990, US$5,040 and US$222 was recognized for the Series A, Series B and Series C Preferred Shares, respectively, through a credit to additional paid-in capital on January 25, 2010.

In accordance with ASC 470-20, a discount resulting from the accounting for a beneficial conversion option for convertible instruments that do not have a stated redemption date is amortized from the date of issuance to the earliest conversion date. Since the holders of the Series A, Series B and Series C Preferred Shares can convert the preferred shares anytime after their respective issuance date, the beneficial conversion features of US$6,990, US$5,040 and US$222 for the Series A, Series B and Series C Preferred Shares, respectively, were immediately amortized as a reduction of income available to ordinary shareholders upon their recognition on January 25, 2010.

As of December 31, 2011 and 2012, 6,000,000 preferred shares at par value of US$0.001 per share were authorized and no preferred shares were issued and outstanding.

WARRANTS	12 Months Ended
Dec. 31, 2012
WARRANTS.
WARRANTS

18. WARRANTS

On November 10, 2006, the founding shareholders of the Company purchased 375,000 units of securities issued by the Company through China Hydro LLC (“CHL”), a limited liability company formed under the laws of the State of Delaware which holds the equity interest in the Company for the founding shareholders. Each unit consists of one ordinary share and two warrants each to purchase one ordinary share of the Company at US$5.00 per share (“Founders’ Warrants”). The exercise period of the Founders’ Warrants commences on the date of issuance and expires on the earlier of November 10, 2011 or the redemption of the warrants by the Company. The Founders’ Warrants can be redeemed at the option of the Company at any time during the exercise period at US$0.001 per warrant, provided that the last independent bid price of the ordinary share exceeds US$8.50 per share.

On November 10, 2006, the Company also issued two warrants to Morgan Joseph & Co., Inc (“Morgan Joseph”), as part of the payment for services rendered by Morgan Joseph on the issuance of convertible notes (the “Notes”). One warrant allows Morgan Joseph to purchase 550,000 units of securities (each unit consists of one ordinary share and two warrants each to purchase one ordinary share of the Company at US$5.00 per share) and the other warrant allows Morgan Joseph to purchase 283,333 units of securities (each unit consists of one ordinary share and four warrants each to purchase one ordinary share of the Company at US$5.00 per share) issued by the Company at US$6.60 per unit (“Morgan Joseph Warrants”). The exercise period of the Morgan Joseph Warrants commences on the date of issuance and expires on November 10, 2011. The Morgan Joseph Warrants provide for a cashless exercise option. The Morgan Joseph Warrants expired unexercised.

On April 11, 2007, Vicis Capital Master Fund (“Vicis”), JMG Capital Partners, LLP and JMG Triton Offshore Fund Limited (collectively, “JMG”), which are holders of the US$50,000 convertible notes (the “Notes”) issued by the Company in November 2006, approved the consummation of a business combination by the Company. Pursuant to the Notes agreements, Vicis converted its US$41,000 Notes into 6,833,333 ordinary shares and 18,666,666 warrants each to purchase one ordinary share at US$5.00 per share while JMG elected not to convert its US$9,000 Notes and received 666,666 warrants each to purchase one ordinary share at US$5.00 per share. The warrants issued to Vicis and JMG (collectively, the “Holders’ Warrants”) have terms identical to the Founders Warrants in that the Company has an option to redeem at any time at US$0.001 per warrant, provided that the last independent bid price of the ordinary share exceeds US$8.50 per share, and that the exercise period commences on the date of issuance and expires on the earlier of November 10, 2011 or the redemption of the warrants by the Company. The Holders’ Warrants issued to JMG expired unexercised.

Under ASC sub-topic 815-40 (“ASC 815-40”), Derivatives and Hedging: Contracts in Entity’s Own Equity, if a contract could potentially be cash settled, and such settlement is not within the control of the issuer, the derivative is accounted for as an asset or liability, and changes in fair value are recognized in the consolidated statements of comprehensive income. From their respective issuance date to the expiration date on November 10, 2011, the Company evaluated ASC 815-40-25-7 to ASC 815-40-25-35 and concluded that the Founder’s Warrants, Morgan Joseph Warrants and Holders’ Warrants could only be physical settled or net-share settled but not net-cash settled. Therefore, these warrants have been classified as equity since their respective issuance date and the fair value at their respective commitment date was determined to be minimal.

On January 28, 2008, the Company issued another warrant to Morgan Joseph, as part of the payment for services rendered by Morgan Joseph on the issuance of the Series A Preferred Shares. The warrant allows Morgan Joseph to purchase (i) up to 15,000 Series A Preferred Shares at US$1,100 per share prior to the closing of a qualified public offering or (ii) up to such number of ordinary shares automatically converted into from 15,000 Series A Preferred Shares upon the closing of a qualified public offering at 110% of the then-effective conversion price per Series A Preferred Share (“Morgan Joseph Preferred Shares Warrant”). The exercise period of the Morgan Joseph Preferred Shares Warrant commences on the date of issuance and expires on January 28, 2013. The Morgan Joseph Preferred Shares Warrant provides for a cashless exercise option.

The Morgan Joseph Preferred Shares Warrant was classified as a liability from its issuance date to the closing of the Company’s IPO on January 25, 2010, in accordance with ASC sub-topic 480-10 (“ASC 480-10”), Distinguishing Liabilities from Equity: Overall, as Morgan Joseph is entitled to a cashless exercise into Series A Preferred Shares which are contingently redeemable for cash. The fair value of the Morgan Joseph Preferred Shares Warrant was US$899 and US$13,968 at the time of issuance and as of January 25, 2010, respectively. An income of US$365 from the change in fair market value of the Morgan Joseph Preferred Shares Warrant was recognized in the statements of comprehensive income during the year ended December 31, 2010.

Upon the closing of the IPO on January 25, 2010, all of the outstanding Series A Preferred Shares were automatically converted into ordinary shares. As a result, pursuant to the preferred shares subscription agreement, the Morgan Joseph Preferred Shares Warrant automatically became a warrant that allows Morgan Joseph to purchase up to 4,606,880 ordinary shares at US$3.26 per share and was reclassified from liability to equity (“Morgan Joseph Converted Warrant”). The Morgan Joseph Converted Warrant commences on the date of the IPO and expires on January 28, 2013. The Morgan Joseph Converted Warrant provides for a cashless exercise option. The Morgan Joseph Converted Warrant expired unexercised.

On January 25, 2010, the Company completed an IPO, whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one American Depositary Share (“ADS”) and one warrant (“IPO Warrant”). Each ADS represents three ordinary shares and each IPO Warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. The Company determined that the relative fair value of the ADSs and the IPO Warrants was US$14.80 and US$1.20, respectively, and allocated the sales proceeds of US$16.00 per unit of securities to the ADS and the IPO Warrant based on their relative fair values. The exercise period of the IPO Warrants commences on the date of issuance and expires on the earlier of January 27, 2014 or the redemption of the warrants by the Company. The IPO Warrants can be redeemed at the option of the Company at any time during the exercise period at US$0.01 per warrant, provided that the sales price per ADS equals or exceeds US$23.00 for any 20 trading days within a 30-trading day period before the redemption.

On January 25, 2010, the Company issued a warrant to Broadband Capital Management LLC (“Broadband Capital”), as part of the payment for services rendered by Broadband Capital in connection with the Company’s IPO, for US$100.00. The warrant allows Broadband Capital to purchase a number of units of securities equal to an aggregate of 4% of the units of securities sold in the IPO at an exercise price of 120% of the IPO price, or US$19.20 per unit (the “Underwriter’s Warrants”). The warrants underlying the units of securities issuable upon exercise of the Underwriter’s Warrant are equivalent to the IPO Warrants, except that the Underwriter’s Warrants are exercisable at 120% of the IPO warrant exercise price, or $18.00 for three ordinary shares. The Underwriter’s Warrants are exercisable on a cashless basis, are non-redeemable and have a five-year term.

Upon the closing of the Company’s IPO on January 25, 2010 and as of December 31, 2011 and 2012, in accordance with ASC 815-40, the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants were concluded to be indexed solely to the Company’s own stock since the warrants do not contain an exercise contingency based on an observable market or an observable index, and the settlement amount would equal to the difference between the fair value of a fixed number of the Company’s ordinary shares and a fixed exercise price. In addition, the Company evaluated ASC 81-40-25-7 to ASC 815-40-25-35 and concluded that the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants could only be physical settled or net-share settled but not net-cash settled. Therefore, the Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’s Warrants have been classified as equity since the Company’s IPO on January 25, 2010.

The Morgan Joseph Converted Warrant, IPO Warrants and Underwriter’ s Warrants will continue to be reported as equity until such time as the warrants are exercised, expire, or become cash-settleable. In the event of a reclassification from equity to liability, the warrants will be measured at a new fair value as of the reclassification date with the change from the existing carrying value to the new fair value as an adjustment to shareholders’ equity.

On July 26, 2010, the directors of CHL resolved to distribute its ordinary shares in the Company and the Founders’ Warrants to founding shareholders in proportion of their shareholding percentage at nil consideration. In connection with the distribution, CHL distributed to Sam Shoen and Shoen’s Trusts (collectively, “Shoen”) 66,964 Founders’ Warrants (the “Shoen’s Warrants”). Except for the Shoen’s Warrants, all of the other Founders’ Warrants expired unexercised.

On August 18, 2011, the Company amended the exercise price of the Holder’s Warrants held by Vicis to US$1.1544 per share. Immediately after the amendment, Vicis exercised 8,662,509 of the warrants to purchase 8,662,509 ordinary shares of the Company at the reduced exercise price of US$1.1544 per share. Vicis holds 10,004,157 warrants after the exercise. On August 19, 2011, the Company further amended three other terms of the remaining 10,004,157 warrants held by Vicis (the “Vicis’ Amended Warrants”) by (i) introducing full-ratchet anti-dilution protection where the exercise price is further adjusted to equal the dilutive price if the Company issues or sells any shares or equity-linked instrument at a price per share or new exercise price per share less than the reduced exercise price of US$1.1544; (ii) providing a cashless exercise option; and (iii) increasing the hurdle for the Company’s exercise of its call option over the Holders’ Warrants, from a bid price equals or exceeds US$8.50 per share to US$17.66 per share.

On October 27, 2011, the Company amended the exercise price of the Shoen’s Warrants to US$1.15 per share. Immediately after the amendment, Shoen exercised 31,072 of the warrants to purchase 31,072 ordinary shares of the Company at the reduced exercise price of US$1.15 per share. After the exercise, the Company further amended three other terms of the remaining 35,892 warrants held by Shoen (the “Shoen’s Amended Warrants”) by (i) introducing full-ratchet anti-dilution protection where the exercise price is further adjusted to equal the dilutive price if the Company issues or sells any shares or equity-linked instrument at a price per share or new exercise price per share less than the reduced exercise price of US$1.15; (ii) providing a cashless exercise option; and (iii) increasing the hurdle for the Company’s exercise of its call option over the Founders’ Warrants, from a bid price equals or exceeds US$8.50 per share to US$17.66 per share.

The Company evaluated ASC 815-40-15 and concluded that the 10,004,157 Vicis’ Amended Warrants and the 35,892 Shoen’s Amended Warrants are not indexed to its own stock due to the full-ratchet anti-dilution protection because the issuance of shares or an-equity-linked instrument in the future is not an input to the determination of the fair value of the settlement amount of a fixed-for-fixed or equity instrument. Therefore, the Vicis’ Amended Warrants and the Shoen’s Amended Warrants were reclassified from equity to liability. In accordance with ASC 815-40-35, the change in fair value of the Vicis’s Amended Warrants and the Shoen’s Warrants during the period these warrants were classified as equity was accounted for as an adjustment to stockholders’ equity with any subsequent change in fair value being adjusted through earnings. The aggregate fair value of the Vicis’ Amended Warrants and the Shoen’s Amended Warrants were US$1,391, US$440 and US$839 at the time of amendment and as of December 31, 2011 and 2012, respectively. Thus, a debit to additional paid-in capital of US$1,391 and a gain of US$951 from the change in fair value of the Vicis’ Amended Warrants and Shoen’s Amended Warrants were recognized in the statements of shareholders’ equity and the statements of comprehensive income, respectively, during the year ended December 31, 2011. A loss of US$399 from the change in fair value of the Vicis’ Amended Warrants and Shoen’s Amended Warrants was recognized in the statements of comprehensive income during the year ended December 31, 2012.

The fair values of the outstanding Vicis’s Amended Warrants and Shoen’s Amended Warrants, which are classified as liabilities, were estimated at their commitment date and December 31, 2011 and 2012 using the following assumptions:

	Vicis’ Amended Warrants	Shoen’s Amended Warrants	Vicis’/Shoen’s Amended Warrants	Vicis’/Shoen’s Amended Warrants
Commitment date/ year-end date	August 18, 2011	October 27, 2011	December 31, 2011	December 31, 2012
Average risk-free rate of return	0.24%	0.24%	0.24%	0.14%
Expected term/life	2.38 years	2.18 years	2.00 years	1.00 years
Volatility rate	52.52%	51.20%	72.00%	88.40%
Expected dividend yield	—	—	—	—
Fair value of ordinary share	0.14	0.04	0.04	0.57
Estimated forfeiture rate	0%	0%	0%	0%

The fair values of the Morgan Joseph Converted Warrants, IPO Warrants and Underwriter’s Warrants, which are classified as equity, were estimated at their commitment date using the following assumptions:

	Morgan Joseph Converted Warrant	IPO Warrants	Underwriter’s Warrants
Commitment date	January 25, 2010	January 25, 2010	January 25, 2010
Average risk-free rate of return	2.40%	2.40%	2.40%
Expected term/life	3.00 years	4.99 years	4.99 years
Volatility rate	66.00%	66.00%	66.00%
Expected dividend yield	—	—	—
Fair value of ordinary share	4.93	4.93	4.93
Estimated forfeiture rate	0%	0%	0%

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the fair value of the Company’s ordinary shares as of December 31, 2012, for those warrants that have an exercise price currently below the fair value of the Company’s ordinary shares. As of December 31, 2012, the Company has warrants outstanding to purchase an aggregate 34,086,929 ordinary shares. None of these warrants has an exercise price below the fair value of the Company’s ordinary shares, resulting in an aggregate intrinsic value of US$nil.

All warrants were vested as of the date they were issued, except for the Underwriter’s Warrants which vested 540 days after the IPO on July 19, 2011. Except for the exercise and expiration of warrants described above, no other warrants were redeemed, forfeited, cancelled or exercised for the years ended December 31, 2010, 2011 and 2012.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
SHARE CAPITAL

19. SHARE CAPITAL

The Company’s authorized ordinary share capital was 400,000,000 shares at par value of US$0.001 per share as of December 31, 2011 and 2012. There were 161,989,097 ordinary shares issued and outstanding as of December 31, 2011 and 2012, respectively.

On January 25, 2010, the Company completed an IPO, whereby the Company issued 6,000,000 units of securities at US$16.00 per unit. Each unit consists of one ADS priced at US$14.80 and one warrant priced at US$1.20. Each ADS represents three ordinary shares and each warrant entitles the holder to purchase three ordinary shares for an exercise price of US$15.00. Upon the closing of the Company’s IPO on January 25, 2010, all of the issued and outstanding Series A, Series B and Series C Preferred Shares and the related accrued cumulative dividends were automatically converted into 63,016,780, 50,795,457 and 5,941,613 ordinary shares, respectively. There were no preferred shares issued and outstanding as of December 31, 2011 and 2012.

On August 19, 2011 and October 27, 2011, Vicis and Shoen exercised a portion of their warrants to purchase 8,662,509 ordinary shares at US$1.1544 per share and 31,072 ordinary shares at US$1.15 per share from the Company, respectively (Note 18).

The Group has not paid or declared any dividends on ordinary shares to date. The payment of dividends in the future will be contingent upon the Group’s revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Group’s board of directors and subject to the requirements of Cayman Islands’ laws.

BASIC AND DILUTED (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED (LOSS) INCOME PER SHARE
BASIC AND DILUTED (LOSS) INCOME PER SHARE

20. BASIC AND DILUTED (LOSS) INCOME PER SHARE

Basic and diluted (loss) income per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Numerator for basic loss per share:
Loss attributable to ordinary shareholders	(12,073)	(45,389)	(1,243)
Cumulative dividends on Series A convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series B convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series C convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares	—	—	—
Numerator for diluted loss per share	(12,073)	(45,389)	(1,243)
Denominator:
Weighted average number of ordinary shares outstanding—basic	143,253,450	156,505,076	161,989,097
Dilutive effect of convertible securities:
Warrants	—	—	—
Convertible redeemable preferred shares	—	—	—
Share options	—	—	—
Weighted average number of ordinary shares outstanding—diluted	143,253,450	156,505,076	161,989,097
(Loss) income per share—basic and diluted	(0.08)	(0.29)	(0.01)
From continuing operations	(0.11)	(0.29)	(0.03)
From discontinued operations	0.03	(0.00)	0.02

The Group had securities outstanding which could potentially dilute basic loss per share in the future, but these securities were excluded from the computation of diluted loss per share in the years ended December 31, 2010, 2011 and 2012, as their effects would have been anti-dilutive. Such outstanding securities consist of warrants and share options in 2010, 2011 and 2012 and convertible redeemable preferred shares in 2010.

ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

21. ACCUMULATED OTHER COMPREHENSIVE INCOME

The changes in the balances of each component of accumulated other comprehensive income for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Foreign currency items	Defined benefit pension plan items	Total
	US$	US$	US$
Balance at December 31, 2009	11,065	—	11,065
Current-period other comprehensive income	11,857	—	11,857
Net current-period other comprehensive income	11,857	—	11,857
Balance at December 31, 2010	22,922	—	22,922
Current-period other comprehensive income (loss)	20,079	(33)	20,046
Net current-period other comprehensive income (loss)	20,079	(33)	20,046
Balance at December 31, 2011	43,001	(33)	42,968
Current-period other comprehensive income	954	33	987
Amounts reclassified from accumulated other comprehensive income	(2,358)	—	(2,358)
Net current-period other comprehensive (loss) income	(1,404)	33	(1,371)
Balance at December 31, 2012	41,597	—	41,597

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

22. EMPLOYEE BENEFIT PLANS

(a) Defined contribution plan

The Group’s full time employees in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on 33.5% to 44.9% of the employees’ salaries, subject to a certain cap limit, depending on the location of employment. The total contribution for such employee benefits, which was expensed as incurred, was US$810, US$1,045 and US1,324 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has no additional legal obligations or liabilities for the benefits beyond the paid and accrued amounts.

In November 2008, the New York office of the Company established a 401(k) retirement plan, which requires a dollar by dollar matching contribution from the employer up to 3% of the employee’s annual salary. The total contribution for the 401(k) retirement plan, which was expensed as incurred, was US$77, US$155 and US$74 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has no additional legal obligation or liabilities for the benefits beyond the paid and accrued amounts.

(b) Defined benefit plan

The Company established a defined benefit plan with a retirement plan service agent for two executive officers, John Kuhns and Mary Fellows, with an effective date of January 1, 2010. The guaranteed retirement benefit under this defined benefit plan is based on the two executive officers’ salaries and length of service periods. In 2012, the two executive officers terminated their employment relationship with the Company and opted to have a lump sum cash distribution for their accumulated defined benefit of US$244, resulting in zero assets and obligation as of December 31, 2012. The benefit obligation, net periodic benefit cost, fair value of plan contributed assets and changes in the funded status of the plan were insignificant as of and for the years ended December 31, 2011 and 2012 based on the actuarial valuation dated January 13, 2012 and January 18, 2013, respectively.

INTEREST EXPENSE	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSE
INTEREST EXPENSE

23. INTEREST EXPENSE

Interest expense for the years ended December 31, 2010, 2011 and 2012 consist of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Interest on loans	13,057	18,371	20,017
Accrued interest on unrecognized tax benefits (Note 13)	200	457	576
Amortization of debt issuance costs	19	19	191
Interest to original shareholders of acquired subsidiaries	129	2,503	1,126
Interest on loans from third parties	2	2,567	4,757
Bank charges	342	672	1,340
Others	106	168	63
Total	13,855	24,757	28,070

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

24. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group has entered into certain operating leasing arrangements relating to the lease of the Group’s office premises. Payments made under operating leases are expensed on a straight-line basis over the term of the lease. Rental expenses under operating leases for the years ended December 31, 2010, 2011 and 2012 were US$766, US$912, US$639 respectively.

Future minimum lease payments for non-cancellable operating leases as of December 31, 2012 are as follows:

US$
2013	406
2014	2
2015	1
2016 and thereafter	—
Total	409

(b) Capital commitments

Capital commitments as of December 31, 2012 were approximately US$41 (RMB256) representing contracted but unprovided amounts for the purchase of property, plant and equipment by Yingchuan, Jiulongshan and Ruiyang and Binglangjiang.

(c) Other commitments

During the year ended December 31, 2011, the Company entered into compensation agreements with certain land owners in the Fujian Province, the PRC, who lost the usage of their land due to the operation of the Company’s hydroelectric power projects in the areas. These agreements have terms ranging from 5 to 43 years from the date of signing of the compensation agreements. The annual compensation is based on the relevant land acres and agreed compensation rate per acre. The total compensation costs to the land owners, which were recorded in “cost of revenues”, were US$166 and US$739 for the years ended December 31, 2011 and 2012, respectively.

Future minimum compensation costs to the land owners for the five years succeeding December 31, 2012 are as follows:

US$
2013	105
2014	86
2015	203
2016	194
2017	193
Thereafter	5,535
Total	6,316

(d) Other contingencies

As of December 31, 2012, the Group has not obtained formal title certificates with respect to the land that the Group used at the hydroelectric power projects of Wuliting, Zhougongyuan, Binglangjiang, Jinlong, Jintang, Jinling and Jinwei with a total area of approximately 2,571,106 meter square. The management is in the process of completing the legal procedures for obtaining the relevant title certificates for the parcels of land and buildings involved and registering them in the name of the Group’s operating companies. In addition, the Group has not passed the completion acceptance procedure for hydroelectric power projects of Wangkeng, Banzhu, Jinlong, Jintang, Jinwei and Jinling. Moreover, the hydroelectric power projects of Husahe and Jinling cannot verify whether they have passed completion acceptance due to the loss of files caused by flood in 2004. The management is in the process of performing the completion acceptance procedure for these hydroelectric power projects. In the opinion of management, the likelihood of not obtaining the formal title certificates and completing the acceptance procedures is remote based on current facts and circumstances.

There were no significant contingencies as of December 31, 2011 and 2012.

(e) Legal proceedings

In April 2012, twenty-four employees of Wuyue filed an arbitration claim against the Company for the payment of salary in total amount of US$428 and the payment of social security in total amount of US$33. The claim was heard by the Henan Guangshan County Labour Arbitration Committee (“GCLAC”) in May 2012. GCLAC ordered that Wuyue be joined as a joint defendant with the Company. As of December 31, 2012, no ruling or award has been granted in respect of the claim. The Company had made a full accrual of the claimed amount in accrued expenses and other current liabilities.

OTHER INCOME (LOSS), NET	12 Months Ended
Dec. 31, 2012
OTHER INCOME (LOSS), NET
OTHER INCOME (LOSS), NET

25. OTHER INCOME (LOSS), NET

Other income (loss), net for the years ended December 31, 2010, 2011 and 2012 consists of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Loss from disposal of property, plant and equipment	(26)	(248)	(25)
Reimbursement from ADS depositary bank	446	527	—
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries	—	—	462
Others	(254)	(613)	70
Other income (loss), net	166	(334)	507

For the years ended December 31, 2010, 2011 and 2012, a net reimbursement amounting to US$446, US$527 and US$nil, respectively, was received from Bank of New York Mellon, the Company’s ADS depositary bank, for the establishment of an ADS depositary receipt facility after the Company’s IPO.

For the year ended December 31, 2012, amounts due to the original shareholder of Jinling of US$462 were extinguished pursuant to a settlement arrangement entered into between the Company and the original shareholder of Jinling.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

26. SEGMENT AND GEOGRAPHIC INFORMATION

The Group follows ASC 280-10 for disclosure of segment information. The Group’s chief operating decision maker, who has been identified as the CEO, relies upon financial information by provinces with operations in the PRC when making decisions about allocating resources and assessing the performance of the Group. For the years ended December 31, 2010, 2011 and 2012, the Group operated and managed its business as four operating and reportable segments, namely the Yunnan Province segment, the Sichuan Province segment, the Zhejiang Province segment and the Fujian Province segment. As the Group’s long-lived assets and revenues are substantially all located in and derived from the PRC, no geographical segments are presented.

The Group’s segment information as of and for the year ended December 31, 2010 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	8,822	660	32,959	15,718	(1)	—	58,158
Cost of revenues	(4,059)	(597)	(14,414)	(6,002)	1	2,418	(22,653)
General and administrative expenses (including share-based compensation expense of US$3,615)	(605)	(148)	(1,319)	(1,054)	(16,040)	—	(19,166)
Interest income	9	16	8	727	557	(519)	798
Interest expense	(2,945)	—	(7,493)	(3,887)	(49)	519	(13,855)
Changes in fair value of warrant liabilities	—	—	—	—	365	—	365
Exchange loss	—	—	—	(452)	(403)	—	(855)
Other (loss) income, net	(4)	29	(133)	(22)	3,087	(2,791)	166
Income tax expense (benefit)	204	1	(2,138)	(1,192)	(83)	—	(3,208)
Net income (loss) from continuing operations	1,422	(39)	7,470	3,836	(12,566)	(373)	(250)
Income from discontinued operations (net of income tax expense of US$152)	—	—	—	3,862	—	373	4,235
Net income for the year from discontinued operation	—	—	—	3,862	—	373	4,235
Net income (loss)	1,422	(39)	7,470	7,698	(12,566)	—	3,985
Net income attributable to noncontrolling interests	—	—	—	(243)	—	—	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	1,422	(39)	7,470	7,455	(12,566)	—	3,742
Total assets	183,888	14,910	305,927	396,388	435,361	(506,018)	830,456
Total liabilities	(117,138)	(420)	(138,055)	(202,276)	(20,578)	64,994	(413,473)
Capital expenditures	879	569	250	317	1,380	—	3,395
Depreciation and amortization expenses	2,660	373	9,392	3,153	92	—	15,670

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	13,806	555	25,382	14,854	—	—	54,597
Cost of revenues	(8,349)	(568)	(15,034)	(10,874)	—	3,511	(31,314)
General and administrative expenses (including share-based compensation expense of US$10,479)	(1,519)	(86)	(1,148)	(2,276)	(23,867)	—	(28,896)
Impairment loss on goodwill	(5,260)	—	—	(6,128)	—	—	(11,388)
Impairment loss on long-lived assets	—	—	—	—	(11,601)	11	(11,590)
Interest income	180	10	128	1,709	66	(1,992)	101
Interest expense	(8,468)	—	(8,565)	(9,669)	(73)	2,018	(24,757)
Changes in fair value of warrant liabilities	—	—	—	—	951	—	951
Exchange loss	(28)	—	—	(244)	(579)	—	(851)
Other (loss) income, net	(285)	—	(36)	(158)	4,033	(3,888)	(334)
Income tax (expense) benefit	(142)	5	(843)	115	(662)	—	(1,527)
Net loss from continuing operations	(10,065)	(84)	(116)	(12,671)	(31,732)	(340)	(55,008)
Loss from discontinued operations (net of income tax expense of US$101)	—	—	—	(631)	—	349	(282)
Net loss for the year from discontinued operations	—	—	—	(631)	—	349	(282)
Net loss	(10,065)	(84)	(116)	(13,302)	(31,732)	9	(55,290)
Net loss attributable to noncontrolling interests	—	—	—	2,546	7,355	—	9,901
Net loss attributable to China Hydroelectric Corporation shareholders	(10,065)	(84)	(116)	(10,756)	(24,377)	9	(45,389)
Total assets	200,681	15,896	318,616	374,296	421,650	(516,224)	814,915
Total liabilities	(133,670)	(753)	(138,688)	(185,330)	(20,498)	58,902	(420,037)
Capital expenditures	1,763	1,128	3,031	645	970	(5)	7,532
Depreciation and amortization expenses	5,181	344	9,837	6,569	115	—	22,046

The Group’s segment information as of and for the year ended December 31, 2012 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	13,460	598	41,616	29,714	—	—	85,388
Cost of revenues	(8,540)	(689)	(16,978)	(13,133)	—	3,545	(35,795)
General and administrative expenses (including share-based compensation expense of US$166)	(2,108)	(269)	(2,569)	(3,413)	(11,989)	—	(20,348)
Interest income	236	121	838	1,713	3	(2,827)	84
Interest expense	(9,039)	(260)	(10,550)	(10,787)	(247)	2,813	(28,070)
Changes in fair value of warrant liabilities	—	—	—	—	(399)	—	(399)
Exchange (loss) gain	—	—	—	(1)	29	—	28
Other income (loss), net	136	22	(81)	420	3,736	(3,726)	507
Income tax benefit (expense)	72	(5)	(3,831)	(2,480)	(207)		(6,451)
Net (loss) income from continuing operations	(5,783)	(482)	8,445	2,033	(9,074)	(195)	(5,056)
Income from discontinued operations (net of income tax expense of US$399)	—	—	—	959	—	181	1,140
Gain on disposal of discontinued operations (net of income tax expense of US$959)	—	—	—	—	2,767	—	2,767
Net income for the year from discontinued operations	—	—	—	959	2,767	181	3,907
Net (loss) income	(5,783)	(482)	8,445	2,992	(6,307)	(14)	(1,149)
Net income attributable to noncontrolling interests	—	—	—	(94)	—	—	(94)
Net (loss) income attributable to China Hydroelectric Corporation shareholders	(5,783)	(482)	8,445	2,898	(6,307)	(14)	(1,243)
Total assets	192,843	22,790	344,923	289,702	426,518	(522,460)	754,316
Total liabilities	(131,872)	(8,092)	(145,312)	(129,627)	(27,799)	80,901	(361,801)
Capital expenditures	877	1,384	3,973	1,305	15	(58)	7,496
Depreciation and amortization expenses	5,546	477	10,136	6,767	142	—	23,068

SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

27. SHARE-BASED PAYMENT

On August 18, 2008, the board of directors (the “Board”) of the Company adopted the China Hydroelectric Corporation 2008 Share Incentive Plan (the “2008 Plan”) that provides for the issuance of share-based awards to purchase up to 12,000,000 ordinary shares. The effectiveness of the 2008 Plan is subject to the approval of the Company’s shareholders within twelve months from the date on which the 2008 Plan is adopted by the Board. Under the 2008 Plan, the Company may grant share options including incentive stock options and non-qualified stock options, equity appreciation rights, restricted ordinary shares, restricted ordinary share units, performance-based grants of ordinary shares, performance units and other equity-based or cash-based awards to employees of the Group, consultants and other individuals who provide services to the Group, including the Company’s directors. The administrator, which may be the Board or its authorized designee, has full power and authority to administer, construe and interpret the 2008 Plan. Under the terms of the 2008 Plan, options intended to qualify as incentive shares options must have an exercise price at least equal to the fair market value as of the date of grant, but all other share options can be granted with an exercise price less than the fair market value.

On August 18, 2008, the Board approved the grant of 40,000 options, 260,000 options and 3,597,000 non-qualified stock options to certain directors, consultants and employees of the Group, respectively.

Options granted to employees and consultants have a contractual life of five years, an exercise price of $7.70 and a vesting period of three years. Options granted to directors have a contractual life of five years, an exercise price of $7.70 and a vesting period of one year. The vesting of the unvested options granted to a director will be accelerated upon the director’s resignation from the Board. On January 20, 2009, the Board approved another grant of 35,000 non-qualified stock options to certain employees of the Group. These options have a contractual life of five years, an exercise price of $7.70 and a vesting period of three years. The exercise prices of options granted to employees, directors and consultants are denominated in US$. On March 4, 2009, the Board passed a resolution to modify the 2008 Plan for it to be effective without approval by the shareholders of the Company. In accordance with ASC 718-10, the grant date for the share-based awards issued on August 18, 2008 and January 20, 2009 was March 4, 2009.

On December 3, 2009, the Board approved the grant of 7,000,000 share options to the directors, officer, employees and a consultant of the Group at an exercise price equal to the price at which the ordinary shares underlying the ADS are sold in the initial public offering of the Company; provided that the options shall expire in the event that the Company does not consummate its initial public offering within six months of the approval date. Since the exercise price was not known until IPO was successfully completed on January 25, 2010, the accounting grant date for the share-based awards issued on December 3, 2009 was not established until January 25, 2010. Accordingly, no compensation expense related to the December 3, 2009 grant was recognized for the year ended December 31, 2009.

The fair value of options granted is estimated using a binomial option pricing model. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility, the expected price multiple at which the holder is likely to exercise stock options and the expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. For expected volatility, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on U.S. Treasury zero-coupon yield in effect at the grant date. The dividend yield is based on the expected pay-out ratio. The expected share option life was estimated based on the resulting output of the binomial option pricing model. The option awards are not transferable and the grantees have a limited amount of time subsequent to their termination of employment or service to exercise the options. These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor.

On December 28, 2011, the Board approved an option exchange program. Pursuant to the option exchange program, 10,109,000 and 275,000 share options originally granted to employees and a non-employee consultant, respectively, were cancelled. Simultaneously, 407,706 and 9,250 share options at an exercise price of US$0.46 were granted to these employees and the non-employee consultant, respectively, in exchange for the cancelled options. The option exchange program was structured to provide the same total fair value to the original and the new share options on the day of exchange. These new share options have a contractual life of five years and are exercisable immediately upon grant. These new options expire 30 days after termination of service if unexercised by the employees or non-employee consultant. Other non-employee consultants and directors did not participate in the option exchange program. The Company accounted for the exchange of the original award for a new award as a modification in accordance with ASC sub-topic 718-20-35, and measured the incremental compensation cost from the modification as the excess of the fair value of the modified award based on current circumstances over the fair value of the original option measured immediately before its terms are modified based on current circumstances. The incremental compensation cost was determined to be zero by the Company after considering the terms of fair value to fair value option exchange. The US$7,620 unrecognized compensation cost of the original options was fully recognized on December 28, 2011, the modification date, as the modified share options were immediately vested upon modification.

On May 1, 2012, the Board approved the grant of 9,929,998 and 50,000 share options to employees and a non-employee consultant, respectively, at an exercise price of US$0.62 with a contractual life of five years. 50% of the share options will vest and become exercisable on the first anniversary of the grant date and 25% of the share options will vest and become exercisable on each of the second and third anniversaries of the grant date.

In accordance with the settlement agreement with John Kuhns and Mary Fellows signed on September 28, 2012, all of their unvested options were immediately expired and all of their vested options must be exercised within 90 days from December 15, 2012.

On December 1, 2012, the Board approved the grant of 600,000 share options to an employee at an exercise price of US$0.72 with a contractual life of five years. 25% of share options will vest and become exercisable on May 31, 2013 and 25% of the share options will vest and become exercisable on each of the first, second and third anniversaries of the grant date.

Options granted to directors

The following table summarizes the share options granted to directors as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2012	40,000	7.70	1.63	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or cancelled	—	—	—	—
Outstanding at December 31, 2012	40,000	7.70	0.63	—
Vested and expected to vest at December 31, 2012	40,000	7.70	0.63	—
Exercisable at December 31, 2012	40,000	7.70	0.63	—

The explicit service condition of the options granted to directors is considered nonsubstantive since the vesting of share-based payments accelerates in full upon a director’s resignation from the Board. As a result, share-based compensation cost for options granted to directors was immediately recognized on the grant date.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as of December 31, 2012, for those awards that have an exercise price currently below the fair value of the Company’s shares. As of December 31, 2012, all of the options granted to directors have an exercise price above the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$nil.

The weighted-average grant-date fair value of options granted to directors of the Group in 2009 was US$0.30.

The grant-date fair value of the 40,000 options granted to directors in 2009 was estimated using the following assumptions:

Suboptimal exercise factor	1.5
Risk-free interest rate	3.67%
Expected volatility rate	59%
Expected dividend yield	0%
Expected share option life	4.46 years
Estimated forfeiture rate	0%
Fair value of ordinary share	US$2.08

Options granted to consultants

The following table summarizes the share options granted to consultants as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2012	59,250	6.57	2.16	—
Granted	50,000	0.62	—
Exercised	—	—	—	—
Forfeited or cancelled	(50,000)	0.62	—	—
Outstanding at December 31, 2012	59,250	6.57	0.55	1
Vested and expected to vest at December 31, 2012	59,250	6.57	0.55	1
Exercisable at December 31, 2012	59,250	6.57	0.55	1

As of December 31, 2012, 9,250 share options granted to consultants on December 28, 2011 have an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$1. All of the remaining share options granted to consultants have an exercise price above the fair value of the Company’s shares as of December 31, 2012, resulting in an aggregate intrinsic value of US$nil.

The weighted-average fair value of options granted to consultants in 2011 and 2012 was US$0.22 and US$0.19, respectively. All of the newly granted share options in 2012 were forfeited due to the termination of services of the consultant as of December 31, 2012.

During the year ended December 31, 2011, the total fair value of options vested based on the year-end fair value was US$2. No share options vested during the year ended December 31, 2012.

As of December 31, 2012, all share-based compensation costs related to options granted to consultants have been recognized. To the extent the actual forfeiture rate is different from the original estimate or the assumptions used in estimating the fair value of options are changed, actual share-based compensation related to these awards granted to consultants may be different from the expectation.

The fair value for the options granted to consultants during the years ended December 31, 2010, 2011 and 2012 was estimated using the binomial option pricing model with the following assumptions:

	December 31,
	2010	2011	2012
Suboptimal exercise factor	1.5	3	1.5
Risk-free interest rate	0.87-1.48%	0.85%	0.83%
Expected volatility rate	40.09%	71.87%	73.4%
Expected dividend yield	0%	0%	0%
Expected share option life	2.63-3.93 years	5 years	5 years
Estimated forfeiture rate	0%	0%	0%
Fair value of ordinary share	US$2.46	US$0.38	US$0.44

Options granted to employees

The following table summarizes the share options granted to employees as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2012	407,706	0.46	5.00	—
Granted	10,529,998	0.63	—	—
Exercised	—	—	—	—
Forfeited or cancelled	(7,238,217)	0.62	—	—
Expired	(64,237)	0.46	—	—
Outstanding at December 31, 2012	3,635,250	0.62	4.17	38
Vested and expected to vest at December 31, 2012	3,635,250	0.62	4.17	38
Exercisable at December 31, 2012	343,469	0.46	1.60	38

As of December 31, 2012, 343,469 share options granted to employees have an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of US$38. All of the remaining share options granted to employees have an exercise price above the fair value of the Company’s shares as of December 31, 2012, resulting in an aggregate intrinsic value of US$nil.

The weighted average grant-date fair value of options granted to employees of the Group in 2011 and 2012 was US$0.22 and US$0.19, respectively. During the year ended December 31, 2011, the total fair value of options vested based on the grant date fair value was US$90. No share options vested during the year ended December 31, 2012.

During the year ended December 31, 2012, four employees terminated their employment relationship with the Company. As a result, their 7,238,217 unvested share options were forfeited and 64,237 vested share options were expired.

As of December 31, 2012, there was US$494 of unrecognized share-based compensation cost related to options granted to employees, which will be recognized over a weighted-average vesting period of 2.44 years. To the extent the actual forfeiture rate is different from the original estimation actual share-based compensation related to these awards may be different from the expectation.

The grant-date fair value of the options granted to employees during the years ended December 31, 2010, 2011 and 2012 was estimated with the following assumptions:

	January 25,	December 28,	May 1,	December 1,
	2010	2011	2012	2012
Suboptimal exercise factor	1.5	—	1.5	1.5
Risk-free interest rate	3.07%	0.85%	0.83%	0.62%
Expected volatility rate	58%	71.87%	73.4%	89.21%
Expected dividend yield	—	—	—	—
Expected share option life	4.86 years	5 years	5 years	5 years
Estimated forfeiture rate
Founders	—	—	—	—
Senior management	8.9	—	—	—
Employees	4.3	—	—	—
Fair value of ordinary shares	US $4.63	US$0.39	US$0.44	US$0.62

Total compensation cost recognized for share options granted to directors, consultants and employees for the years ended December 31, 2010, 2011 and 2012:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	—	—	—
General and administrative expenses	3,615	10,479	166
	3,615	10,479	166

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

28. RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related parties	Relationship with the Group
China Hydro LLC	A shareholder of the Company
CPI Ballpark Investments Ltd.	A shareholder of the Company
Kuhns Brothers, Inc.	A company owned by the former CEO, who resigned on September 30, 2012
China New Energy Group Company	A company controlled by the former CEO, who resigned on September 30, 2012
Sanming City Chenyang Hydropower Co., Ltd.	Noncontrolling interest in Wangkeng before January 14, 2011
Henan Lantian Group Co., Ltd.	Noncontrolling interest in Wuyue
Nanping City Xingshui Co., Ltd.	Noncontrolling interest in Jinlong
Xiamen Youen Hydropower Development Co., Ltd.	Noncontrolling interest in Jintang and Jinwei

(a) The Company had the following related party transactions during the years presented:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Expense paid on behalf by related parties:
Kuhns Brothers, Inc.	98	90	—
	98	90	—

During the years ended December 31, 2010, 2011 and 2012, Kuhns Brothers, Inc. paid US$98, US$90 and US$nil of miscellaneous expenses on behalf of the Company, respectively. The amounts were fully repaid by the Company as of December 31, 2012.

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Rental for office space and office services provided by:
Kuhns Brothers, Inc.	288	288	314
	288	288	314
Reimbursement of expenses related to extraordinary shareholders meeting:
CPI Ballpark Investments Ltd.	—	—	269
	—	—	269

During the years ended December 31, 2010, 2011 and 2012, the Company rented office space from the Kuhns Brothers, Inc. and incurred rental expenses of US$288, US$288 and US$240, respectively, and incurred office services expenses of US$nil, US$nil and US$74, respectively.

During the year ended December 31, 2012, the Company recorded expenses of US$269 incurred by a shareholder in connection with the extraordinary shareholders meeting held on September 28, 2012 for the election of director nominees.

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Loans from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	2,247	—	—
Xiamen Youen Hydropower Development Co., Ltd.	—	1,263	572
	2,247	1,263	572

Repayment of loans to related parties:
Xiamen Youen Hydropower Development Co., Ltd.	—	—	69

Loans to related parties:
China New Energy Group Company	—	—	86

Prepayment to related parties for acquisition of noncontrolling interest:
Sanming City Chenyang Hydropower Co., Ltd.	4,643	—	—

Prepayment to a related party for hydroelectric project construction:
Henan Lantian Group Co., Ltd.	1,251	—	—

During the year ended December 31, 2010, the Company obtained short-term borrowings amounting to US$2,247 from Sanming City Chenyang Hydropower Co., Ltd, which are unsecured, interest-free and repayable on demand. The amounts were fully repaid as of December 31, 2011.

During the year ended December 31, 2011, the Company obtained short-term borrowings amounting to US$1,263 from Xiamen Youen Hydropower Development Co., Ltd. During the year ended December 31, 2012, US$69 was repaid and additional short-term borrowings of US$572 were obtained from Xiamen Youen Hydropower Development Co., Ltd. The short-term loans are unsecured, interest-free and repayable on demand.

During the year ended December 31, 2012, the Company provided a short-term loan amounting to US$86 to China New Energy Group Company. The short-term loan is unsecured, interest-free and repayable on demand.

During the year ended December 31, 2010, Fujian Huabang made a prepayment of US$4,643 to Sanming City Chenyang Hydropower Co., Ltd. for the acquisition of the remaining 10% noncontrolling interest in Wangkeng. The acquisition was completed in January 2011.

During the year ended December 31, 2010, the Company made a payment of US$1,251 to Henan Lantian Group Co., Ltd., the noncontrolling shareholder of Wuyue, for the construction of Wuyue’s hydroelectric project.

(b) The Company had the following related party balances as of December 31, 2011and 2012:

	December 31,
	2011	2012
	US$	US$
Amounts due from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	—	—
China New Energy Group Company	—	86
Henan Lantian Group Co., Ltd.	1,334	1,338
	1,334	1,424
Less: Allowance for doubtful accounts	(1,334)	(1,338)
	—	86

Amounts due to related parties:
CPI Ballpark Investments Ltd.	—	2
Kuhns Brothers, Inc.	4	—
Nanping City Xingshui Co., Ltd.	1,490	1,494
Xiamen Youen Hydropower Development Co., Ltd.	10,680	11,209
	12,174	12,705

Amounts due from related parties as of December 31, 2012 mainly represent payments made on behalf of Henan Lantian Group Co., Ltd. by the Company for the construction of Wuyue’s hydroelectric project in 2010. During the year ended December 31, 2011, the Company decided to abandon the construction of Wuyue’s hydroelectric project. As a result, the Company made a full bad debt provision of US$1,344.

All balances with related parties as of December 31, 2012 are unsecured, interest free and repayable on demand.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
STATUTORY RESERVES

29. STATUTORY RESERVES

The Group’s ability to pay dividends is primarily dependent on the Group receiving distributions from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with US GAAP differ from those reflected in the statutory financial statements of the Group’s subsidiaries.

In accordance with the Law of the People’s Republic of China on Foreign Invested Enterprises (“FIE”) and its articles of association, a FIE established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-owned foreign invested enterprise (“WOFE”) is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A non-wholly-owned foreign invested enterprise is permitted to provide all the above allocation of annual after-tax profit at the discretion of its board of directors, except for the general reserve fund which has the same requirement as a WOFE. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. All of the subsidiaries of the Company except Wangkeng, Shapulong, Wuyue, Ruiyang, Husahe, Jinlong, Jintang, Jinwei and Dazhaihe were acquired or established as WOFEs, and therefore are subject to the above mandated restrictions on distributable profits. Wangkeng was acquired as a non-wholly-owned foreign invested equity; Shapulong and Wuyue are equity joint ventures established pursuant to the Law of China on Sino-Foreign Equity Joint Ventures, and Ruiyang, Husahe, Jinlong, Jintang, Jinwei and Dazhaihe are domestic companies established pursuant to the Company Law of China, and therefore are only subject to the 10% general reserve fund requirement.

As a result of the PRC laws, rules and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets in the form of dividend payments, loans or advances. The amounts restricted include paid-up capital and statutory reserves as determined pursuant to PRC generally accepted accounting principles, totaling US$490,621 and US$475,004 as of December 31, 2011 and 2012, respectively. Profit appropriations of US$1,255, US$333 and US$1,005 were made for the years ended December 31, 2010, 2011 and 2012, respectively.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

30. CONCENTRATION OF RISKS

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents were managed by financial institutions located in the United States and the PRC which management believes are of high credit quality.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC. As a percentage of total accounts receivable, the top five customers accounted for 85% and 86% as of December 31, 2011 and 2012, respectively.

Due to the Group’s dependence on a limited number of customers, any negative events or deterioration in financial strength with the Group’s customers or deterioration of relationship with the Group’s customers, may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The major customers and the portion of revenue from these customers for the years ended December 31, 2010, 2011 and 2012 are listed below:

		For the Years Ended December 31,
Segment		2010	2011	2012
Yunnan Nujiang Electric Power Co., Ltd.	Yunnan Province	1%	7%	5%
Yunnan Dehong Electric Power Co., Ltd.	Yunnan Province	9%	11%	6%
Yunnan Honghe Electric Power Co., Ltd.	Yunnan Province	—	1%	1%
Yunnan Grid Company, Ltd.	Yunnan Province	3%	4%	3%
Sichuan Cangxi Electric Power Co., Ltd.	Sichuan Province	1%	1%	1%
Lishui Electric Power Bureau	Zhejiang Province	49%	43%	46%
Fujian Electric Power Co., Ltd.	Fujian Province	24%	16%	20%
Pingnan Power Supply Company	Fujian Province	13%	8%	5%
Shaowu Electric Power Bureau	Fujian Province	—	7%	9%
Nanping Electric Power Bureau	Fujian Province	—	2%	4%
		100%	100%	100%

Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies. Under Mainland China’s Foreign Exchange Currency Regulation and Administration, the Group is permitted to exchange RMB for foreign currencies through banks authorized to conduct foreign exchange business. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with invoices and signed contracts.

Foreign currency exchange rate risk

On July 21, 2005, the PRC government changed its decade-old policy of pegging the value of the RMB to US$. Under the new policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. This change in policy has resulted in an approximately 3.0%, 4.9% and 0.2% appreciation of the RMB against the US$ in 2010, 2011 and 2012, respectively. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. While the international reaction to the RMB revaluation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant volatility of the RMB against the US$.

Any significant revaluation of RMB may materially and adversely affect the cash flows, revenues, earnings and financial position in US$.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for almost 30 years, no assurance can be given that the PRC Government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

On January 6, 2013, the Group obtained a long-term loan amounting to US$795 (RMB5,000) from Agricultural Bank of China. The loan bears interest at 10% premium above the benchmark interest rate announced by the People’s Bank of China, that is 7.205%, with maturity dates ranging from 2017 to 2019.

On March 27, 2013, the Group received additional banking facility amounting to US$25,455 (RMB160,000) from IEL effective up to March 27, 2014.

On March 29, 2013, the Group received additional banking facility amounting to US$14,319 (RMB90,000) from Agricultural Bank of China effective up to July 31, 2013.

CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

32. CONDENSED FINANCIAL INFORMATION OF THE COMPANY

The following is the condensed financial information of the Company on a non-consolidated basis:

Balance sheets

	December 31,
	2011	2012
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	2,884	164
Amounts due from subsidiaries	—	10,000
Prepayments and other current assets	135	11,616
Total current assets	3,019	21,780
Non-current assets:
Property, plant and equipment, net	7	5
Investment in subsidiaries	416,549	399,364
Other non-current assets	139	—
Total non-current assets	416,695	399,369
TOTAL ASSETS	419,714	421,149

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	13,919	16,464
Accrued expense and other current liabilities	2,821	4,424
Amounts due to related parties	—	2
Deferred tax liabilities	537	—
Warrant liabilities	440	839
Total current liabilities	17,717	21,729
Non-current liabilities:
Other non-current liabilities	129	—
Total non-current liabilities	129	—
Total liabilities	17,846	21,729
Shareholders’ equity:
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012, 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	516,967	517,133
Accumulated other comprehensive income	42,968	41,597
Accumulated deficit	(158,229)	(159,472)
Total shareholders’ equity	401,868	399,420
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	419,714	421,149

Statements of comprehensive income

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating expenses:
General and administrative expenses	(12,016)	(18,247)	(7,324)
Total operating expenses	(12,016)	(18,247)	(7,324)
Operating loss	(12,016)	(18,247)	(7,324)
Equity in profits (losses) of subsidiaries	14,814	(27,395)	3,662
Interest income	555	66	3
Interest expense	(19)	(23)	(142)
Changes in fair value of warrant liabilities	365	951	(399)
Exchange (loss) gain	(403)	(580)	30
Gain from disposal of subsidiaries	—	—	3,726
Other income, net	446	375	293
Income (loss) before income tax expense	3,742	(44,853)	(151)
Income tax expense	—	(536)	(1,092)
Net income(loss)	3,742	(45,389)	(1,243)

Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	11,857	20,079	(1,404)
Defined benefit pension plans	—	(33)	33
Other comprehensive income (loss)	11,857	20,046	(1,371)
Comprehensive income (loss)	15,599	(25,343)	(2,614)

Statements of cash flows

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cash flows used in operating activities	(10,157)	(8,740)	(3,651)
Cash flows (used in) provided by investing activities	(86,071)	(6,500)	931
Cash flows provided by financing activities	85,988	10,036	—
Net decrease in cash and cash equivalents	(10,240)	(5,204)	(2,720)
Cash and cash equivalents at the beginning of year	18,328	8,088	2,884
Cash and cash equivalents at the end of year	8,088	2,884	164

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10. Such investment is presented as “Investment in subsidiaries” in the balance sheet and share of the subsidiaries’ losses or profits is presented as “Equity in profits (losses) of subsidiaries” in the statements of comprehensive income.

The subsidiaries paid US$nil, US$nil and US$1,039 dividend to the Company for the years ended December 31, 2010, 2011 and 2012, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted by reference to the disclosures in the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements (Note 24).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”). Certain comparative amounts have been reclassified to conform with the current year’s presentation.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

As of December 31, 2012, the Group had working capital deficiency of US$81,024. This factor raises substantial doubt about the Company’s ability to continue as a going concern. The continued operation of the Group is dependent upon the Group’s ability in raising additional capital, obtaining additional financing and improving future operating and financial results. Therefore, the Company may not be able to realize its assets and discharge its liabilities in the normal course of business. In view of this, management has taken steps to actively pursue additional capital and financing.

While the Company strongly believes that its capital resources will be sufficient in the near term, there is no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there is no assurance that any additional financing, if available, will be obtainable on terms satisfactory or attractive to the Company.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.

Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. The results of subsidiaries are consolidated from the date of acquisition, being the date on which the Group obtained control and continued to be consolidated until the date that such control ceases.

Investments in entities that the Company does not control, but has the ability to exercise significant influence over operating and financial policies, are accounted for under the equity method. Investments in entities in which the Company does not have the ability to exercise significant influence are accounted for under the cost method. All significant intercompany transactions and balances have been eliminated upon consolidation.

The Group accounted for business combinations in accordance with ASC sub-topic 805-10 (“ASC 805-10”), Business Combinations: Overall. ASC 805-10 requires the acquiring entity in a business combination to recognize all assets acquired and liabilities assumed in the transaction, establishes the acquisition date fair value as the measurement objective for all assets acquired and liabilities assumed, and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the Company recognizes adjustments to the provisional amounts of acquisition-date fair value and the resulting goodwill for new information obtained as if the accounting for the business combination had been completed at the acquisition date. The comparative information for prior periods presented in the consolidated financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For a component of the Group that either has been disposed of or is classified as held-for-sale, the Group accounted for the result of operations of the component as a discontinued operation in accordance with ASC sub-topic 205-20 (“ASC 205-20”), Presentation of Financial Statements when (1) the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Group as a result of the disposal transaction; and (2) the Group will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company accounted for the purchase of additional ownership in its subsidiary from noncontrolling interests as an equity transaction in accordance with ASC sub-topic 810-10 (“ASC 810-10”), Consolidation: Overall. The carrying amount of the noncontrolling interest is adjusted to reflect the change in the Group’s ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted is recognized in additional paid-in capital.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Fair value measurement

(d) Fair value measurement

Financial instruments include cash and cash equivalents, accounts receivable, notes receivable, certain other current assets, accounts payable, certain other liabilities, short-term loans, long-term loans, convertible redeemable preferred shares and warrants. The carrying values of these financial instruments, other than long-term loans, convertible redeemable preferred shares and warrants, approximate their fair values due to their short-term maturities. The warrants issued in connection with the convertible notes and the IPO were recorded in equity at the fair value as determined on the day of issuance (Note 18). The convertible redeemable preferred shares were initially recorded at issue price net of issuance costs. The Company recognized changes in the redemption value immediately as they occur and adjusted the carrying value of the convertible redeemable preferred shares to equal the redemption value at the end of each reporting period. All of the convertible redeemable preferred shares were automatically converted into ordinary shares on January 25, 2010, the date of the Company’s IPO (Note 17). The warrants issued in connection with the convertible redeemable preferred shares were recorded as a liability at fair value as determined on the day of issuance and subsequently adjusted to the fair value at each reporting date (Note 18). Upon the closing of the Company’s IPO, these warrants issued in connection with the convertible redeemable preferred shares were reclassified from liability to equity at the fair value immediately prior to such reclassification (Note 18). During the year ended December 31, 2011, certain warrants were reclassified from equity to liability upon modification of terms (Note 18). These amended warrants were recorded as liabilities at fair value on the day of modification and subsequently adjusted to the fair value at each reporting date.

The carrying values of long-term loans approximate their fair values due to the fact that the interest rates on these loans are reset each year based on prevailing market interest rates.

The Group applied the provisions of ASC sub-topic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, in measuring fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820-10 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

ASC 820-10 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Group measures the fair value of money market funds included in cash equivalents using the market approach based on quoted market prices. The warrant liabilities were valued using the income approach based on inputs that are unobservable in the market (Level 3).

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	807	—	—
Warrant liabilities (Note 18)	—	—	440
	807	—	440

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	8	—	—
Warrant liabilities (Note 18)	—	—	839
	8	—	839

The following table presents a reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012:

Warrant liabilities
US$
Balance as of December 31, 2011	440
Unrealized losses	399
Balance as of December 31, 2012	839

Unrealized losses of US$399 for the year ended December 31, 2012 were recorded in “changes in fair value of warrant liabilities” in the consolidated statements of comprehensive income.

All assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss
	US$	US$	US$
Construction in progress	—	—	—	(11,590)
Goodwill		—	135,651	(11,388)
	—	—	135,651	(22,978)

In accordance with ASC 360-10, construction in progress of Wuyue with a carrying amount of US$11,590 was written down to its fair value of zero, resulting in an impairment charge of US$11,590, which was included in the statements of comprehensive income for the year ended December 31, 2011 (Note 7).

In accordance with ASC 350-20, goodwill with a carrying amount of US$147,039 was written down to its implied fair value of US$135,651, resulting in an impairment charge of US$11,388, which was included in the statements of comprehensive income for the year ended December 31, 2011 (Note 9).

No assets and liabilities were measured at fair value on a non-recurring basis as of December 31, 2012.

Foreign currency

(e) Foreign currency

The Company determined its functional currency to be the US$ while its subsidiaries determine their functional currency based on the criteria of ASC sub-topic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall. All of the Company’s subsidiaries determined their functional currency to be their respective local currency, except for CHC HK and Sunpower which determined their functional currency to be the US$. The Company uses the US$ as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income. Non-monetary items that are measured in terms of historical cost in a foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

The assets and liabilities of the Company’s subsidiaries are translated into the reporting currency of the Company at the exchange rates prevailing at the balance sheet date. The statements of comprehensive income of the Company’s subsidiaries are translated into the reporting currency of the Company at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s subsidiaries are translated into the reporting currency of the Company at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of the Company’s subsidiaries, which arise throughout the year, are translated into the reporting currency of the Company at the weighted average exchange rates for the year.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term deposits with original maturity of three months or less at the date of purchase. Except for the restricted cash, none of the Group’s cash and cash equivalents is restricted as to withdrawal and use.

Restricted cash

(g) Restricted cash

Restricted cash represents cash pledged to financial institutions as collateral for the Company’s bank loans (Note 15). The restriction on the cash collateral amount of US$5,171 as of December 31, 2012 will be released in May 2013 upon repayment of the bank loans.

Accounts receivable

(h) Accounts receivable

Accounts receivable are carried at net realizable value. In evaluating the collectability of receivable balances, the Group considers many factors, including the aging of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Accounts receivable are written off after all collective efforts have ceased.

Notes receivable

(i) Notes receivable

Notes receivable represent short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the bill, which is generally within six months from the date of issuance. The holder of the bills can obtain payment from the financial institutions prior to the stated maturity date. In such a case, the holder will receive a discounted amount off the face value of the bill. There is recourse to the customers in the event the financial institutions default upon demand for payment by the holders of the notes. To reduce the Group’s credit risk, the Group has required certain customers to pay for electricity using notes receivable during the year ended December 31, 2012.

Property, plant and equipment

(j) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. The depreciable amount of an item of property, plant and equipment is its cost less its estimated residual value, if any. The residual value is calculated by taking the price such an asset would fetch at the reporting date, with the assumption that it was already in the condition it will be in at the end of its useful life. Depreciation is recorded on a straight-line basis over the following estimated useful lives:

Dams and reservoirs	30-49 years
Buildings	8-50 years
Machinery	1-30 years
Transportation equipment	1-11 years
Electronic equipment and others	1-15 years

For property, plant and equipment acquired through a business combination, depreciation is recorded on a straight-line basis over their respective remaining estimated useful lives. The useful lives, residual values and methods of depreciation are reviewed at each reporting date and adjusted prospectively, if appropriate.

All direct and indirect costs that are related to the construction of property, plant and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, plant and equipment accounts and commences depreciation when these assets are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use.

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterment that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation, with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Goodwill and intangible assets

(k) Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses. ASC sub-topic 350-10 (“ASC 350-10”), Intangibles—Goodwill and Other: Overall, requires that goodwill be tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group assigns and assesses goodwill for impairment at the reporting unit level at each reporting date. The Group determines that each reporting unit is identified at the component level, which is one level below the operating segment.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined through the income approach by computing the future discounted cash flows expected to be generated by the reporting unit and is dependent on a number of significant entity specific assumptions, including plant utilization rate, electricity sales volumes and tariffs, costs of production, capital expenditures, working capital changes and the discount rate. The discount rate is commensurate with the risk inherent in the projected cash flows and reflects the rate of return required by an investor in the current economic conditions. For reporting units to be disposed of subsequent to the reporting date, the market approach is used where estimates of prices reasonably expected to be realized from the sale of the reporting units are used to determine the fair value of each reporting unit.

If the carrying value exceeds the fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the quantitative goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. This implied fair value is then compared with the carrying amount of the reporting unit goodwill, and if it is less, the Group would then recognize an impairment loss. For the year ended December 31, 2012, the Company adopted ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (ASC 350), pursuant to which the Company has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.

The Group recognized goodwill impairment loss of US$nil, US$11,388 and US$nil for the years ended December 31, 2010, 2011 and 2012, respectively (Note 9).

Intangible assets are carried at cost less accumulated amortization. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets. The estimated useful life for the intangible assets as of December 31, 2012 is as follows:

Development right of Binglangjiang Phase II	30 years
Dam use right of Dongguan	40 years

The Group reviews and adjusts the carrying value of the intangible assets if facts and circumstances suggest the intangible assets may be impaired (Note 2(n)). The Group assessed and concluded that there was no impairment for intangible assets in any of the years presented.

Land use rights

(l) Land use rights

The land use rights represent the amounts paid and relevant costs incurred for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years. For land use rights acquired through a business combination, amortization is recorded on a straight-line basis over their respective remaining estimated useful lives, which range from 41 to 50 years.

Asset retirement obligations

(m) Asset retirement obligations

ASC sub-topic 410-20 (“ASC 410-20”), Asset Retirement Obligations, requires companies to record the present value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. The value of the liability is capitalized as part of the carrying amount of the related long-lived asset. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset. The Group’s asset retirement obligations relate primarily to the restoration of leased lands under land use rights granted by the local government to their original condition. Asset retirement obligations as of December 31, 2011 and 2012 were insignificant.

Impairment of long-lived assets

(n) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property, plant and equipment, land use rights and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be recoverable in accordance with ASC sub-topic 360-10 (“ASC 360-10”), Property, Plant, and Equipment: Overall. When these events occur, the Group assesses the recoverability of long-lived assets by comparing the carrying amount of the assets to the expected future undiscounted cash flows resulting from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The Group recognized impairment loss on long-lived assets of US$nil, US$11,590 and US$nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Derivative instruments

(o) Derivative instruments

ASC sub-topic 815-10 (“ASC 815-10”), Derivatives and Hedging: Overall, requires all contracts which meet the definition of a derivative to be recognized in the consolidated financial statements as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in shareholders’ equity as a component of other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in the consolidated statements of comprehensive income. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Comprehensive income (loss)

(p) Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in shareholders’ equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. The Group presents items of net income (loss) and other comprehensive income (loss) in one continuous statement. Accumulated other comprehensive income (loss) of the Group includes the cumulative foreign currency translation adjustments and net losses not recognized immediately as a component of net periodic pension cost of a defined benefit plan.

Revenue recognition

(q) Revenue recognition

The Group’s revenue is derived from the sale of electricity. Revenues are recognized when the following four criteria are met as prescribed by ASC sub-topic 605-10 (“ASC 605-10”), Revenue Recognition: Overall: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The Group considers the terms of each arrangement to determine the appropriate accounting treatment. Revenue is generally earned and recognized upon transmission of electricity to the power grid controlled and owned by the respective regional or provincial grid companies. For transactions in which electricity has been transmitted to the power grid without a fixed or determinable unit price per kWh while the tariff is pending approval of the regional or provincial pricing bureau, cash received in exchange for the transmission of electricity to the power grid controlled by the respective regional or provincial grid companies has been recorded as customer deposits until such time the price becomes fixed and determinable. When the price becomes fixed and determinable, all or a portion of the customer deposits will be recognized as revenue. The Group does not defer the related cost of revenues, which is charged to expense as incurred. No customer deposits were recognized as of December 31, 2011 and 2012. The Group has not offered any discounts or rebates to its customers nor does it provide for refunds in its sales contracts with customers.

The Company’s subsidiaries are subject to withholding value-added tax (“VAT”) on the revenues earned in the PRC. The applicable rate of VAT is 6% for small hydroelectric power projects with a total installed capacity of 50 megawatts or less and 17% for large hydroelectric power projects with a total installed capacity of over 50 megawatts. For the year ended December 31, 2010, the lower VAT rate of 6% was applied to the hydroelectric power projects of Binglangjiang, Liyuan, Yingchuan, Wuliting, Pingnan County Yuheng Hydropower Co., Ltd. (“Yuheng”), Pingnan County Yuanping Hydroelectric Co., Ltd. (“Yuanping”), Jiulongshan, Zhougongyuan, Shapulong, Ruiyang, Husahe, Hengda, Xineng, Xiaopengzu, Jinling, Jinlong, Jintang and Jinwei, and the VAT rate of 17% was applied to the hydroelectric power projects of Banzhu and Wangkeng. For the years ended December 31, 2011 and 2012, the lower VAT rate of 6% was applied to the hydroelectric power projects of Binglangjiang, Liyuan, Yingchuan, Wuliting, Yuheng, Yuanping, Jiulongshan, Zhougongyuan, Shapulong, Ruiyang, Husahe, Hengda, Xineng, Xiaopengzu, Jinling, Jinlong, Jintang Jinwei and Dazhaihe, and the VAT rate of 17% was applied to the hydroelectric power projects of Banzhu and Wangkeng. VAT on revenues earned from the sale of electricity by the Group to its customers for the years ended December 31, 2010, 2011 and 2012 were US$5,728, US$4,583 and US$7,387, respectively. The Group has recognized revenues net of VAT in the consolidated statements of comprehensive income.

Cost of revenues

(r) Cost of revenues

Cost of revenues consists primarily of depreciation expense of hydroelectric power projects and related operating costs and overhead expenses directly attributable to the production of electricity.

Leases

(s) Leases

In accordance with ASC sub-topic 840-10 (“ASC 840-10”), Lease: Overall, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (i) ownership is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property’s estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the lease periods.

The Group has no capital leases for any of the years presented.

Income taxes

(t) Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC sub-topic 740-10 (“ASC 740-10”), Income Taxes: Overall. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, net operating loss and credits carryforwards, using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

The Company accounts for uncertainty in income taxes in accordance with ASC 740-10. Interests and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expenses is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized from the accounting for uncertainty in income taxes is classified in the financial statements as interest expenses, while penalties recognized from the accounting for uncertainty in income taxes are classified in the financial statements as other expenses.

The Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail, which is defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position. Tax positions that meet the “more likely than not” threshold are measured, using a probability weighted approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group’s estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretation of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group’s financial statements. Additionally, in future periods, change in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the change occurs. The Group classified unrecognized tax benefits as current liabilities to the extent the Group anticipates payment of cash within one year or the operating cycle, if longer.

The Company recognizes the tax benefit for the excess of the tax basis over the financial reporting basis or the tax liability when the financial reporting basis exceeds the tax basis (“outside basis difference”) of an investment in subsidiary in accordance with ASC sub-topic 740-30 (“ASC 740-30”), Income Taxes: Recognition, when it is apparent that the temporary differences will reverse in the foreseeable future. If it is more likely than not that a deferred tax liability will be realized as a result of the decision to dispose of a subsidiary, the tax liability would be recorded when the disposal group is classified as held for sale even though any gain expected upon disposal cannot be recognized until the sale is consummated.

Net (loss) income per share

(u) Net (loss) income per share

In accordance with ASC sub-topic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, basic (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted (loss) income per share is calculated by dividing net (loss) income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the Group’s convertible redeemable preferred shares (Note 17), using the if-converted method, and ordinary shares issuable upon the conversion of the warrants (Note 18) and share options (Note 27), using the treasury stock method.

Segment reporting

(v) Segment reporting

The Group follows ASC sub-topic 280-10 (“ASC 280-10”), Segment Reporting: Overall, for the presentation of segment information. The Group’s chief operating decision maker, who has been identified as the chief executive officer (“CEO”), relies upon financial information by provinces with operations in the PRC when making decisions about allocating resources and assessing the performance of the Group. As a result, the Group operates and manages its business as four operating and reportable segments, namely the Yunnan Province segment, the Sichuan Province segment, the Zhejiang Province segment and the Fujian Province segment. As the Group’s long-term assets are substantially all located in and derived from the PRC, no geographical segments are presented.

Government grant

(w) Government grant

Government grants are recognized when there is reasonable assurance that the attaching conditions will be complied with. A grant relates to an expense item is recognized as income over the period necessary to match the grant on a systematic basis to the related costs, whereas a grant relates to an asset acquisition is recognized as deferred government grant and recognized as income in proportion to depreciation of the related assets. Grant income is recognized on a net basis as a reduction to cost of revenues in the consolidated statements of comprehensive income.

Share-based payment

(x) Share-based payment

The Company accounts for share awards issued to employees in accordance with ASC sub-topic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. In accordance with the fair value recognition provision of ASC 718-10, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Company has elected to recognize share-based compensation expense for share awards granted to employees using the straight-line method. The Company uses a binomial option pricing valuations model in determining the fair value of the options granted.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC 718-10 and ASC sub-topic 505-50 (“ASC 505-50”), Equity: Equity-Based Payment to Non-employees. The Company’s share awards issued to non-employees are subject to graded vesting provisions. The Group recognizes share-based compensation expense for share awards granted to non-employees using the accelerated recognition method over the requisite service period of the award. In accordance with ASC 718-10 and ASC 505-50, the Company uses the binomial option pricing valuations model to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any.

Long-lived assets to be disposed of and discontinued operations

(y) Long-lived assets to be disposed of and discontinued operations

The Company accounts for a long-lived asset to be disposed of other than by sale in accordance with the provisions of ASC sub-topic 360-10 (“ASC 360-10”), Impairment and Disposal of Long-Lived Assets, where such long-lived asset continues to be classified as held and used until it is disposed of. When a long-lived asset ceases to be used, the carrying amount of the asset is written down to its salvage value, if any.

The Company accounts for a long-lived asset or disposal group to be sold in accordance with ASC 360-10, where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a completed sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdrawn or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately on the balance sheets. Long-lived assets reclassified as held for sale are not depreciated or amortized.

The Company follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company. Such component is reported as discontinued operations. In the period in which a component has been disposed of or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes, for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the consolidated statements of comprehensive income.

Recently issued accounting standards

(z) Recently issued accounting standards

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Intangibles—Goodwill and Other (“Topic 350”), which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Comprehensive Income (“Topic 220”), which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP to be reclassified in its entirety to net income. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. This standard is effective for fiscal years beginning after December 15, 2012, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In March 2013, the FASB issued ASU No. 2013-05 (“ASU 2013-05”), Foreign Currency Matters (“Topic 830”), which is intended to resolve the diversity in practice about whether ASC 810-10 or ASC 830-30 applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity by requiring a parent deconsolidate a subsidiary or derecognize a group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) if the parent ceases to have a controlling financial interest in that group of assets. This standard is effective for the first interim or annual period beginning after December 15, 2014, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

As of December 31, 2012, the Company’s subsidiaries included the following entities:

Subsidiaries	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Beijing A.B.C. Investment Consulting Co., Ltd. (“ABC”)	Mainland of PRC	April 19, 2007	100%	Provision of general and administrative services to group companies
Yunnan Huabang Electric Power Development Co., Ltd. (“Binglangjiang”)	Mainland of PRC	April 25, 2007	100%	Operation and development of hydroelectric assets
Sichuan Huabang Hydroelectric Development Co., Ltd. (“Liyuan”)	Mainland of PRC	May 21, 2007	100%	Operation and development of hydroelectric assets
Zhejiang Province Jingning Yingchuan Hydroelectric Development Co., Ltd. (“Yingchuan”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Qingtian Wuliting Hydroelectric Development Co., Ltd. (“Wuliting”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
Suichang County Jiulongshan Hydroelectric Development Co., Ltd. (“Jiulongshan”)	Mainland of PRC	January 31, 2008	100%	Operation and development of hydroelectric assets
China Hydroelectric Corporation (Hong Kong) Limited (“CHC HK”)	Hong Kong (“HK”)	June 25, 2008	100%	Investment holding company

	Place of Incorporation	Date of Establishment/ Acquisition	Percentage of Ownership	Principal Activities

Pingnan County Wangkeng Hydroelectric Co., Ltd. (“Wangkeng”)	Mainland of PRC	October 21, 2008	100%	Operation and development of hydroelectric assets
Sanming Zhongyin Banzhu Hydroelectric Co., Ltd. (“Banzhu”)	Mainland of PRC	October 22, 2008	100%	Operation and development of hydroelectric assets
Sun Power Asia Limited (“Sunpower”)	HK	November 14,2008	100%	Investment holding company
Yunhe County Shapulong Hydropower Generation Co., Ltd. (“Shapulong”)	Mainland of PRC	August 3, 2009	100%	Operation and development of hydroelectric assets
Zhejiang Longquan Ruiyang Cascaded II Hydropower Plant Co., Ltd. (“Ruiyang”)	Mainland of PRC	August 20, 2009	100%	Operation and development of hydroelectric assets
Suichang County Zhougongyuan Hydroelectric Development Co., Ltd. (“Zhougongyuan”)	Mainland of PRC	December 3, 2009	100%	Operation and development of hydroelectric assets
Fujian Huabang Hydroelectric Investment Co., Ltd. (“Fujian Huabang”).	Mainland of PRC	January 14, 2010	100%	Investment holding company
Henan Wuyue Storage Power Generation Co., Ltd. (“Wuyue”)	Mainland of PRC	March 23, 2010	79%	Development of hydroelectric assets
Yingjiang County Qinrui Husahe Power Co., Ltd. (“Husahe”)	Mainland of PRC	April 19, 2010	100%	Operation and development of hydroelectric assets
Fugong County Hengda Electric Power Development Co., Ltd. (“Hengda”)	Mainland of PRC	June 22, 2010	100%	Operation and development of hydroelectric assets
Fugong County Xineng Electric Power Development Co., Ltd. (“Xineng”)	Mainland of PRC	August 16, 2010	100%	Operation and development of hydroelectric assets
Luquan Xiaopengzu Power Generation Co., Ltd. (“Xiaopengzu”)	Mainland of PRC	September 8, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinling Power Generation Co., Ltd. (“Jinling”)	Mainland of PRC	December 30, 2010	100%	Operation and development of hydroelectric assets
Shaowu City Jinlong Hydroelectric Co., Ltd. (“Jinlong”)	Mainland of PRC	December 30, 2010	55%	Operation and development of hydroelectric assets
Shaowu City Jintang Hydroelectric Co., Ltd. (“Jintang”)	Mainland of PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Shaowu City Jinwei Hydroelectric Co., Ltd. (“Jinwei”)	Mainland of PRC	December 30, 2010	74%	Operation and development of hydroelectric assets
Jinping Kanghong Hydroelectric Development Co., Ltd. (“Dazhaihe”)	Mainland of PRC	April 10, 2011	100%	Operation and development of hydroelectric assets

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets and liabilities measured at fair value on a recurring basis

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	807	—	—
Warrant liabilities (Note 18)	—	—	440
	807	—	440

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	8	—	—
Warrant liabilities (Note 18)	—	—	839
	8	—	839

Schedule of reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	807	—	—
Warrant liabilities (Note 18)	—	—	440
	807	—	440

All assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	US$	US$	US$
Money market funds in cash equivalent	8	—	—
Warrant liabilities (Note 18)	—	—	839
	8	—	839

Summary of assets and liabilities measured at fair value on a nonrecurring basis

All assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 are summarized below:

	Quoted price in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss
	US$	US$	US$
Construction in progress	—	—	—	(11,590)
Goodwill		—	135,651	(11,388)
	—	—	135,651	(22,978)

Schedule of estimated useful lives of property, plant and equipment
Dams and reservoirs	30-49 years
Buildings	8-50 years
Machinery	1-30 years
Transportation equipment	1-11 years
Electronic equipment and others	1-15 years

Schedule of estimated useful life for the intangible assets	The estimated useful life for the intangible assets as of December 31, 2012 is as follows:
Development right of Binglangjiang Phase II	30 years
Dam use right of Dongguan	40 years

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Husahe
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on April 19, 2010.

US$
Cash purchase price	16,844

Total purchase consideration	16,844

Cash	7,478
Property, plant and equipment, net	14,089
Other assets	9,958
Goodwill	1,826

Total assets acquired	33,351

Other liabilities	(15,998)
Deferred tax liabilities — non-current	(509)

Total liabilities assumed	(16,507)

Net assets acquired	16,844

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net profit of Husahe included in the Company’s consolidated statement of comprehensive income from April 19, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	1,698
Net profit	706

Hengda
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on June 22, 2010.

US$
Cash purchase price	9,562

Total purchase consideration	9,562

Cash	1
Property, plant and equipment, net	38,653
Intangible assets	342
Other assets	407
Goodwill	428

Total assets acquired	39,831

Current portion of long-term loans	(3,015)
Other liabilities	(12,598)
Long-term loans	(14,269)
Deferred tax liabilities — non-current	(387)

Total liabilities assumed	(30,269)

Net assets acquired	9,562

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Hengda included in the Company’s consolidated statement of comprehensive income from June 22, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	1,497
Net loss	(58)

Xineng
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on August 16, 2010.

US$
Cash purchase price	4,591

Total purchase consideration	4,591

Property, plant and equipment, net	19,847
Intangible assets	124
Other assets	255
Goodwill	1,004

Total assets acquired	21,230

Current portion of long-term loans	(73)
Other liabilities	(3,231)
Long-term loans	(13,149)
Deferred tax liabilities — non-current	(186)

Total liabilities assumed	(16,639)

Net assets acquired	4,591

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Xineng included in the Company’s consolidated statement of comprehensive income from August 16, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	556
Net loss	(80)

Xiaopengzu
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on September 8, 2010.

US$
Cash purchase price	22,089

Total purchase consideration	22,089

Cash	2,350
Property, plant and equipment, net	45,592
Other assets	569
Goodwill	12,398

Total assets acquired	60,909

Current portion of long-term loans	(1,878)
Other liabilities	(16,420)
Long-term loans	(20,210)
Deferred tax liabilities — non-current	(312)

Total liabilities assumed	(38,820)

Net assets acquired	22,089

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Xiaopengzu included in the Company’s consolidated statement of comprehensive income from September 16, 2010, the acquisition date, to December 31, 2010 are as follows:

US$
Revenue	876
Net loss	(202)

Jinling
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on December 30, 2010.

US$
Cash purchase price	11,333
Total purchase consideration	11,333

US$
Cash and Bank	26
Property, plant and equipment, net	78,953
Intangible assets	1,759
Other assets	1,665
Goodwill	9,341
Deferred tax assets— non-current	474

Total assets acquired	92,218

Short-term loans	(9,286)
Current portion of long-term loans	(5,964)
Long-term loans	(16,081)
Other liabilities	(41,549)
Deferred tax liabilities — non-current	(4,274)

Total liabilities assumed	(77,154)

Noncontrolling interest	(3,731)
Net assets acquired	11,333

Schedule of unaudited pro forma consolidated financial information
For the Year Ended December 31, 2010
US$
Revenues	69,580
Loss before income taxes	(9,575)
Net loss attributable to ordinary shareholders	(7,653)
Basic and diluted loss per share	(0.05)

Dazhaihe
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on April 10, 2011.

US$
Cash purchase price	9,019

Total purchase consideration	9,019

Cash	59
Property, plant and equipment, net	11,540
Other assets	555
Goodwill	6,646

Total assets acquired	18,800

Other liabilities	(9,303)
Deferred tax liabilities — non-current	(478)

Total liabilities assumed	(9,781)

Net assets acquired	9,019

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Dazhaihe included in the Company’s consolidated statement of comprehensive income from April 10, 2011, the acquisition date, to December 31, 2011 are as follows:

US$
Revenue	831
Net loss	(717)

Schedule of unaudited pro forma consolidated financial information

	For the Years Ended December 31,
	2010	2011
	US$	US$
Revenues	59,125	54,960
Profit (loss) before income taxes	2,824	(53,730)
Net loss attributable to ordinary shareholders	(12,322)	(45,638)
Basic and diluted loss per share	(0.09)	(0.29)

Wangkeng
ACQUISITIONS
Schedule of effects of changes in the Company's ownership interest

	For the Years Ended December 31,
	2010	2011
	US$	US$
Net income (loss) attributable to the Company	3,742	(45,389)
Decrease in the Company’s paid-in capital for purchase of 10% of equity interest in Wangkeng	—	(4,907)
Net transfers to noncontrolling interest	—	(4,907)
Change from net income (loss) attributable to the Company and transfers to noncontrolling interest	3,742	(50,296)

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	December 31,
	2011	2012
	US$	US$
Advances for construction projects	88	78
Acquisition deposits	714	716
Amounts due from original shareholders of acquired subsidiaries	1,244	1,297
Consideration receivable from disposal of a subsidiary	—	11,534
Others	1,667	2,085
	3,713	15,710
Less: Provision for impairment allowance	(714)	(1,560)
Total	2,999	14,150

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued operations
Schedule of assets of disposal group classified as held-for-sale
December 31
2011
US$
Cash and cash equivalents	11
Property, plant and equipment, net	17,376
Goodwill	3,214
Other intangible assets	587
Deferred tax assets	259
Other current assets	246
Total	21,693

Schedule of liabilities directly associated with the assets classified as held-for-sale
December 31
2011
US$
Long-term loans	10,475
Deferred tax liabilities, non-current	815
Current portion of long-term loans	476
Accrued expenses and other current liabilities	154
Total	11,920

Schedule of results of discontinued operations

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Revenues	8,495	4,737	4,661
Cost of revenues	(2,192)	(2,098)	(1,131)
General and administrative expenses	(274)	(226)	(176)
Interest income	393	2	2
Interest expense	(1,997)	(2,580)	(1,634)
Other (loss) income, net	(38)	(16)	3,543
Income tax expense	(152)	(101)	(1,358)
Net income (loss) from discontinued operations	4,235	(282)	3,907

Yuanping
Discontinued operations
Schedule of assets and liabilities attributable to discontinued operations

	December 31	March 2
	2011	2012
	US$	US$
Assets:
Cash and cash equivalents	11	56
Property, plant and equipment, net	17,376	17,304
Goodwill	3,214	3,219
Other intangible assets	587	617
Deferred tax assets	259	259
Other current assets	246	328
Total	21,693	21,783

Liabilities:
Long-term loans	10,475	10,489
Deferred tax liabilities, non-current	815	827
Current portion of long-term loans	476	477
Accrued expenses and other current liabilities	154	163
Total	11,920	11,956

Yuheng
Discontinued operations
Schedule of assets and liabilities attributable to discontinued operations

	December 31	October 31
	2011	2012
	US$	US$
Assets:
Cash and cash equivalents	33	472
Property, plant and equipment, net	19,004	18,509
Goodwill	23,445	23,448
Other intangible assets	1,966	1,916
Deferred tax assets	333	174
Other current assets	651	241
Total	45,432	44,760

Liabilities:
Long-term loans	8,729	7,301
Deferred tax liabilities, non-current	1,818	2,046
Current portion of long-term loans	15,553	14,920
Accrued expenses and other current liabilities	1,402	2,256
Other non-current liabilities	—	33
Total	27,502	26,556

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment and its related accumulated depreciation

	December 31,
	2011	2012
	US$	US$
Dams and reservoirs	343,851	339,123
Buildings	128,448	124,154
Machinery	156,685	153,837
Transportation equipment	1,840	1,865
Electronic equipment and others	4,187	4,244
Less: Accumulated depreciation	(55,237)	(74,852)
	579,774	548,371
Construction in progress, net	1,190	140
Total	580,964	548,511

Schedule of construction in progress, net of impairment charge

	Jiulongshan	Liyuan	Binglangjiang	Wuyue	Wuliting	Yingchuan	Xineng	Hengda	Ruiyang	Zhougongyuan	Jinling	Dazhaihe	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2010	33	—	268	10,520	—	9	—	—	9	19	8	—	10,866
Addition to construction in progress	34	1,129	1,384	808	—	—	—	—	—	2,922	—	—	6,277
Transfer to property, plant and equipment	(55)	—	(1,658)	—	—	—	—	—	—	(2,942)	(8)	—	(4,663)
Impairment of construction in progress	—	—	—	(11,590)	—	—	—	—	—	—	—	—	(11,590)
Foreign currency translation adjustment	1	29	7	262	—	—	—	—	—	1	—	—	300
Balance as of December 31, 2011	13	1,158	1	—	—	9	—	—	9	—	—	—	1,190
Addition to construction in progress	—	1,350	—	—	1,316	—	278	11	1,091	1,429	—	48	5,523
Transfer from property, plant and equipment	—	—	—	—	—	—	610	—	—	—	—	13	623
Transfer to property, plant and equipment	—	(2,416)	(1)	—	(1,316)	—	(888)	(11)	(1,076)	(1,429)	—	(61)	(7,198)
Foreign currency translation adjustment	—	2	—	—	—	—	—	—	—	—	—	—	2
Balance as of December 31, 2012	13	94	—	—	—	9	—	—	24	—	—	—	140

Schedule of depreciation expenses
	For the Years ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	(14,419)	(20,466)	(21,402)
General and administrative expenses	(226)	(297)	(345)
Total	(14,645)	(20,763)	(21,747)

INTANGIBLE ASSETS (Tables) (Intangible assets, excluding land use rights)	12 Months Ended
Dec. 31, 2012
Intangible assets, excluding land use rights
Intangible assets
Schedule of intangible assets and their related accumulated amortization

	December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(509)	611	3,011
Water use right of Wanquan Power Generation Co., Ltd.	1,025	(129)	78	974
Dam use right of Dongguan	1,759	(45)	89	1,803
Total	5,693	(683)	778	5,788

	December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(629)	619	2,899
Dam use right of Dongguan	1,759	(90)	92	1,761
Total	4,668	(719)	711	4,660

Schedule of amortization expenses for the intangible assets with finite lives
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	—	(45)	(45)
General and administrative expenses	(111)	(116)	(120)
Total	(111)	(161)	(165)

Schedule of estimated annual amortization expenses
US$
2013	165
2014	165
2015	165
2016	165
2017	165

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill by operating and reportable segments

The changes in the carrying amount of goodwill by operating and reportable segments for the years ended December 31, 2011 and 2012 are as follows:

	Yunnan Province	Sichuan Province	Fujian Province	Zhejiang Province	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2010	19,036	—	76,358	41,241	136,635
Goodwill acquired during the year	6,646	—	—	—	6,646
Reclassified to assets held-for-sale	—	—	(3,214)	—	(3,214)
Foreign currency translation adjustment	1,122	—	3,744	2,106	6,972
Impairment of goodwill	(5,260)	—	(6,128)	—	(11,388)
Balance as of December 31, 2011	21,544	—	70,760	43,347	135,651
Foreign currency translation adjustment	53	—	119	106	278
Disposal of subsidiaries	—	—	(23,448)	—	(23,448)
Balance as of December 31, 2012	21,597	—	47,431	43,453	112,481

	December 31,
	2011	2012
	US$	US$
Gross carrying value	147,330	124,189
Less: Accumulated impairment loss	(11,679)	(11,708)
Net carrying value	135,651	112,481

LAND USE RIGHTS (Tables) (Land use rights)	12 Months Ended
Dec. 31, 2012
Land use rights
Land use rights
Schedule of land use rights and their related accumulated amortization
	December 31,
	2011	2012
	US$	US$
Land use right	48,500	47,521
Less: Accumulated amortization	(3,528)	(4,614)
Foreign currency translation adjustment	5,694	5,733
Total	50,666	48,640

Schedule of estimated annual amortization expenses
US$
2013	1,156
2014	1,156
2015	1,156
2016	1,156
2017	1,156

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	December 31,
	2011	2012
	US$	US$
Long-term prepaid debt insurance cost	591	315
Long-term prepaid rental expenses	270	118
Long-term prepaid compensation cost	90	337
Deposit for financing arrangement	—	859
Unamortized service fee	—	187
Long-term prepaid guarantee fee	—	197
Total	951	2,013

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2012
	US$	US$
Accrued payroll expenses	2,583	3,445
Retainage due to contractors	2,283	199
Purchase consideration payable	4,752	—
Employee termination costs	—	1,750
Guarantee deposits from original shareholders of acquired subsidiaries	4,265	1,358
Income tax payable	1,425	5,406
Other taxes payable	1,989	2,326
Amounts due to original shareholders of acquired subsidiaries	22,942	1,345
Unrecognized tax benefits (Note 13)	4,344	—
Accrued interests on unrecognized tax benefits (Note 13)	1,036	—
Accrued water resource fee	1,417	1,496
Loans from third parties	14,483	13,627
Interest payable	1,056	1,260
Accrued dam and reservoirs repair fee	3,835	1,424
Reservoir maintenance fund	1,398	1,905
Advance from customers	124	1,014
Deposits from third parties	1,905	716
Accrued audit fee	937	650
Other liabilities	4,228	5,904
Total	75,002	43,825

INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
Schedule of (loss) income before income taxes
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cayman Islands	(11,072)	(17,593)	(7,962)
Hong Kong	(1,262)	(659)	(680)
PRC	15,292	(35,229)	10,037
	2,958	(53,481)	1,395

Schedule of income tax expenses
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Current income tax expense	3,846	2,113	7,013
Deferred income tax benefit	(638)	(586)	(562)
Income tax expense	3,208	1,527	6,451

Schedule of reconciliation of the effective income tax provisions

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Taxation at PRC statutory tax rate of 25%	739	(13,370)	349
Effect of non-PRC entities not subject to income tax	3,083	4,564	2,161
Effect of tax holiday	(301)	—	(466)
Effect of preferential tax rate	(210)	(248)	(14)
Current and deferred tax rate differential	—	1,015	1,167
Deemed interest income	695	1,010	276
Non-deductible expenses	565	4,337	3,041
Change in valuation allowance	(1,363)	3,818	575
Impact of changes in enacted tax rates	—	(325)	—
Prior year tax audit adjustment	—	190	—
PRC withholding tax on the outside basis difference of the discontinued operations	—	136	—
Provision for (reversal of) PRC dividend withholding tax	—	400	(296)
Effect of changes in the tax basis of property, plant and equipment	—	—	(225)
Reduction to unrecognized tax benefits due to lapse of statute of limitations	—	—	(117)
Income tax expense	3,208	1,527	6,451
Effective tax rate (%)	108.45%	(2.86)%	462.44%

Schedule of aggregate amount and effects of tax holidays on basic and diluted loss per share
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Aggregate amount	301	—	466
Basic and diluted	0.002	—	0.003

Schedule of reconciliation of accrued unrecognized tax benefits

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Balance as of January 1	2,329	3,743	6,093
Addition for tax positions taken in the current period	88	459	396
Reclassified from income tax payable for tax positions of prior years	973	2,336	1,138
Addition for tax positions from newly acquired entities	382	—	—
Reduction for tax positions of prior years	(122)	(87)	(171)
Lapse of statute of limitations	—	—	(117)
Reclassified to liabilities directly associated with the assets classified as held-for-sale or disposal of discontinued operations	—	(618)	(1,276)
Foreign currency translation	93	260	14
Balance as of December 31	3,743	6,093	6,077

DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES
Schedule of significant components of deferred tax assets and deferred tax liabilities

	December 31,
	2011	2012
	US$	US$
Deferred tax assets—current
Allowance for uncollectible other receivables	533	747
Accrued water resource fee	277	332
Accrued expenses	517	706
Other payable	1,076	622
Deferred tax assets—current	2,403	2,407

Valuation allowance	(604)	(748)
Net deferred tax assets-current	1,799	1,659

Deferred tax liabilities—current
Outside basis difference of discontinued operations (Note 6)	(136)	—
PRC dividend withholding tax	(400)	—
Deferred tax liabilities—current	(536)	—

Deferred tax assets—non-current
Net operating loss carryforwards	2,056	1,746
Depreciation of property, plant and equipment	505	812
Provision for impairment allowance	3,472	3,481
Others	11	10
Deferred tax assets—non-current	6,044	6,049

Valuation allowance	(4,277)	(4,720)
Net deferred tax asset—non-current	1,767	1,329

Deferred tax liabilities—non-current
Fair value step-up of property, plant and equipment	(25,246)	(23,279)
Unfavorable contract obligation—electricity supply contract	9	—
Fair value step-up of intangible assets	(1,326)	(1,066)
Deferred tax liabilities—non-current	(26,563)	(24,345)

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of total borrowings
	December 31,
	2011	2012
	US$	US$
Short-term:
Secured	20,087	21,676
Unsecured	794	—
Long-term:
Current portion, secured	51,651	35,537
Non-current, secured	215,382	212,970
Total borrowings	287,914	270,183

Schedule of corporate guarantee by third party

	December 31,
	2011	2012
	US$	US$
Guaranteed by:
Guangsha Construction Group Co., Ltd.	14,284	10,119
Fujian Taiyu Investment (Group) Co., Ltd.	—	7,159
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.	5,079	4,455
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.	11,189	6,523
	30,552	28,256

Schedule of maturities of long-term loans
US$
2013	35,537
2014	37,274
2015	30,120
2016	30,082
2017	28,438
Thereafter	87,056
248,507

OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT LIABILITIES
Schedule of other non-current liabilities

	December 31,
	2011	2012
	US$	US$
Unrecognized tax benefits (Note 13)	—	5,091
Accrued interests on unrecognized tax benefits (Note 13)	—	1,583
Government grant	103	100
Defined benefit plan obligation	129	—
Others	5	6
Total	237	6,780

WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
WARRANTS.
Schedule of assumptions used to estimate the fair values of the outstanding warrants, which are classified as liabilities

	Vicis’ Amended Warrants	Shoen’s Amended Warrants	Vicis’/Shoen’s Amended Warrants	Vicis’/Shoen’s Amended Warrants
Commitment date/ year-end date	August 18, 2011	October 27, 2011	December 31, 2011	December 31, 2012
Average risk-free rate of return	0.24%	0.24%	0.24%	0.14%
Expected term/life	2.38 years	2.18 years	2.00 years	1.00 years
Volatility rate	52.52%	51.20%	72.00%	88.40%
Expected dividend yield	—	—	—	—
Fair value of ordinary share	0.14	0.04	0.04	0.57
Estimated forfeiture rate	0%	0%	0%	0%

Schedule of assumptions used to estimate the fair values of the outstanding warrants, which are classified as equity

	Morgan Joseph Converted Warrant	IPO Warrants	Underwriter’s Warrants
Commitment date	January 25, 2010	January 25, 2010	January 25, 2010
Average risk-free rate of return	2.40%	2.40%	2.40%
Expected term/life	3.00 years	4.99 years	4.99 years
Volatility rate	66.00%	66.00%	66.00%
Expected dividend yield	—	—	—
Fair value of ordinary share	4.93	4.93	4.93
Estimated forfeiture rate	0%	0%	0%

BASIC AND DILUTED (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED (LOSS) INCOME PER SHARE
Schedule of basic and diluted (loss) income per share

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Numerator for basic loss per share:
Loss attributable to ordinary shareholders	(12,073)	(45,389)	(1,243)
Cumulative dividends on Series A convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series B convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series C convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares	—	—	—
Numerator for diluted loss per share	(12,073)	(45,389)	(1,243)
Denominator:
Weighted average number of ordinary shares outstanding—basic	143,253,450	156,505,076	161,989,097
Dilutive effect of convertible securities:
Warrants	—	—	—
Convertible redeemable preferred shares	—	—	—
Share options	—	—	—
Weighted average number of ordinary shares outstanding—diluted	143,253,450	156,505,076	161,989,097
(Loss) income per share—basic and diluted	(0.08)	(0.29)	(0.01)
From continuing operations	(0.11)	(0.29)	(0.03)
From discontinued operations	0.03	(0.00)	0.02

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of changes in the balances of each component of accumulated other comprehensive income

	Foreign currency items	Defined benefit pension plan items	Total
	US$	US$	US$
Balance at December 31, 2009	11,065	—	11,065
Current-period other comprehensive income	11,857	—	11,857
Net current-period other comprehensive income	11,857	—	11,857
Balance at December 31, 2010	22,922	—	22,922
Current-period other comprehensive income (loss)	20,079	(33)	20,046
Net current-period other comprehensive income (loss)	20,079	(33)	20,046
Balance at December 31, 2011	43,001	(33)	42,968
Current-period other comprehensive income	954	33	987
Amounts reclassified from accumulated other comprehensive income	(2,358)	—	(2,358)
Net current-period other comprehensive (loss) income	(1,404)	33	(1,371)
Balance at December 31, 2012	41,597	—	41,597

INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSE
Schedule of interest expense

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Interest on loans	13,057	18,371	20,017
Accrued interest on unrecognized tax benefits (Note 13)	200	457	576
Amortization of debt issuance costs	19	19	191
Interest to original shareholders of acquired subsidiaries	129	2,503	1,126
Interest on loans from third parties	2	2,567	4,757
Bank charges	342	672	1,340
Others	106	168	63
Total	13,855	24,757	28,070

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments for non-cancellable operating leases
US$
2013	406
2014	2
2015	1
2016 and thereafter	—
Total	409

Schedule of future minimum compensation costs to the land owners
US$
2013	105
2014	86
2015	203
2016	194
2017	193
Thereafter	5,535
Total	6,316

OTHER INCOME (LOSS), NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INCOME (LOSS), NET
Schedule of other income (loss), net

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Loss from disposal of property, plant and equipment	(26)	(248)	(25)
Reimbursement from ADS depositary bank	446	527	—
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries	—	—	462
Others	(254)	(613)	70
Other income (loss), net	166	(334)	507

SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of the Group's segment information

The Group’s segment information as of and for the year ended December 31, 2010 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	8,822	660	32,959	15,718	(1)	—	58,158
Cost of revenues	(4,059)	(597)	(14,414)	(6,002)	1	2,418	(22,653)
General and administrative expenses (including share-based compensation expense of US$3,615)	(605)	(148)	(1,319)	(1,054)	(16,040)	—	(19,166)
Interest income	9	16	8	727	557	(519)	798
Interest expense	(2,945)	—	(7,493)	(3,887)	(49)	519	(13,855)
Changes in fair value of warrant liabilities	—	—	—	—	365	—	365
Exchange loss	—	—	—	(452)	(403)	—	(855)
Other (loss) income, net	(4)	29	(133)	(22)	3,087	(2,791)	166
Income tax expense (benefit)	204	1	(2,138)	(1,192)	(83)	—	(3,208)
Net income (loss) from continuing operations	1,422	(39)	7,470	3,836	(12,566)	(373)	(250)
Income from discontinued operations (net of income tax expense of US$152)	—	—	—	3,862	—	373	4,235
Net income for the year from discontinued operation	—	—	—	3,862	—	373	4,235
Net income (loss)	1,422	(39)	7,470	7,698	(12,566)	—	3,985
Net income attributable to noncontrolling interests	—	—	—	(243)	—	—	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	1,422	(39)	7,470	7,455	(12,566)	—	3,742
Total assets	183,888	14,910	305,927	396,388	435,361	(506,018)	830,456
Total liabilities	(117,138)	(420)	(138,055)	(202,276)	(20,578)	64,994	(413,473)
Capital expenditures	879	569	250	317	1,380	—	3,395
Depreciation and amortization expenses	2,660	373	9,392	3,153	92	—	15,670

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	13,806	555	25,382	14,854	—	—	54,597
Cost of revenues	(8,349)	(568)	(15,034)	(10,874)	—	3,511	(31,314)
General and administrative expenses (including share-based compensation expense of US$10,479)	(1,519)	(86)	(1,148)	(2,276)	(23,867)	—	(28,896)
Impairment loss on goodwill	(5,260)	—	—	(6,128)	—	—	(11,388)
Impairment loss on long-lived assets	—	—	—	—	(11,601)	11	(11,590)
Interest income	180	10	128	1,709	66	(1,992)	101
Interest expense	(8,468)	—	(8,565)	(9,669)	(73)	2,018	(24,757)
Changes in fair value of warrant liabilities	—	—	—	—	951	—	951
Exchange loss	(28)	—	—	(244)	(579)	—	(851)
Other (loss) income, net	(285)	—	(36)	(158)	4,033	(3,888)	(334)
Income tax (expense) benefit	(142)	5	(843)	115	(662)	—	(1,527)
Net loss from continuing operations	(10,065)	(84)	(116)	(12,671)	(31,732)	(340)	(55,008)
Loss from discontinued operations (net of income tax expense of US$101)	—	—	—	(631)	—	349	(282)
Net loss for the year from discontinued operations	—	—	—	(631)	—	349	(282)
Net loss	(10,065)	(84)	(116)	(13,302)	(31,732)	9	(55,290)
Net loss attributable to noncontrolling interests	—	—	—	2,546	7,355	—	9,901
Net loss attributable to China Hydroelectric Corporation shareholders	(10,065)	(84)	(116)	(10,756)	(24,377)	9	(45,389)
Total assets	200,681	15,896	318,616	374,296	421,650	(516,224)	814,915
Total liabilities	(133,670)	(753)	(138,688)	(185,330)	(20,498)	58,902	(420,037)
Capital expenditures	1,763	1,128	3,031	645	970	(5)	7,532
Depreciation and amortization expenses	5,181	344	9,837	6,569	115	—	22,046

The Group’s segment information as of and for the year ended December 31, 2012 is as follows:

	Yunnan Province	Sichuan Province	Zhejiang Province	Fujian Province	Unallocated	Eliminations	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Revenues	13,460	598	41,616	29,714	—	—	85,388
Cost of revenues	(8,540)	(689)	(16,978)	(13,133)	—	3,545	(35,795)
General and administrative expenses (including share-based compensation expense of US$166)	(2,108)	(269)	(2,569)	(3,413)	(11,989)	—	(20,348)
Interest income	236	121	838	1,713	3	(2,827)	84
Interest expense	(9,039)	(260)	(10,550)	(10,787)	(247)	2,813	(28,070)
Changes in fair value of warrant liabilities	—	—	—	—	(399)	—	(399)
Exchange (loss) gain	—	—	—	(1)	29	—	28
Other income (loss), net	136	22	(81)	420	3,736	(3,726)	507
Income tax benefit (expense)	72	(5)	(3,831)	(2,480)	(207)		(6,451)
Net (loss) income from continuing operations	(5,783)	(482)	8,445	2,033	(9,074)	(195)	(5,056)
Income from discontinued operations (net of income tax expense of US$399)	—	—	—	959	—	181	1,140
Gain on disposal of discontinued operations (net of income tax expense of US$959)	—	—	—	—	2,767	—	2,767
Net income for the year from discontinued operations	—	—	—	959	2,767	181	3,907
Net (loss) income	(5,783)	(482)	8,445	2,992	(6,307)	(14)	(1,149)
Net income attributable to noncontrolling interests	—	—	—	(94)	—	—	(94)
Net (loss) income attributable to China Hydroelectric Corporation shareholders	(5,783)	(482)	8,445	2,898	(6,307)	(14)	(1,243)
Total assets	192,843	22,790	344,923	289,702	426,518	(522,460)	754,316
Total liabilities	(131,872)	(8,092)	(145,312)	(129,627)	(27,799)	80,901	(361,801)
Capital expenditures	877	1,384	3,973	1,305	15	(58)	7,496
Depreciation and amortization expenses	5,546	477	10,136	6,767	142	—	23,068

SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENT
Schedule of total compensation cost recognized for share options granted
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	—	—	—
General and administrative expenses	3,615	10,479	166
	3,615	10,479	166

Directors
SHARE-BASED PAYMENT
Schedule of share options granted

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2012	40,000	7.70	1.63	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or cancelled	—	—	—	—
Outstanding at December 31, 2012	40,000	7.70	0.63	—
Vested and expected to vest at December 31, 2012	40,000	7.70	0.63	—
Exercisable at December 31, 2012	40,000	7.70	0.63	—

Schedule of assumptions used in estimating the grant-date fair value of options granted

Suboptimal exercise factor	1.5
Risk-free interest rate	3.67%
Expected volatility rate	59%
Expected dividend yield	0%
Expected share option life	4.46 years
Estimated forfeiture rate	0%
Fair value of ordinary share	US$2.08

Consultants
SHARE-BASED PAYMENT
Schedule of share options granted

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)

Outstanding at January 1, 2012	59,250	6.57	2.16	—
Granted	50,000	0.62	—
Exercised	—	—	—	—
Forfeited or cancelled	(50,000)	0.62	—	—
Outstanding at December 31, 2012	59,250	6.57	0.55	1
Vested and expected to vest at December 31, 2012	59,250	6.57	0.55	1
Exercisable at December 31, 2012	59,250	6.57	0.55	1

Schedule of assumptions used in estimating the grant-date fair value of options granted

	December 31,
	2010	2011	2012
Suboptimal exercise factor	1.5	3	1.5
Risk-free interest rate	0.87-1.48%	0.85%	0.83%
Expected volatility rate	40.09%	71.87%	73.4%
Expected dividend yield	0%	0%	0%
Expected share option life	2.63-3.93 years	5 years	5 years
Estimated forfeiture rate	0%	0%	0%
Fair value of ordinary share	US$2.46	US$0.38	US$0.44

Employees
SHARE-BASED PAYMENT
Schedule of share options granted

	Number of Options	Weighted- Average Exercise Price (US$)	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2012	407,706	0.46	5.00	—
Granted	10,529,998	0.63	—	—
Exercised	—	—	—	—
Forfeited or cancelled	(7,238,217)	0.62	—	—
Expired	(64,237)	0.46	—	—
Outstanding at December 31, 2012	3,635,250	0.62	4.17	38
Vested and expected to vest at December 31, 2012	3,635,250	0.62	4.17	38
Exercisable at December 31, 2012	343,469	0.46	1.60	38

Schedule of assumptions used in estimating the grant-date fair value of options granted

	January 25,	December 28,	May 1,	December 1,
	2010	2011	2012	2012
Suboptimal exercise factor	1.5	—	1.5	1.5
Risk-free interest rate	3.07%	0.85%	0.83%	0.62%
Expected volatility rate	58%	71.87%	73.4%	89.21%
Expected dividend yield	—	—	—	—
Expected share option life	4.86 years	5 years	5 years	5 years
Estimated forfeiture rate
Founders	—	—	—	—
Senior management	8.9	—	—	—
Employees	4.3	—	—	—
Fair value of ordinary shares	US $4.63	US$0.39	US$0.44	US$0.62

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of principal related parties with which the entity had transactions

Name of related parties	Relationship with the Group
China Hydro LLC	A shareholder of the Company
CPI Ballpark Investments Ltd.	A shareholder of the Company
Kuhns Brothers, Inc.	A company owned by the former CEO, who resigned on September 30, 2012
China New Energy Group Company	A company controlled by the former CEO, who resigned on September 30, 2012
Sanming City Chenyang Hydropower Co., Ltd.	Noncontrolling interest in Wangkeng before January 14, 2011
Henan Lantian Group Co., Ltd.	Noncontrolling interest in Wuyue
Nanping City Xingshui Co., Ltd.	Noncontrolling interest in Jinlong
Xiamen Youen Hydropower Development Co., Ltd.	Noncontrolling interest in Jintang and Jinwei

Schedule of expense paid on behalf by related parties
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Expense paid on behalf by related parties:
Kuhns Brothers, Inc.	98	90	—
	98	90	—

Schedule of rental for office space and office services provided by related parties

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Rental for office space and office services provided by:
Kuhns Brothers, Inc.	288	288	314
	288	288	314
Reimbursement of expenses related to extraordinary shareholders meeting:
CPI Ballpark Investments Ltd.	—	—	269
	—	—	269

Schedule of loans from and prepayment to related parties
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Loans from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	2,247	—	—
Xiamen Youen Hydropower Development Co., Ltd.	—	1,263	572
	2,247	1,263	572

Repayment of loans to related parties:
Xiamen Youen Hydropower Development Co., Ltd.	—	—	69

Loans to related parties:
China New Energy Group Company	—	—	86

Prepayment to related parties for acquisition of noncontrolling interest:
Sanming City Chenyang Hydropower Co., Ltd.	4,643	—	—

Prepayment to a related party for hydroelectric project construction:
Henan Lantian Group Co., Ltd.	1,251	—	—

Schedule of related party balances

	December 31,
	2011	2012
	US$	US$
Amounts due from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	—	—
China New Energy Group Company	—	86
Henan Lantian Group Co., Ltd.	1,334	1,338
	1,334	1,424
Less: Allowance for doubtful accounts	(1,334)	(1,338)
	—	86

Amounts due to related parties:
CPI Ballpark Investments Ltd.	—	2
Kuhns Brothers, Inc.	4	—
Nanping City Xingshui Co., Ltd.	1,490	1,494
Xiamen Youen Hydropower Development Co., Ltd.	10,680	11,209
	12,174	12,705

CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS
Schedule of major customers and the portion of revenue from customers

		For the Years Ended December 31,
Segment		2010	2011	2012
Yunnan Nujiang Electric Power Co., Ltd.	Yunnan Province	1%	7%	5%
Yunnan Dehong Electric Power Co., Ltd.	Yunnan Province	9%	11%	6%
Yunnan Honghe Electric Power Co., Ltd.	Yunnan Province	—	1%	1%
Yunnan Grid Company, Ltd.	Yunnan Province	3%	4%	3%
Sichuan Cangxi Electric Power Co., Ltd.	Sichuan Province	1%	1%	1%
Lishui Electric Power Bureau	Zhejiang Province	49%	43%	46%
Fujian Electric Power Co., Ltd.	Fujian Province	24%	16%	20%
Pingnan Power Supply Company	Fujian Province	13%	8%	5%
Shaowu Electric Power Bureau	Fujian Province	—	7%	9%
Nanping Electric Power Bureau	Fujian Province	—	2%	4%
		100%	100%	100%

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Schedule of condensed balance sheets

	December 31,
	2011	2012
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	2,884	164
Amounts due from subsidiaries	—	10,000
Prepayments and other current assets	135	11,616
Total current assets	3,019	21,780
Non-current assets:
Property, plant and equipment, net	7	5
Investment in subsidiaries	416,549	399,364
Other non-current assets	139	—
Total non-current assets	416,695	399,369
TOTAL ASSETS	419,714	421,149

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	13,919	16,464
Accrued expense and other current liabilities	2,821	4,424
Amounts due to related parties	—	2
Deferred tax liabilities	537	—
Warrant liabilities	440	839
Total current liabilities	17,717	21,729
Non-current liabilities:
Other non-current liabilities	129	—
Total non-current liabilities	129	—
Total liabilities	17,846	21,729
Shareholders’ equity:
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012, 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	516,967	517,133
Accumulated other comprehensive income	42,968	41,597
Accumulated deficit	(158,229)	(159,472)
Total shareholders’ equity	401,868	399,420
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	419,714	421,149

Schedule of condensed statements of comprehensive income

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating expenses:
General and administrative expenses	(12,016)	(18,247)	(7,324)
Total operating expenses	(12,016)	(18,247)	(7,324)
Operating loss	(12,016)	(18,247)	(7,324)
Equity in profits (losses) of subsidiaries	14,814	(27,395)	3,662
Interest income	555	66	3
Interest expense	(19)	(23)	(142)
Changes in fair value of warrant liabilities	365	951	(399)
Exchange (loss) gain	(403)	(580)	30
Gain from disposal of subsidiaries	—	—	3,726
Other income, net	446	375	293
Income (loss) before income tax expense	3,742	(44,853)	(151)
Income tax expense	—	(536)	(1,092)
Net income(loss)	3,742	(45,389)	(1,243)

Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	11,857	20,079	(1,404)
Defined benefit pension plans	—	(33)	33
Other comprehensive income (loss)	11,857	20,046	(1,371)
Comprehensive income (loss)	15,599	(25,343)	(2,614)

Schedule of condensed statements of cash flows

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cash flows used in operating activities	(10,157)	(8,740)	(3,651)
Cash flows (used in) provided by investing activities	(86,071)	(6,500)	931
Cash flows provided by financing activities	85,988	10,036	—
Net decrease in cash and cash equivalents	(10,240)	(5,204)	(2,720)
Cash and cash equivalents at the beginning of year	18,328	8,088	2,884
Cash and cash equivalents at the end of year	8,088	2,884	164

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																											0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2012 ABC	Dec. 31, 2012 Binglangjiang	Dec. 31, 2012 Liyuan	Dec. 31, 2012 Yingchuan	Dec. 31, 2012 Wuliting	Dec. 31, 2012 Jiulongshan	Dec. 31, 2012 CHC HK	Dec. 31, 2012 Wangkeng	Dec. 31, 2012 Banzhu	Dec. 31, 2012 Sunpower	Dec. 31, 2012 Shapulong	Dec. 31, 2012 Ruiyang	Dec. 31, 2012 Zhougongyuan	Dec. 31, 2012 Fujian Huabang	Dec. 31, 2012 Wuyue	Dec. 31, 2012 Husahe	Dec. 31, 2012 Hengda	Dec. 31, 2012 Xineng	Dec. 31, 2012 Xiaopengzu	Dec. 31, 2012 Jinling	Dec. 31, 2012 Jinlong	Dec. 31, 2012 Jintang	Dec. 31, 2012 Jinwei	Dec. 31, 2012 Dazhaihe	Jan. 25, 2010 Units	Jan. 25, 2010 Units ADS	Jan. 25, 2010 Units Warrant
Organization and principal activities
Issuance of units																												6,000,000
Number of ADS consisted in each unit																													1
Number of warrants consisted in each unit																														1
Unit price (in dollars per share)																												$ 16	$ 14.8	$ 1.2
Number of ordinary shares represented by each ADS	3	3	3																										3
Number of ordinary shares that can be purchased by warrant holder																														3
Exercise price of warrants (in dollars per share)																														$ 15
Aggregate gross proceeds yielded from IPO (in dollars)			$ 96,000																									$ 96,000
Number of hydroelectric entities acquired	0	1	6
Percentage of ownership				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	79.00%	100.00%	100.00%	100.00%	100.00%	100.00%	55.00%	74.00%	74.00%	100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Basis of presentation
Working capital deficiency	$ 81,024

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted price in active market for identical assets (Level 1)
Fair value measurement
Assets	$ 8	$ 807
Significant unobservable inputs (Level 3)
Fair value measurement
Liabilities	839	440
Money market funds in cash equivalent | Quoted price in active market for identical assets (Level 1)
Fair value measurement
Assets	8	807
Warrant liabilities | Significant unobservable inputs (Level 3)
Fair value measurement
Liabilities	$ 839	$ 440

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Restricted cash and cash equivalents	$ 0
Restricted cash
Restriction on cash collateral amount	5,171,000
Maximum maturity term of Notes receivable	6 months
Warrant liabilities
Reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs
Balance at the beginning of the period	440,000
Unrealized losses	399,000
Balance at the end of the period	$ 839,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (Nonrecurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Total loss
Fair value measurement
Assets	$ (22,978)
Construction in progress | Total loss
Fair value measurement
Assets	(11,590)
Construction in progress | Wuyue | Fair value
Fair value measurement
Assets	0
Construction in progress | Wuyue | Before fair value adjustment | Carrying amount
Fair value measurement
Assets	11,590
Goodwill | Fair value
Fair value measurement
Assets	135,651
Goodwill | Total loss
Fair value measurement
Assets	(11,388)
Goodwill | Before fair value adjustment | Carrying amount
Fair value measurement
Assets	147,039
Goodwill | Significant unobservable inputs (Level 3)
Fair value measurement
Assets	$ 135,651

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
Dec. 31, 2012
Dams and reservoirs | Minimum
Property, plant and equipment
Estimated useful lives	30 years
Dams and reservoirs | Maximum
Property, plant and equipment
Estimated useful lives	49 years
Buildings | Minimum
Property, plant and equipment
Estimated useful lives	8 years
Buildings | Maximum
Property, plant and equipment
Estimated useful lives	50 years
Machinery | Minimum
Property, plant and equipment
Estimated useful lives	1 year
Machinery | Maximum
Property, plant and equipment
Estimated useful lives	30 years
Transportation equipment | Minimum
Property, plant and equipment
Estimated useful lives	1 year
Transportation equipment | Maximum
Property, plant and equipment
Estimated useful lives	11 years
Electronic equipment and others | Minimum
Property, plant and equipment
Estimated useful lives	1 year
Electronic equipment and others | Maximum
Property, plant and equipment
Estimated useful lives	15 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and intangible assets
Goodwill impairment loss	$ 0	$ 11,388	$ 0
Development right | Binglangjiang
Goodwill and intangible assets
Estimated useful life for the intangible assets	30 years
Dam use right | Jinling
Goodwill and intangible assets
Estimated useful life for the intangible assets	40 years
Land use rights | PRC
Goodwill and intangible assets
Agreement term of land use rights	50 years
Land use rights | PRC | Minimum
Goodwill and intangible assets
Estimated useful life for the intangible assets	41 years
Land use rights | PRC | Maximum
Goodwill and intangible assets
Estimated useful life for the intangible assets	50 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets
Impairment loss on long-lived assets	$ 0	$ 11,590	$ 0
Customer deposits recognized as revenue	0	0
Revenue recognition
VAT on revenue earned	7,387	4,583	5,728
Leases
Capital leases	$ 0	$ 0	$ 0
Segment reporting
Number of operating segments	4
Number of reportable segments	4
Number of geographic segments	0
PRC
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%
Applicable rate of VAT for large hydroelectric power projects with a total installed capacity of over 50 megawatts (as a percent)	17.00%
Total installed capacity threshold of hydroelectric power projects for determination of value added tax rate (in megawatts)	50
PRC | Binglangjiang
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Liyuan
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Yingchuan
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Wuliting
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Yuheng
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Shapulong
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Ruiyang
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Yuanping
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Banzhu
Revenue recognition
Applicable rate of VAT for large hydroelectric power projects with a total installed capacity of over 50 megawatts (as a percent)	17.00%	17.00%	17.00%
PRC | Wangkeng
Revenue recognition
Applicable rate of VAT for large hydroelectric power projects with a total installed capacity of over 50 megawatts (as a percent)	17.00%	17.00%	17.00%
PRC | Jiulongshan
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Zhougongyuan
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Husahe
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Hengda
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Xineng
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Xiaopengzu
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Jinling
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Jinlong
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Jintang
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Jinwei
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%
PRC | Dazhaihe
Revenue recognition
Applicable rate of VAT for small hydroelectric power projects with a total installed capacity of 50 megawatts or less (as a percent)	6.00%	6.00%	6.00%

ACQUISITIONS (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Hengda	Dec. 31, 2010 2010 Acquisitions USD ($)	Dec. 31, 2010 Husahe USD ($)	Dec. 31, 2010 Husahe USD ($)	Dec. 31, 2012 Husahe item	Apr. 19, 2010 Husahe Yunnan Province USD ($)	Apr. 18, 2010 Husahe Fujian Huabang USD ($)	Apr. 18, 2010 Husahe Fujian Huabang CNY	Apr. 19, 2010 Husahe Binglangjiang USD ($)	Apr. 19, 2010 Husahe Binglangjiang CNY	Apr. 18, 2010 Husahe Binglangjiang USD ($)	Apr. 18, 2010 Husahe Binglangjiang CNY	Dec. 31, 2010 Hengda USD ($)	Dec. 31, 2012 Hengda item	Dec. 31, 2010 Hengda Yunnan Province USD ($)	Jun. 22, 2010 Hengda Yunnan Province USD ($)	Jun. 21, 2010 Hengda Fujian Huabang USD ($)	Jun. 21, 2010 Hengda Fujian Huabang CNY	Jun. 22, 2010 Hengda Fujian Huabang USD ($)	Jun. 22, 2010 Hengda Fujian Huabang CNY	Jun. 21, 2010 Hengda Banzhu USD ($)	Jun. 21, 2010 Hengda Banzhu CNY	Dec. 31, 2010 Xineng USD ($)	Dec. 31, 2010 Xineng USD ($)	Aug. 16, 2010 Xineng Yunnan Province USD ($)	Aug. 15, 2010 Xineng Fujian Huabang USD ($)	Aug. 15, 2010 Xineng Fujian Huabang CNY	Aug. 16, 2010 Xineng Fujian Huabang USD ($)	Aug. 16, 2010 Xineng Fujian Huabang CNY	Aug. 15, 2010 Xineng Hengda USD ($)	Aug. 15, 2010 Xineng Hengda CNY	Dec. 31, 2010 Xiaopengzu USD ($)	Dec. 31, 2010 Xiaopengzu USD ($)	Sep. 08, 2010 Xiaopengzu Yunnan Province USD ($)	Sep. 07, 2010 Xiaopengzu Fujian Huabang USD ($)	Sep. 07, 2010 Xiaopengzu Fujian Huabang CNY	Sep. 08, 2010 Xiaopengzu Fujian Huabang USD ($)	Sep. 08, 2010 Xiaopengzu Fujian Huabang CNY	Apr. 23, 2010 Xiaopengzu Fujian Huabang item	Sep. 07, 2010 Xiaopengzu Binglangjiang USD ($)	Sep. 07, 2010 Xiaopengzu Binglangjiang CNY	Sep. 07, 2010 Xiaopengzu Banzhu USD ($)	Sep. 07, 2010 Xiaopengzu Banzhu CNY	Sep. 07, 2010 Xiaopengzu Yingchuan USD ($)	Sep. 07, 2010 Xiaopengzu Yingchuan CNY	Sep. 07, 2010 Xiaopengzu Wangkeng USD ($)	Sep. 07, 2010 Xiaopengzu Wangkeng CNY	Sep. 07, 2010 Xiaopengzu Yuanping USD ($)	Sep. 07, 2010 Xiaopengzu Yuanping CNY	Dec. 31, 2010 Jinling USD ($)	Dec. 30, 2010 Jinling Fujian Province USD ($)	Dec. 30, 2010 Jinling Fujian Huabang USD ($)	Dec. 30, 2010 Jinling Fujian Huabang CNY	Dec. 30, 2010 Jinling Jinlong	Dec. 30, 2010 Jinling Jintang	Dec. 30, 2010 Jinling Jinwei	Mar. 23, 2013 Wuyue USD ($)	Mar. 23, 2013 Wuyue CNY	Oct. 22, 2009 Wuyue USD ($) MW	Oct. 22, 2009 Wuyue CNY MW	Dec. 31, 2010 Wuyue USD ($)	Dec. 31, 2011 Dazhaihe USD ($)	Dec. 31, 2011 Dazhaihe USD ($)	Dec. 31, 2010 Dazhaihe USD ($)	Apr. 10, 2011 Dazhaihe Yunnan Province USD ($)	Apr. 10, 2011 Dazhaihe Xiaopengzu USD ($)	Apr. 10, 2011 Dazhaihe Xiaopengzu CNY	Nov. 06, 2010 Dazhaihe Xiaopengzu item
ACQUISITIONS
Ownership interest (as a percent)			100.00%		100.00%	100.00%					100.00%	100.00%									100.00%	100.00%			100.00%	100.00%				100.00%	100.00%			100.00%	100.00%				100.00%	100.00%												100.00%		100.00%	100.00%	55.00%	74.00%	74.00%			79.00%	79.00%	79.00%	100.00%	100.00%			100.00%	100.00%
Number of shareholders entered into an equity transfer purchase agreement																																									8																													7
Cash purchase price, excluding additional payment for acquiring certain receivables											$ 15,528,000	106,000,000
Additional cash payment to acquire certain receivables											1,316,000	8,980,000
Amount of advance payment in cash as capital injection									8,350,000	57,000,000			7,471,000	51,000,000					10,962,000	74,521,000			166,000	1,130,000				2,003,000	13,630,000			901,000	6,134,000				6,259,000	42,500,000				1,914,000	13,000,000	957,000	6,500,000	1,473,000	10,000,000	2,945,000	20,000,000	147,000	1,000,000								4,771,000	32,500,000
Number of hydroelectric stations operated							3									2
Number of megawatts of hydropower project that subsidiary holds a right to develop																																																													1,000	1,000
First installment of capital injection																																																													4,771,000	32,500,000
Additional cash as capital injection																																																													19,629,000	130,000,000
Period within which the entity is obligated to pay additional cash of capital injection after obtaining the certificate of approval																																																													2 years	2 years
Estimated fair value of the assets acquired and liabilities assumed at the date of acquisition
Cash purchase price											16,844,000										9,562,000									4,591,000									22,089,000															11,333,000	75,060,000													9,019,000
Total purchase consideration											16,844,000	114,980,000									9,562,000	65,000,000								4,591,000	31,250,000								22,089,000	150,000,000														11,333,000														9,019,000	59,000,000
Cash and Bank											7,478,000										1,000																		2,350,000															26,000														59,000
Property, plant and equipment, net											14,089,000										38,653,000									19,847,000									45,592,000															78,953,000														11,540,000
Intangible assets																					342,000									124,000																								1,759,000
Other assets											9,958,000										407,000									255,000									569,000															1,665,000														555,000
Goodwill								1,826,000			1,826,000							428,000			428,000						1,004,000			1,004,000						12,398,000			12,398,000														9,341,000	9,341,000													6,646,000	6,646,000
Deferred tax assets- non-current																																																						474,000
Total assets acquired											33,351,000										39,831,000									21,230,000									60,909,000															92,218,000														18,800,000
Short-term loans																																																						(9,286,000)
Current portion of long-term loans																					(3,015,000)									(73,000)									(1,878,000)															(5,964,000)
Other liabilities											(15,998,000)										(12,598,000)									(3,231,000)									(16,420,000)															(41,549,000)														(9,303,000)
Long-term loans																					(14,269,000)									(13,149,000)									(20,210,000)															(16,081,000)
Deferred tax liabilities-non-current											(509,000)										(387,000)									(186,000)									(312,000)															(4,274,000)														(478,000)
Total liabilities assumed											(16,507,000)										(30,269,000)									(16,639,000)									(38,820,000)															(77,154,000)														(9,781,000)
Non-controlling interest																																																						(3,731,000)
Net assets acquired	1,825,000	11,333,000									16,844,000										9,562,000									4,591,000									22,089,000															11,333,000														9,019,000
Goodwill expected to be deductible for tax purposes								0										0									0									0																	0														0
Acquisition-related costs						54,000											169,000									104,000									27,000																	51,000													28,000
Revenue					1,698,000										1,497,000										556,000									876,000																													0	831,000
Net profit/(loss)					706,000										(58,000)										(80,000)									(202,000)																													0	(717,000)
Unaudited pro forma consolidated financial information
Revenues				69,580,000																																																													54,960,000	59,125,000
Profit (loss) before income taxes				(9,575,000)																																																													(53,730,000)	2,824,000
Net loss attributable to ordinary shareholders				$ (7,653,000)																																																													$ (45,638,000)	$ (12,322,000)
Basic and diluted loss per share (in dollars per share)				$ (0.05)																																																													$ (0.29)	$ (0.09)

ACQUISITIONS (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Wangkeng USD ($)	Dec. 31, 2010 Wangkeng USD ($)	Jan. 14, 2011 Wangkeng Fujian Huabang USD ($)	Jan. 14, 2011 Wangkeng Fujian Huabang CNY	Dec. 31, 2010 Wangkeng Fujian Huabang
ACQUISITIONS
Ownership interest (as a percent)								10.00%
Purchase consideration						$ 5,939	38,967
Carrying amount of noncontrolling interest before changes in the entity's ownership interest						1,032	6,777
Effects of changes in the entity's ownership interest
Net income (loss) attributable to the entity	(1,243)	(45,389)	3,742	(45,389)	3,742
Decrease in the company's paid-in capital for purchase of 10% of equity interest in Wangkeng				(4,907)
Net transfers to noncontrolling interest				(4,907)
Change from net income (loss) attributable to the entity and transfers to noncontrolling interest				$ (50,296)	$ 3,742

ACCOUNTS RECEIVABLE (Details)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Maximum credit term of accounts receivable	60 days

PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 18, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng CNY	Dec. 31, 2012 Jinling and its subsidiaries USD ($)	Dec. 31, 2011 Jinling and its subsidiaries USD ($)	Dec. 31, 2012 Wangkeng and Hengda USD ($)	Dec. 31, 2011 Wangkeng and Hengda USD ($)	Dec. 31, 2012 Wangkeng USD ($)	Dec. 31, 2011 Wangkeng USD ($)	Dec. 31, 2012 Hengda USD ($)	Dec. 31, 2011 Hengda USD ($)	Dec. 31, 2012 Banzhu USD ($)	Dec. 31, 2011 Banzhu USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances for construction projects	$ 78	$ 88
Acquisition deposits	716	714							477	476	239	238
Amounts due from original shareholders of acquired subsidiaries	1,297	1,244			794	487							503	502
Consideration receivable from disposal of a subsidiary	11,534
Others	2,085	1,667
Prepayments and other current assets, gross	15,710	3,713
Less: Provision for impairment allowance	(1,560)	(714)			(794)		(716)	(714)
Total	14,150	2,999
PREPAYMENTS AND OTHER CURRENT ASSETS
Acquisition deposits	716	714							477	476	239	238
Amounts due from original shareholders of acquired subsidiaries	1,297	1,244			794	487							503	502
Provision for impairment allowance (in dollars)	1,560	714			794		716	714
Ownership interest percentage held in discontinued operations			100.00%	100.00%
Total consideration in cash			$ 21,269	134,000

DISCONTINUED OPERATIONS (Details) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Yuanping USD ($)	Mar. 02, 2012 Yuanping USD ($)	Dec. 31, 2011 Yuanping USD ($)	Dec. 03, 2011 Yuanping USD ($)	Dec. 03, 2011 Yuanping CNY	Dec. 31, 2011 Yuanping Assets classified as held-for-sale, current USD ($)	Dec. 31, 2011 Yuanping Liabilities directly associated with the assets classified as held-for-sale, current USD ($)	Dec. 03, 2011 Yuanping PRC item	Dec. 31, 2012 Yuheng USD ($)	Oct. 31, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng CNY	Dec. 31, 2011 Yuheng USD ($)	Oct. 18, 2012 Yuheng PRC item
Discontinued operations
Ownership interest percentage held in discontinued operations							100.00%	100.00%						100.00%	100.00%
Total consideration in cash							$ 11,276	71,050						$ 21,269	134,000
Number of businesses operated											1						1
Right to use water generated by dam assigned (as a percent)							36.48%	36.48%
Assets of disposal group classified as held-for-sale
Cash and cash equivalents					56	11			11				472			33
Property, plant and equipment, net					17,304	17,376			17,376				18,509			19,004
Goodwill					3,219	3,214			3,214				23,448			23,445
Other intangible assets					617	587			587				1,916			1,966
Deferred tax assets					259	259			259				174			333
Other current assets					328	246			246				241			651
Total					21,783	21,693			21,693				44,760			45,432
Liabilities directly associated with the assets classified as held-for-sale
Long-term loans					10,489	10,475				10,475			7,301			8,729
Deferred tax liabilities, non-current				136	827	815				815			2,046			1,818
Current portion of long-term loans					477	476				476			14,920			15,553
Accrued expenses and other current liabilities					163	154				154			2,256			1,402
Other non-current liabilities													33
Total					11,956	11,920				11,920			26,556			27,502
Results of discontinued operations
Revenues	4,661	4,737	8,495
Cost of revenues	(1,131)	(2,098)	(2,192)
General and administrative expenses	(176)	(226)	(274)
Interest income	2	2	393
Interest expense	(1,634)	(2,580)	(1,997)
Other (loss) income, net	3,543	(16)	(38)
Income tax expense	(1,358)	(101)	(152)
Net income (loss) from discontinued operations	3,907	(282)	4,235
Gain on disposal from disposition	$ 2,767			$ 1,819								$ 1,907

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, net
Less: Accumulated depreciation	$ (74,852)	$ (55,237)
Property, plant and equipment, net excluding construction in progress	548,371	579,774
Total	548,511	580,964
Dams and reservoirs
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	339,123	343,851
Buildings
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	124,154	128,448
Machinery
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	153,837	156,685
Transportation equipment
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	1,865	1,840
Electronic equipment and others
Property, plant and equipment, net
Property, plant and equipment, gross, excluding construction in progress	4,244	4,187
Construction in progress, net
Property, plant and equipment, net
Construction in progress, net	$ 140	$ 1,190	$ 10,866

PROPERTY, PLANT AND EQUIPMENT, NET (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in construction in progress, net of impairment charge
Impairment of construction in progress	$ 0	$ 11,590	$ 0
Interest costs from continuing operations qualifying for capitalization	0	10	0
Wuyue
Changes in construction in progress, net of impairment charge
Percentage of ownership in subsidiary	79.00%
Wuyue | PRC
Changes in construction in progress, net of impairment charge
Number of megawatts of hydropower project that subsidiary holds a right to develop	1,000
Construction in progress, net
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	1,190	10,866
Addition to construction in progress	5,523	6,277
Transfer from property, plant and equipment	623
Transfer to property, plant and equipment	(7,198)	(4,663)
Impairment of construction in progress		(11,590)
Foreign currency translation adjustment	2	300
Balance at the end of the period	140	1,190
Construction in progress, net | Jiulongshan
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		33
Addition to construction in progress		34
Transfer to property, plant and equipment		(55)
Foreign currency translation adjustment		1
Balance at the end of the period	13	13
Construction in progress, net | Liyuan
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	1,158
Addition to construction in progress	1,350	1,129
Transfer to property, plant and equipment	(2,416)
Foreign currency translation adjustment	2	29
Balance at the end of the period	94	1,158
Construction in progress, net | Binglangjiang
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	1	268
Addition to construction in progress		1,384
Transfer to property, plant and equipment	(1)	(1,658)
Foreign currency translation adjustment		7
Balance at the end of the period		1
Construction in progress, net | Wuyue
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		10,520
Addition to construction in progress		808
Impairment of construction in progress		(11,590)
Foreign currency translation adjustment		262
Construction in progress, net | Wuliting
Changes in construction in progress, net of impairment charge
Addition to construction in progress	1,316
Transfer to property, plant and equipment	(1,316)
Construction in progress, net | Yingchuan
Changes in construction in progress, net of impairment charge
Balance at the end of the period	9	9	9
Construction in progress, net | Xineng
Changes in construction in progress, net of impairment charge
Addition to construction in progress	278
Transfer from property, plant and equipment	610
Transfer to property, plant and equipment	(888)
Construction in progress, net | Hengda
Changes in construction in progress, net of impairment charge
Addition to construction in progress	11
Transfer to property, plant and equipment	(11)
Construction in progress, net | Ruiyang
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period	9
Addition to construction in progress	1,091
Transfer to property, plant and equipment	(1,076)
Balance at the end of the period	24		9
Construction in progress, net | Zhougongyuan
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		19
Addition to construction in progress	1,429	2,922
Transfer to property, plant and equipment	(1,429)	(2,942)
Foreign currency translation adjustment		1
Construction in progress, net | Jinling
Changes in construction in progress, net of impairment charge
Balance at the beginning of the period		8
Transfer to property, plant and equipment		(8)
Construction in progress, net | Dazhaihe
Changes in construction in progress, net of impairment charge
Addition to construction in progress	48
Transfer from property, plant and equipment	13
Transfer to property, plant and equipment	$ (61)

PROPERTY, PLANT AND EQUIPMENT, NET (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Foreign currency translation adjustment included in accumulated depreciation	$ 157	$ 2,164
Property, plant and equipment, net
Depreciation expenses	(22,407)	(21,984)	(15,834)
Continuing operations
Property, plant and equipment, net
Depreciation expenses	(21,747)	(20,763)	(14,645)
Cost of revenues | Continuing operations
Property, plant and equipment, net
Depreciation expenses	(21,402)	(20,466)	(14,419)
General and administrative expenses | Continuing operations
Property, plant and equipment, net
Depreciation expenses	$ (345)	$ (297)	$ (226)

INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets
Amortization expenses	$ (199)	$ (213)	$ (161)
Continuing operations | Cost of revenues
Intangible assets
Amortization expenses	(45)	(45)
Continuing operations | General and administrative expenses
Intangible assets
Amortization expenses	(120)	(116)	(111)
Intangible assets, excluding land use rights
Intangible assets
Gross Carrying Value	4,668	5,693
Accumulated Amortization	(719)	(683)
Foreign Currency Translation Adjustment	711	778
Total	4,660	5,788
Intangible assets, excluding land use rights | Continuing operations
Intangible assets
Amortization expenses	(165)	(161)	(111)
Yuheng | Water use right
Intangible assets
Estimated useful life	30 years
Gross Carrying Value		1,025
Accumulated Amortization		(129)
Foreign Currency Translation Adjustment		78
Total		974
Binglangjiang | Development right
Intangible assets
Estimated useful life	30 years
Gross Carrying Value	2,909	2,909
Accumulated Amortization	(629)	(509)
Foreign Currency Translation Adjustment	619	611
Total	2,899	3,011
Yuanping | Water use right
Intangible assets
Estimated useful life	40 years
Assets classified as assets held-for-sale		562
Gross Carrying Value	563
Dongguan hydropower project of Jinling | Dam use right
Intangible assets
Estimated useful life	40 years
Gross Carrying Value	1,759	1,759
Accumulated Amortization	(90)	(45)
Foreign Currency Translation Adjustment	92	89
Total	$ 1,761	$ 1,803

INTANGIBLE ASSETS (Details 2) (Intangible assets, excluding land use rights, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible assets, excluding land use rights
Estimated annual amortization expenses
2013	$ 165
2014	165
2015	165
2016	165
2017	$ 165

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
GOODWILL
Goodwill	$ 112,481	$ 135,651	$ 136,635
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	135,651	136,635
Goodwill acquired during the year		6,646
Reclassified to assets held-for-sale		(3,214)
Foreign currency translation adjustment	278	6,972
Impairment of goodwill	0	(11,388)	0
Disposal of subsidiaries	(23,448)
Balance at the end of the period	112,481	135,651	136,635
Gross carrying value	124,189	147,330
Less: Accumulated impairment loss	(11,708)	(11,679)
Net carrying value	112,481	135,651	136,635
Number of subsidiaries disposed	2
Amount of goodwill derecognized on disposal date	23,448
Yuheng
Changes in the carrying amount of goodwill by operating and reportable segments
Disposal of subsidiaries	(23,448)
Amount of goodwill derecognized on disposal date	23,448
Yuanping
Changes in the carrying amount of goodwill by operating and reportable segments
Disposal of subsidiaries	(3,219)
Amount of goodwill derecognized on disposal date	3,219
Yunnan Province
GOODWILL
Goodwill	21,597	21,544
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	21,544	19,036
Goodwill acquired during the year		6,646
Foreign currency translation adjustment	53	1,122
Impairment of goodwill		(5,260)
Balance at the end of the period	21,597	21,544
Net carrying value	21,597	21,544
Fujian Province
GOODWILL
Goodwill	47,431	70,760
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	70,760	76,358
Reclassified to assets held-for-sale		(3,214)
Foreign currency translation adjustment	119	3,744
Impairment of goodwill		(6,128)
Balance at the end of the period	47,431	70,760
Net carrying value	47,431	70,760
Zhejiang Province
GOODWILL
Goodwill	43,453	43,347
Changes in the carrying amount of goodwill by operating and reportable segments
Balance at the beginning of the period	43,347	41,241
Foreign currency translation adjustment	106	2,106
Balance at the end of the period	43,453	43,347
Net carrying value	$ 43,453	$ 43,347

LAND USE RIGHTS (Details) (Land use rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Land use rights
Land use rights
Land use right	$ 47,521	$ 48,500
Less: Accumulated amortization	(4,614)	(3,528)
Foreign currency translation adjustment	5,733	5,694
Total	48,640	50,666
Estimated annual amortization expenses
2013	1,156
2014	1,156
2015	1,156
2016	1,156
2017	$ 1,156

OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 09, 2012 Liyuan	Aug. 09, 2012 Liyuan Minimum	Aug. 09, 2012 Liyuan Maximum
OTHER NON-CURRENT ASSETS
Long-term prepaid debt insurance cost	$ 315	$ 591
Long-term prepaid rental expenses	118	270
Long-term prepaid compensation cost	337	90
Deposit for financing arrangement	859
Unamortized service fee	187
Long-term prepaid guarantee fee	197
Total	2,013	951
Other Non-Current Assets
Cash consideration for sale of certain power generating assets			7,151
Term of sale and leaseback			3 years
Monthly lease payment			219
Implicit interest rate on the lease payments (as a percent)			6.50%
Basis spread on variable rate (as a percent)			0.35%
Variable rate basis			Benchmark interest rate announced by the People's Bank of China
Term of loan for basis spread on variable rate				1 year	3 years
Nonrefundable service fee paid			354
Refundable deposit amount paid to IEL			$ 858

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll expenses	$ 3,445	$ 2,583
Retainage due to contractors	199	2,283
Purchase consideration payable		4,752
Employee termination costs	1,750
Guarantee deposits from original shareholders of acquired subsidiaries	1,358	4,265
Income tax payable	5,406	1,425
Other taxes payable	2,326	1,989
Amounts due to original shareholders of acquired subsidiaries	1,345	22,942
Unrecognized tax benefits (Note 13)		4,344
Accrued interests on unrecognized tax benefits		1,036
Accrued water resource fee	1,496	1,417
Loans from third parties	13,627	14,483
Interest payable	1,260	1,056
Accrued dam and reservoirs repair fee	1,424	3,835
Reservoir maintenance fund	1,905	1,398
Advance from customers	1,014	124
Deposits from third parties	716	1,905
Accrued audit fee	650	937
Other liabilities	5,904	4,228
Total	$ 43,825	$ 75,002

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 John Kuhns	Dec. 31, 2012 Mary Fellows	Dec. 31, 2011 Xiaopengzu	Dec. 31, 2011 Ruiyang	Dec. 31, 2011 Wuliting	Dec. 31, 2011 Wuliting Maximum	Dec. 31, 2011 Dazhaihe, Wangkeng, and Wuliting	Dec. 31, 2011 Wangkeng Maximum	Dec. 31, 2012 Yingchuan	Dec. 31, 2011 Yingchuan Maximum	Dec. 31, 2012 Jinling	Dec. 31, 2011 Jinling	Dec. 31, 2012 Jinling 24% loan from non-financial institutions	Dec. 31, 2012 Jinling 18% loan from non-financial institutions	Dec. 31, 2012 Jinling 32% loan from non-financial institutions	Dec. 31, 2011 Jinling Maximum	Dec. 31, 2012 Jinlong	Dec. 31, 2011 Jinlong	Dec. 31, 2011 Jinlong Maximum	Dec. 31, 2011 Jiulongshan	Dec. 31, 2012 Hengda	Dec. 31, 2012 Binglangjiang	Dec. 31, 2012 Dazhaihe, Hengda, Xineng and Banzhu
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Purchase consideration payable		$ 4,752			$ 1,825	$ 18	$ 2,909
Aggregate termination benefits payable	3,445	2,583	1,250	500
Period over which the company shall pay aggregate termination benefits			24 months	24 months
Period from furnishing of final documentation for refund of deposits								10 days		10 days		10 days
Period from acquisition for providing documentation by the original shareholders								1 year		1 year		1 year
Guarantee deposits from original shareholders of acquired subsidiaries	1,358	4,265									87		1,271
Amounts due to original shareholders of Dazhaihe, Wangkeng, and Wuliting for their entitlement to net working capital surplus									2,785
Amounts due to original shareholders of acquired subsidiaries for borrowings before acquisition date														18,735											1,271
Weighted average interest rate (as a percent)														7.33%
Loans from third parties	$ 13,627	$ 14,483			$ 3,174		$ 3,174						$ 9,139	$ 3,483	$ 32	$ 2,743	$ 6,364		$ 4,121	$ 1,478		$ 3,174	$ 240	$ 127
Annual interest rate on short-term loans (as a percent)					21.60%		21.60%						18.00%	18.55%	24.00%	18.00%	32.00%			18.00%		21.60%
Repayment term of loans																		1 year			1 year

INCOME TAX EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expenses
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income (loss) before income tax expense	$ 1,395,000	$ (53,481,000)	$ 2,958,000
Components of income tax expenses
Current income tax expenses	7,013,000	2,113,000	3,846,000
Deferred income tax benefit	(562,000)	(586,000)	(638,000)
Income tax expenses	6,451,000	1,527,000	3,208,000
Reconciliation of the effective income tax provisions to the amount computed by applying the statutory tax rate to (loss) income before income taxes
Taxation at PRC statutory tax rate of 25%	349,000	(13,370,000)	739,000
Effect of non-PRC entities not subject to income tax	2,161,000	4,564,000	3,083,000
Effect of tax holiday	(466,000)		(301,000)
Effect of preferential tax rate	(14,000)	(248,000)	(210,000)
Current and deferred tax rate differential	1,167,000	1,015,000
Deemed interest income	276,000	1,010,000	695,000
Non-deductible expenses	3,041,000	4,337,000	565,000
Change in valuation allowance	575,000	3,818,000	(1,363,000)
Impact of changes in enacted tax rates		(325,000)
Prior year tax audit adjustment		190,000
PRC withholding tax on the outside basis difference of the discontinued operations		136,000
Provision for (reversal of) PRC dividend withholding tax	(296,000)	400,000
Effect of changes in the tax basis of property, plant and equipment	(225,000)
Reduction to unrecognized tax benefits due to lapse of statute of limitations	(117,000)
Income tax expenses	6,451,000	1,527,000	3,208,000
Effective Tax Rate (as a percent)	462.44%	(2.86%)	108.45%
Effect of tax holidays on basic and diluted loss per share
Aggregate amount	466,000		301,000
Basic and diluted (in dollars per share)	$ 0.003		$ 0.002
Reconciliation of accrued unrecognized tax benefits
Balance at the beginning of the period	6,093,000	3,743,000	2,329,000
Additions for tax positions taken in the current period	396,000	459,000	88,000
Reclassified from income tax payable for tax positions of prior years	1,138,000	2,336,000	973,000
Addition for tax positions from newly acquired entities			382,000
Reduction for tax positions of prior years	(171,000)	(87,000)	(122,000)
Lapse of statute of limitations	(117,000)
Reclassified to liabilities directly associated with the assets classified as held-for-sale or disposal of discontinued operations	(1,276,000)	(618,000)
Foreign currency translation	14,000	260,000	93,000
Balance at the end of the period	6,077,000	6,093,000	3,743,000
Unrecognized tax benefits, which if recognized, would affect the effective tax rate	4,159,000	4,998,000
Portion of unrecognized tax benefits presented on a net basis as deferred tax asset related to net operating loss	986,000	1,749,000
Interest on unrecognized tax benefits recognized in interest expense	576,000	457,000	200,000
Unrecognized tax benefits was included in accrured expense, other current liabilities and other non-current liabilities	5,091,000	4,344,000
Accrued interests on unrecognized tax benefits	1,583,000	1,036,000
Penalty recognized in relation to unrecognized tax benefits	0
PRC
Income tax expenses
Income tax rate (as a percent)	25.00%
Income tax exemption period	2 years
Income tax rate reduction period	3 years
Percentage of tax reduction	50.00%
Income (loss) before income tax expense	10,037,000	(35,229,000)	15,292,000
PRC | From 2010 to 2020 | Binglangjiang
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2010 to 2020 | Husahe
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2010 to 2011 | Liyuan
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2010 to 2011 | Hengda
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2012 to 2020 | Liyuan
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2012 to 2020 | Hengda
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2011 to 2013 | Xineng
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2011 to 2013 | Xiaopengzu
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2014 to 2020 | Xineng
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2014 to 2020 | Xiaopengzu
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2014 to 2020 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | In 2011 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2012 to 2013 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	12.50%
PRC | From 2010 to 2012 | Banzhu
Income tax expenses
Preferential income tax rate (as a percent)	12.50%
Cayman Islands
Income tax expenses
Income (loss) before income tax expense	(7,962,000)	(17,593,000)	(11,072,000)
Hong Kong
Income tax expenses
Tax rate (as a percent)	16.50%
Withholding tax	0
Income (loss) before income tax expense	$ (680,000)	$ (659,000)	$ (1,262,000)

DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets-current
Allowance for uncollectible other receivables	$ 747	$ 533
Accrued water resource fee	332	277
Accrued expenses	706	517
Other payable	622	1,076
Deferred tax assets-current	2,407	2,403
Valuation allowance	(748)	(604)
Net deferred tax assets-current	1,659	1,799
Deferred tax liabilities-current
Outside basis difference of discontinued operations (Note 6)		(136)
PRC dividend withholding tax		(400)
Deferred tax liabilities-current		(536)
Deferred tax assets-non-current
Net operating loss carryforwards	1,746	2,056
Depreciation of property, plant and equipment	812	505
Provision for impairment allowance	3,481	3,472
Others	10	11
Deferred tax assets-non-current	6,049	6,044
Valuation allowance	(4,720)	(4,277)
Net deferred tax asset-non-current	1,329	1,767
Deferred tax liabilities-non-current
Fair value step-up of property, plant and equipment	(23,279)	(25,246)
Unfavorable contract obligation-electricity supply contract		9
Fair value step-up of intangible assets	(1,066)	(1,326)
Deferred tax liabilities-non-current	(24,345)	(26,563)
Income tax expenses
Change in valuation allowance	575	3,818	(1,363)
Undistributed earnings of foreign subsidiaries	29,260	19,245
PRC withholding tax rate (as a percent)	10.00%
Unrecognized deferred tax liabilities for foreign subsidiaries undistributed earnings	2,926	1,925
Foreign currency translation adjustment on valuation allowance recognized in accumulated other comprehensive income	12	69	54
Yuheng
Income tax expenses
Derecognition of deferred tax assets due to disposal of subsidiary	333
Derecognition of deferred tax liabilities due to disposal of subsidiary	$ 1,818

DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Income taxes
Net operating loss carry-forward	$ 13,830
2013
Income taxes
Net operating loss carry-forward	170
2014
Income taxes
Net operating loss carry-forward	1,160
2015
Income taxes
Net operating loss carry-forward	1,883
2016
Income taxes
Net operating loss carry-forward	6,396
2017
Income taxes
Net operating loss carry-forward	$ 4,221

BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowings
Short-term loans	$ 21,676	$ 20,881
Long-term, Current portion	35,537	51,651
Long-term, Non-current portion	212,970	215,382
Total borrowings	270,183	287,914
Long-term loans	248,507	267,033
Benchmark rate used for long-term loans	People's Bank of China	People's Bank of China
Weighted average interest rate on the long-term loans (as a percent)	6.96%	7.00%
Long-term loans guarantee by the third parties	28,256	30,552
Long-term loans secured by a pledge of property, plant, and equipment	237,752	251,639
Long-term loans secured by a pledge of proceeds from future electricity sales	171,740	115,978
Maturities of long-term loans
2013	35,537
2014	37,274
2015	30,120
2016	30,082
2017	28,438
Thereafter	87,056
Total	248,507	267,033
Property, plant and equipment
Borrowings
Value of pledged property, plant and equipment	564,563	569,006
Guangsha Construction Group Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	10,119	14,284
Fujian Taiyu Investment (Group) Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	7,159
Shaowu City Jinling Power Generation Co., Ltd. and Nanping City Xingshui Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	4,455	5,079
Fujian Taiyu Investment (Group) Co., Ltd., Shaowu City Jinling Power Generation Co., Ltd. and Xiamen Youen Hydropower Development Co., Ltd.
Borrowings
Long-term loans guarantee by the third parties	6,523	11,189
Wuliting
Borrowings
Long-term loans secured by a pledge of equity interest	20,683
Liyuan
Borrowings
Long-term loans secured by a pledge of equity interest	6,431
Secured
Borrowings
Short-term loans	21,676	20,087
Long-term, Current portion	35,537	51,651
Long-term, Non-current portion	212,970	215,382
Secured | Jinling
Borrowings
Short-term loans	5,823	9,141
Secured | Jinling | Agricultural Bank of China | Property, plant and equipment
Borrowings
Short-term loans	3,437	7,554
Secured | Jinling | Agricultural Bank of China | Wangkeng
Borrowings
Short-term loans	2,386
Secured | Jinling | Agricultural Bank of China | Minimum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)	7.80%	5.84%
Secured | Jinling | Agricultural Bank of China | Minimum | Wangkeng
Borrowings
Annual interest rate on short-term loans (as a percent)	7.20%
Secured | Jinling | Agricultural Bank of China | Maximum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)	8.53%	7.87%
Secured | Jinling | Agricultural Bank of China | Maximum | Wangkeng
Borrowings
Annual interest rate on short-term loans (as a percent)	7.80%
Secured | Jinling | China Construction Bank | Fujian Taiyu Investment (Group) Co., Ltd.
Borrowings
Short-term loans		1,587
Annual interest rate on short-term loans (as a percent)		6.12%
Secured | Jinlong | Rural Credit Cooperative Shaowu Jiefang Branch | Property, plant and equipment
Borrowings
Short-term loans		1,111
Annual interest rate on short-term loans (as a percent)		14.43%
Secured | Yingchuan | Shanghai Pudong Development Bank | Wuliting
Borrowings
Short-term loans	795	1,587
Annual interest rate on short-term loans (as a percent)	9.60%	10.50%
Secured | Ruiyang
Borrowings
Short-term loans	4,773
Secured | Ruiyang | Shanghai Pudong Development Bank | Yingchuan | Property, plant and equipment of Zhougongyuan
Borrowings
Short-term loans	1,591
Annual interest rate on short-term loans (as a percent)	15.00%
Secured | Ruiyang | Shanghai Pudong Development Bank | Wuliting
Borrowings
Short-term loans		5,555
Secured | Ruiyang | Shanghai Pudong Development Bank | Wuliting | Property, plant and equipment of Jiulongshan
Borrowings
Short-term loans	3,182
Annual interest rate on short-term loans (as a percent)	18.00%
Secured | Ruiyang | Shanghai Pudong Development Bank | Minimum | Wuliting
Borrowings
Annual interest rate on short-term loans (as a percent)		10.50%
Secured | Ruiyang | Shanghai Pudong Development Bank | Maximum | Wuliting
Borrowings
Annual interest rate on short-term loans (as a percent)		18.00%
Secured | Binglangjiang
Borrowings
Short-term loans		2,693
Secured | Binglangjiang | Agricultural Bank of China | Property, plant and equipment
Borrowings
Short-term loans		1,587
Secured | Binglangjiang | Agricultural Bank of China | Minimum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)		6.63%
Secured | Binglangjiang | Agricultural Bank of China | Maximum | Property, plant and equipment
Borrowings
Annual interest rate on short-term loans (as a percent)		6.89%
Secured | Binglangjiang | China Construction Bank | Proceeds from future electricity sales
Borrowings
Short-term loans	1,101	1,106
Annual interest rate on short-term loans (as a percent)	7.00%
Secured | Binglangjiang | China Construction Bank | Minimum | Proceeds from future electricity sales
Borrowings
Annual interest rate on short-term loans (as a percent)		6.73%
Secured | Binglangjiang | China Construction Bank | Maximum | Proceeds from future electricity sales
Borrowings
Annual interest rate on short-term loans (as a percent)		7.63%
Secured | Zhougongyuan | Shanghai Pudong Development Bank | Certificate of deposit
Borrowings
Short-term loans	2,243
Annual interest rate on short-term loans (as a percent)	5.40%
Secured | Hengda | Agricultural Bank of China | Note receivable
Borrowings
Short-term loans	623
Annual interest rate on short-term loans (as a percent)	6.29%
Face amount of notes receivable	636
Secured | Wangkeng | Industrial bank of Fujian | Yuanping
Borrowings
Short-term loans	3,818
Annual interest rate on short-term loans (as a percent)	8.70%
Secured | CHC HK | Agricultural Bank of China | Certificate of deposit of Fujian Huabang
Borrowings
Short-term loans	2,500
Annual interest rate on short-term loans (as a percent)	4.64%
Unsecured
Borrowings
Short-term loans		794
Unsecured | Wuliting | Shanghai Pudong Development Bank | Yingchuan
Borrowings
Short-term loans		$ 794
Annual interest rate on short-term loans (as a percent)		9.76%

OTHER NON-CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-CURRENT LIABILITIES
Unrecognized tax benefits (Note 13)	$ 5,091
Accrued interests on unrecognized tax benefits (Note 13)	1,583
Government grant	100	103
Defined benefit plan obligation		129
Others	6	5
Total	6,780	237
Other non-current liabilities
Deferred government grant	100	103
Net defined benefit obligation		129
Unrecognized tax benefits and related interests	6,674
Banzhu
OTHER NON-CURRENT LIABILITIES
Government grant	100	103
Other non-current liabilities
Deferred government grant	100	103
Government grant recognized	$ 3	$ 3	$ 6

CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $)	0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Jan. 25, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008 Series A and Series B Preferred Shares	Jan. 25, 2010 Series A Preferred Shares	Jan. 25, 2010 Series A Preferred Shares	Dec. 31, 2008 Series A Preferred Shares	Jan. 25, 2010 Series B Preferred Shares	Jan. 25, 2010 Series B Preferred Shares	Dec. 31, 2008 Series B Preferred Shares	Jan. 25, 2010 Series C Preferred Shares	Jan. 25, 2010 Series C Preferred Shares	Dec. 31, 2009 Series C Preferred Shares	Jan. 25, 2010 Ordinary shares
Convertible redeemable preferred shares
Shares issued								150,025			129,000			20,000
Aggregate purchase price of shares issued		$ 65,101,000			$ 279,025,000									$ 20,000,000
Preferred shares authorized			6,000,000	6,000,000
Preferred shares par value (in dollars per share)			$ 0.001	$ 0.001
Preferred shares issued			0	0
Preferred shares outstanding			0	0
Purchase price (in dollars per share)								$ 1,000			$ 1,000			$ 1,000	$ 4.93
Initial carrying amount of preferred shares								150,025,000			129,000,000			20,000,000
Issuance costs								10,569,000			4,134,000			1,872,000
Cash dividend declared							0			0			0
Cumulative dividends on series A preferred shares		1,989,000					1,989,000
Cumulative dividends on series B preferred shares		1,412,000								1,412,000
Cumulative dividends on series C preferred shares		162,000											162,000
Adjusted conversion price of preferred shares as a percentage of the IPO price						60.00%	60.00%		60.00%	60.00%		70.00%	70.00%
Conversion of series A convertible redeemable preferred shares and accrued cumulative dividends into ordinary shares		186,529,000				186,530,000
Conversion of series B convertible redeemable preferred shares and accrued cumulative dividends into ordinary shares		150,355,000							150,355,000
Conversion of series C convertible redeemable preferred shares and accrued cumulative dividends into ordinary shares		20,518,000										20,518,000
Conversion of series A convertible redeemable preferred shares into ordinary shares	63,016,780														63,016,780
Conversion of series B convertible redeemable preferred shares into ordinary shares	50,795,457														50,795,457
Conversion of series C convertible redeemable preferred shares into ordinary shares	5,941,613														5,941,613
Adjusted conversion price (in dollars per share)						$ 2.96	$ 2.96		$ 2.96	$ 2.96		$ 3.45	$ 3.45
Contingent beneficial conversion feature on series A convertible redeemable preferred shares		6,990,000				6,990,000
Contingent beneficial conversion feature on series B convertible redeemable preferred shares		5,040,000							5,040,000
Contingent beneficial conversion feature on series C convertible redeemable preferred shares		222,000										222,000
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares		6,990,000				6,990,000
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares		5,040,000							5,040,000
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares		$ 222,000										$ 222,000

WARRANTS (Details) (USD $)	12 Months Ended					0 Months Ended		0 Months Ended		0 Months Ended					0 Months Ended		12 Months Ended			0 Months Ended					0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2010 Ordinary shares	Dec. 31, 2008 Series A Preferred Shares	Jan. 25, 2010 Unit	Jan. 25, 2010 Unit ADS	Aug. 19, 2011 Vicis Ordinary shares	Nov. 10, 2006 Founders' Warrants CHL	Nov. 10, 2006 Founders' Warrants CHL Unit	Nov. 10, 2006 Morgan Joseph Warrants	Nov. 10, 2006 Morgan Joseph Warrant, one Unit	Nov. 10, 2006 Morgan Joseph Warrant, two Unit	Apr. 11, 2007 Holders' Warrants Vicis and JMG Notes	Apr. 11, 2007 Holders' Warrants Vicis Notes	Apr. 11, 2007 Holders' Warrants JMG Notes	Dec. 31, 2010 Morgan Joseph Preferred Shares Warrant	Jan. 25, 2010 Morgan Joseph Preferred Shares Warrant	Jan. 28, 2008 Morgan Joseph Preferred Shares Warrant	Jan. 28, 2008 Morgan Joseph Preferred Shares Warrant Ordinary shares	Jan. 28, 2008 Morgan Joseph Preferred Shares Warrant Series A Preferred Shares	Jan. 28, 2008 Morgan Joseph Preferred Shares Warrant Series A Preferred Shares Maximum	Jan. 25, 2010 Morgan Joseph Converted Warrant Ordinary shares	Jan. 25, 2010 Morgan Joseph Converted Warrant Ordinary shares Maximum	Jan. 25, 2010 IPO Warrants item	Jan. 25, 2010 IPO Warrants ADS Minimum	Jan. 25, 2010 IPO Warrants Unit	Jan. 25, 2010 IPO Warrants Unit ADS	Jan. 25, 2010 Underwriter's Warrants	Jan. 25, 2010 Underwriter's Warrants Ordinary shares	Jan. 25, 2010 Underwriter's Warrants Unit	Jul. 26, 2010 Shoen's Warrants CHL	Dec. 31, 2012 Vicis'/Shoen's Amended Warrants	Dec. 31, 2011 Vicis'/Shoen's Amended Warrants	Oct. 27, 2011 Vicis'/Shoen's Amended Warrants	Aug. 18, 2011 Vicis' Amended Warrants Vicis	Aug. 19, 2011 Vicis' Amended Warrants Vicis item	Oct. 27, 2011 Shoen's Amended Warrants item
WARRANTS
Issuance of units						6,000,000				375,000																	6,000,000
Share price (in dollars per share)				$ 4.93	$ 1,000																					$ 23
Unit price (in dollars per share)						$ 16	$ 14.8					$ 6.6	$ 6.6												$ 1.2		$ 16	$ 14.8
Number of ordinary shares per unit										1		1	1
Number of warrants consisted in each unit										2		2	4														1
Number of ADS consisted in each unit							1																				1
Number of ordinary shares that can be purchased by warrant holder									1			1	1		1	1									3					3
Exercise price of warrants (in dollars per share)								$ 1.1544	$ 5			$ 5	$ 5		$ 5	$ 5					$ 1,100		$ 3.26		$ 15					$ 18	$ 19.2					$ 1.1544		$ 1.15
Redemption price of each warrant during the exercise period (in dollars per share)									$ 0.001					$ 0.001											$ 0.01
Minimum last independent bid price of the ordinary share for warrant redemption (in dollars per share)									$ 8.5					$ 8.5																							$ 17.66	$ 17.66
Considerations of ordinary shares and the Founders' Warrants issued to Founding Shareholders																																0
Number of warrants issued (in shares)											2					666,666																66,964
Number of shares that can be purchase by warrant holder	34,086,929											550,000	283,333									15,000		4,606,880
Convertible notes														$ 50,000,000		$ 9,000,000
Debt converted into shares															41,000,000
Shares issued on conversion of debt															6,833,333
Debt converted into warrants															18,666,666
Percentage of the then-effective conversion price per share for exercise price of warrants																				110.00%
Fair value of warrants																		13,968,000	899,000														839,000	440,000	1,391,000
Changes in fair value of warrant liabilities	(399,000)	951,000	365,000														365,000																(399,000)	951,000
Number of ordinary shares represented by each ADS	3	3	3				3																					3
Threshold number trading days for which the share price should exceed the specified amount																									20
Threshold period of specified consecutive trading days within which the share price should exceed the specified amount																									30 days
Warrants issued as part of the payment for services rendered																													100
Percentage of the units of securities sold in the IPO allowed to be purchased by the holder of the warrant																															4.00%
Purchase price of units as a percentage of the IPO price																															120.00%
Exercise price of warrants as a percentage of the IPO warrant exercise price																														120.00%
Term of warrants																													5 years
Warrants exercised (in shares)																																				8,662,509		31,072
Exercise of warrants (in shares)								8,662,509																												8,662,509		31,072
Warrants outstanding (in shares)																																				10,004,157		35,892
Number of terms amended																																					3	3
Warrants classified from equity to liability (in shares)																																					10,004,157	35,892
Debit to additional paid-in capital as a result of reclassification of warrants from equity to liability																																		$ 1,391,000

WARRANTS (Details 2) (USD $)	Dec. 31, 2012	Aug. 18, 2011 Vicis' Amended Warrants Warrants classified as liabilities	Oct. 27, 2011 Shoen's Amended Warrants Warrants classified as liabilities	Dec. 31, 2012 Vicis'/Shoen's Amended Warrants Warrants classified as liabilities	Dec. 31, 2011 Vicis'/Shoen's Amended Warrants Warrants classified as liabilities	Jan. 25, 2010 Morgan Joseph Converted Warrant Warrants classified as equity	Jan. 25, 2010 IPO Warrants Warrants classified as equity	Jul. 19, 2011 Underwriter's Warrants	Jan. 25, 2010 Underwriter's Warrants Warrants classified as equity
Assumptions used in estimating the fair values of the outstanding warrants at commitment date
Average risk-free rate of return (as a percent)		0.24%	0.24%	0.14%	0.24%	2.40%	2.40%		2.40%
Expected term/life		2 years 4 months 17 days	2 years 2 months 5 days	1 year	2 years	3 years	4 years 11 months 26 days		4 years 11 months 26 days
Volatility rate (as a percent)		52.52%	51.20%	88.40%	72.00%	66.00%	66.00%		66.00%
Fair value of ordinary share (in dollars per share)		$ 0.14	$ 0.04	$ 0.57	$ 0.04	$ 4.93	$ 4.93		$ 4.93
Estimated forfeiture rate (as a percent)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
Additional disclosure
Shares that can be purchased by warrants outstanding (in shares)	34,086,929
Number of warrants with exercise price below the fair value of the ordinary shares	0
Aggregate intrinsic value of warrants	$ 0
Vesting period of warrants after the IPO								540 days

SHARE CAPITAL (Details) (USD $)	0 Months Ended				0 Months Ended			0 Months Ended
	Jan. 25, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2010 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Aug. 19, 2011 Ordinary shares Vicis	Oct. 27, 2011 Ordinary shares Shoen	Jan. 25, 2010 Units	Jan. 25, 2010 Units Warrant	Jan. 25, 2010 Units ADS
SHARE CAPITAL
Preferred shares issued		0	0
Preferred shares outstanding		0	0
Share capital
Authorized ordinary share capital		400,000,000	400,000,000			400,000,000	400,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Ordinary shares issued		161,989,097	161,989,097			161,989,097	161,989,097
Ordinary shares outstanding		161,989,097	161,989,097			161,989,097	161,989,097
Issuance of units										6,000,000
Unit price (in dollars per share)					$ 4.93
Unit price (in dollars per share)										$ 16	$ 1.2	$ 14.8
Number of ADS consisted in each unit												1
Number of warrants consisted in each unit											1
Number of ordinary shares represented by each ADS		3	3	3								3
Number of ordinary shares that can be purchased by warrant holder											3
Exercise price (in dollars per share)								$ 1.1544	$ 1.15		$ 15
Conversion of Series A convertible redeemable preferred shares into ordinary shares	63,016,780				63,016,780
Conversion of Series B convertible redeemable preferred shares into ordinary shares	50,795,457				50,795,457
Conversion of Series C convertible redeemable preferred shares into ordinary shares	5,941,613				5,941,613
Exercise of warrants (in shares)								8,662,509	31,072

BASIC AND DILUTED (LOSS) INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator for basic loss per share:
Loss attributable to ordinary shareholders	$ (1,243)	$ (45,389)	$ (12,073)
Numerator for diluted loss per share	$ (1,243)	$ (45,389)	$ (12,073)
Denominator:
Weighted average number of ordinary shares outstanding-basic	161,989,097	156,505,076	143,253,450
Weighted average number of ordinary shares outstanding-diluted	161,989,097	156,505,076	143,253,450
(Loss) income per share-basic and diluted (in dollars per share)	$ (0.01)	$ (0.29)	$ (0.08)
From continuing operations (in dollars per share)	$ (0.03)	$ (0.29)	$ (0.11)
From discontinued operations (in dollars per share)	$ 0.02	$ 0	$ 0.03

ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at the beginning of the period	$ 42,968	$ 22,922	$ 11,065
Current period other comprehensive income (loss)	987	20,046	11,857
Amounts reclassified from accumulated other comprehensive income	2,358
Net current-period other comprehensive income (loss)	(1,371)	20,046	11,857
Balance at the end of the period	41,597	42,968	22,922
Foreign currency items
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at the beginning of the period	43,001	22,922	11,065
Current period other comprehensive income (loss)	954	20,079	11,857
Amounts reclassified from accumulated other comprehensive income	(2,358)
Net current-period other comprehensive income (loss)	(1,404)	20,079	11,857
Balance at the end of the period	41,597	43,001	22,922
Defined benefit pension plan items
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at the beginning of the period	(33)
Current period other comprehensive income (loss)	33	(33)
Net current-period other comprehensive income (loss)	33	(33)
Balance at the end of the period		$ (33)

EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended		12 Months Ended								1 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 Multi-employer defined contribution plan	Dec. 31, 2012 Multi-employer defined contribution plan PRC	Dec. 31, 2011 Multi-employer defined contribution plan PRC	Dec. 31, 2010 Multi-employer defined contribution plan PRC	Dec. 31, 2012 Multi-employer defined contribution plan PRC Minimum	Dec. 31, 2012 Multi-employer defined contribution plan PRC Maximum	Dec. 31, 2012 401(k) retirement plan	Dec. 31, 2011 401(k) retirement plan	Dec. 31, 2010 401(k) retirement plan	Nov. 30, 2008 401(k) retirement plan Maximum
Defined contribution plan
Percentage of employees' salaries on which the entity has to accrue benefits as per labor regulations						33.50%	44.90%
Employer matching contribution (as a percent)											3.00%
Total contribution to the plan			$ 1,324,000	$ 1,045,000	$ 810,000			$ 74,000	$ 155,000	$ 77,000
Additional legal obligations or liabilities		0						0
Defined benefit plan
Number of executive officers for whom the defined benefit plan is established	2
Number of executive officers whose salaries and length of service periods are considered for guaranteed retirement benefit	2
Number of executive officers terminated their employment relationship with the Company and opted to have a lump sum cash distribution	2
Accumulated defined benefit	244,000
Assets and obligation	$ 0

INTEREST EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST EXPENSE
Interest on loans	$ 20,017	$ 18,371	$ 13,057
Accrued interest on unrecognized tax benefits	576	457	200
Amortization of debt issuance costs	191	19	19
Interest to original shareholders of acquired subsidiaries	1,126	2,503	129
Interest on loans from third parties	4,757	2,567	2
Bank charges	1,340	672	342
Others	63	168	106
Total	$ 28,070	$ 24,757	$ 13,855

COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Property, plant and equipment Yingchuan, Jiulongshan, Ruiyang, and Binglangjiang USD ($)	Dec. 31, 2012 Property, plant and equipment Yingchuan, Jiulongshan, Ruiyang, and Binglangjiang CNY
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 639	$ 912	$ 766
Future minimum lease payments for non-cancellable operating leases
2013	406
2014	2
2015	1
Total	409
Capital commitments
Capital commitments for property, plant and equipment				$ 41	256

COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other commitments
Compensation costs paid	$ 739	$ 166
Future minimum compensation costs
2013	105
2014	86
2015	203
2016	194
2017	193
Thereafter	5,535
Total	$ 6,316
Minimum
Other commitments
Term of compensation agreements		5 years
Maximum
Other commitments
Term of compensation agreements		43 years

COMMITMENTS AND CONTINGENCIES (Details 3) (USD $)	Dec. 31, 2012 sqm	Dec. 31, 2012 Title certificates for land used at hydroelectric power projects	Dec. 31, 2011 Title certificates for land used at hydroelectric power projects	Apr. 30, 2012 Employee Arbitration Claim Wuyue item	Dec. 31, 2012 Employee Arbitration Claim Wuyue
Other contingencies
Area of land for which formal title certificate has not been obtained (in square meters)	2,571,106
COMMITMENTS AND CONTINGENCIES
Contingencies		$ 0	$ 0
Number of employees who filed an arbitration claim against the company				24
Amount claimed against the company for the payment of salary				428,000
Amount claimed against the company for the social security				33,000
Ruling or award granted in respect of the claim					$ 0

OTHER INCOME (LOSS), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INCOME (LOSS), NET
Loss from disposal of property, plant and equipment	$ (25)	$ (248)	$ (26)
Reimbursement from ADS depositary bank		527	446
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries	462
Others	70	(613)	(254)
Other income (loss), net	507	(334)	166
Jinling
Other Income (Loss), Net
Extinguishment of amounts due to original shareholders	$ 462

SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment reporting
Number of operating segments	4
Number of reportable segments	4
Number of geographic segments	0
Segment and geographic information
Revenues	$ 85,388	$ 54,597	$ 58,158
Cost of revenues	(35,795)	(31,314)	(22,653)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(20,348)	(28,896)	(19,166)
Impairment loss on goodwill	0	(11,388)	0
Impairment loss on long-lived assets	0	(11,590)	0
Interest income	84	101	798
Interest expense	(28,070)	(24,757)	(13,855)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange loss	28	(851)	(855)
Other income (loss), net	507	(334)	166
Income tax benefit (expense)	(6,451)	(1,527)	(3,208)
Net loss from continuing operations	(5,056)	(55,008)	(250)
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)	1,140	(282)	4,235
Gain on disposal of discontinued operations (net of income tax expense of US$959)	2,767
Net income (loss) from discontinued operations	3,907	(282)	4,235
Net income (loss)	(1,149)	(55,290)	3,985
Net income (loss) attributable to noncontrolling interests	(94)	9,901	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
Total assets	754,316	814,915	830,456
Total liabilities	(361,801)	(420,037)	(413,473)
Capital expenditures	7,496	7,532	3,395
Depreciation and amortization expenses	23,068	22,046	15,670
Share-based compensation expense	166	10,479	3,615
Income tax expense (benefit) from discontinued operations	399	101	152
Income tax expense, gain on disposal of discontinued operations	959
Yunnan Province
Segment and geographic information
Revenues	13,460	13,806	8,822
Cost of revenues	(8,540)	(8,349)	(4,059)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(2,108)	(1,519)	(605)
Impairment loss on goodwill		(5,260)
Interest income	236	180	9
Interest expense	(9,039)	(8,468)	(2,945)
Exchange loss		(28)
Other income (loss), net	136	(285)	(4)
Income tax benefit (expense)	72	(142)	204
Net loss from continuing operations	(5,783)	(10,065)	1,422
Net income (loss)	(5,783)	(10,065)	1,422
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(5,783)	(10,065)	1,422
Total assets	192,843	200,681	183,888
Total liabilities	(131,872)	(133,670)	(117,138)
Capital expenditures	877	1,763	879
Depreciation and amortization expenses	5,546	5,181	2,660
Sichuan Province
Segment and geographic information
Revenues	598	555	660
Cost of revenues	(689)	(568)	(597)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(269)	(86)	(148)
Interest income	121	10	16
Interest expense	(260)
Other income (loss), net	22		29
Income tax benefit (expense)	(5)	5	1
Net loss from continuing operations	(482)	(84)	(39)
Net income (loss)	(482)	(84)	(39)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(482)	(84)	(39)
Total assets	22,790	15,896	14,910
Total liabilities	(8,092)	(753)	(420)
Capital expenditures	1,384	1,128	569
Depreciation and amortization expenses	477	344	373
Zhejiang Province
Segment and geographic information
Revenues	41,616	25,382	32,959
Cost of revenues	(16,978)	(15,034)	(14,414)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(2,569)	(1,148)	(1,319)
Interest income	838	128	8
Interest expense	(10,550)	(8,565)	(7,493)
Other income (loss), net	(81)	(36)	(133)
Income tax benefit (expense)	(3,831)	(843)	(2,138)
Net loss from continuing operations	8,445	(116)	7,470
Net income (loss)	8,445	(116)	7,470
Net income (loss) attributable to China Hydroelectric Corporation shareholders	8,445	(116)	7,470
Total assets	344,923	318,616	305,927
Total liabilities	(145,312)	(138,688)	(138,055)
Capital expenditures	3,973	3,031	250
Depreciation and amortization expenses	10,136	9,837	9,392
Fujian Province
Segment and geographic information
Revenues	29,714	14,854	15,718
Cost of revenues	(13,133)	(10,874)	(6,002)
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(3,413)	(2,276)	(1,054)
Impairment loss on goodwill		(6,128)
Interest income	1,713	1,709	727
Interest expense	(10,787)	(9,669)	(3,887)
Exchange loss	(1)	(244)	(452)
Other income (loss), net	420	(158)	(22)
Income tax benefit (expense)	(2,480)	115	(1,192)
Net loss from continuing operations	2,033	(12,671)	3,836
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)	959	(631)	3,862
Net income (loss) from discontinued operations	959	(631)	3,862
Net income (loss)	2,992	(13,302)	7,698
Net income (loss) attributable to noncontrolling interests	(94)	2,546	(243)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	2,898	(10,756)	7,455
Total assets	289,702	374,296	396,388
Total liabilities	(129,627)	(185,330)	(202,276)
Capital expenditures	1,305	645	317
Depreciation and amortization expenses	6,767	6,569	3,153
Unallocated
Segment and geographic information
Revenues			(1)
Cost of revenues			1
General and administrative expenses (including share-based compensation expense of US$3,615, US$10,479 and US$166 in 2010, 2011 and 2012)	(11,989)	(23,867)	(16,040)
Impairment loss on long-lived assets		(11,601)
Interest income	3	66	557
Interest expense	(247)	(73)	(49)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange loss	29	(579)	(403)
Other income (loss), net	3,736	4,033	3,087
Income tax benefit (expense)	(207)	(662)	(83)
Net loss from continuing operations	(9,074)	(31,732)	(12,566)
Gain on disposal of discontinued operations (net of income tax expense of US$959)	2,767
Net income (loss) from discontinued operations	2,767
Net income (loss)	(6,307)	(31,732)	(12,566)
Net income (loss) attributable to noncontrolling interests		7,355
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(6,307)	(24,377)	(12,566)
Total assets	426,518	421,650	435,361
Total liabilities	(27,799)	(20,498)	(20,578)
Capital expenditures	15	970	1,380
Depreciation and amortization expenses	142	115	92
Eliminations
Segment and geographic information
Cost of revenues	3,545	3,511	2,418
Impairment loss on long-lived assets		11
Interest income	(2,827)	(1,992)	(519)
Interest expense	2,813	2,018	519
Other income (loss), net	(3,726)	(3,888)	(2,791)
Net loss from continuing operations	(195)	(340)	(373)
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)	181	349	373
Net income (loss) from discontinued operations	181	349	373
Net income (loss)	(14)	9
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(14)	9
Total assets	(522,460)	(516,224)	(506,018)
Total liabilities	80,901	58,902	64,994
Capital expenditures	$ (58)	$ (5)

SHARE-BASED PAYMENT (Details) (USD $)	12 Months Ended				0 Months Ended				12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended					0 Months Ended						12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 18, 2008	Aug. 18, 2008 Maximum	May 03, 2012 Share options	Dec. 28, 2011 Share options	Dec. 03, 2009 Share options	Dec. 31, 2012 Share options	Dec. 31, 2009 Share options	May 01, 2012 Share options	Dec. 03, 2009 Share options Maximum	Aug. 18, 2008 Share options Directors	Dec. 31, 2012 Share options Directors	Dec. 31, 2011 Share options Directors	Dec. 31, 2009 Share options Directors	May 03, 2012 Share options Consultants	Dec. 28, 2011 Share options Consultants	Aug. 18, 2008 Share options Consultants	Dec. 31, 2012 Share options Consultants	Dec. 31, 2011 Share options Consultants	Dec. 31, 2010 Share options Consultants	Dec. 31, 2010 Share options Consultants Minimum	Dec. 31, 2010 Share options Consultants Maximum	Dec. 01, 2012 Share options Employees	May 03, 2012 Share options Employees	Dec. 28, 2011 Share options Employees	Jan. 25, 2010 Share options Employees	Jan. 20, 2009 Share options Employees	Aug. 18, 2008 Share options Employees	Dec. 31, 2012 Share options Employees item	Dec. 31, 2011 Share options Employees	May 01, 2012 Share options Employees	Jan. 25, 2010 Share options Senior management
SHARE-BASED PAYMENT
Ordinary shares authorized to be purchased				12,000,000
Period for approval of the Plan by shareholders from the date on which the Plan is adopted by the Board					12 months
Contractual life						5 years							5 years					5 years	5 years						5 years		5 years		5 years	5 years
Expiration period of options after termination of service																		30 days									30 days
Share options vest and become exercisable on the first anniversary of the grant date (as a percent)											50.00%
Share options vest and become exercisable on the second and third anniversary of the grant date (as a percent)											25.00%
Share options vest and become exercisable on May 31, 2013 (as a percent)																									25.00%
Share options vest and become exercisable on the first, second and third anniversary of the grant date (as a percent)																									25.00%
Exercise period under settlement agreement, maximum, from December 15, 2012									90 days
Vesting period													1 year						3 years										3 years	3 years
Period from the approval date for consummation of initial public offering												6 months
Incremental compensation cost on modification							$ 0
Share-based compensation cost recognized	166,000	10,479,000	3,615,000				7,620,000			0
Number of Options
Outstanding at the beginning of the period (in shares)														40,000						59,250											407,706
Granted (in shares)								7,000,000					40,000			40,000	50,000	9,250	260,000	50,000					600,000	9,929,998	407,706		35,000	3,597,000	10,529,998
Forfeited or cancelled (in shares)																		(275,000)		(50,000)							(10,109,000)				(7,238,217)
Expired (in shares)																															(64,237)
Outstanding at the end of the period (in shares)														40,000	40,000					59,250	59,250										3,635,250	407,706
Vested and expected to vest (in shares)														40,000						59,250											3,635,250
Exercisable (in shares)														40,000						59,250											343,469
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)														$ 7.7						$ 6.57											$ 0.46
Granted (in dollars per share)						$ 0.62							$ 7.7					$ 0.46	$ 7.7	$ 0.62					$ 0.72		$ 0.46		$ 7.7	$ 7.7	$ 0.63
Forfeited or cancelled (in dollars per share)																				$ 0.62											$ 0.62
Expired (in dollars per share)																															$ 0.46
Outstanding at the end of the period (in dollars per share)														$ 7.7	$ 7.7					$ 6.57	$ 6.57										$ 0.62	$ 0.46
Vested and expected to vest (in dollars per share)														$ 7.7						$ 6.57											$ 0.62
Exercisable (in dollars per share)														$ 7.7						$ 6.57											$ 0.46
Weighted-Average Remaining Contractual Life
Outstanding at the beginning of the period														7 months 17 days	1 year 7 months 17 days					6 months 18 days	2 years 1 month 28 days										4 years 2 months 1 day	5 years
Outstanding at the end of the period														7 months 17 days	1 year 7 months 17 days					6 months 18 days	2 years 1 month 28 days										4 years 2 months 1 day	5 years
Vested and expected to vest														7 months 17 days						6 months 18 days											4 years 2 months 1 day
Exercisable														7 months 17 days						6 months 18 days											1 year 7 months 6 days
Aggregate Intrinsic Value
Outstanding at the end of the period																				1,000											38,000
Vested and expected to vest																				1,000											38,000
Exercisable																				1,000											38,000
Shares granted having exercise price below the fair value																				9,250											343,469
Weighted-average grant-date fair value (in dollars per share)																$ 0.3				$ 0.19	$ 0.22										$ 0.19	$ 0.22
Number of employees terminated their employment relationship																															4
Unrecognized share-based compensation																															494,000
Weighted-average vesting period																															2 years 5 months 8 days
Assumptions used in estimating the grant-date fair value of options granted
Suboptimal exercise factor (in dollars per share)																$ 1.5				$ 1.5	$ 3	$ 1.5			$ 1.5			$ 1.5					$ 1.5
Risk-free interest rate (as a percent)																3.67%				0.83%	0.85%		0.87%	1.48%	0.62%	0.83%	0.85%	3.07%
Expected volatility rate (as a percent)																59.00%				73.40%	71.87%	40.09%			89.21%	73.40%	71.87%	58.00%
Expected dividend yield (as a percent)																0.00%				0.00%	0.00%	0.00%
Expected share option life																4 years 5 months 16 days				5 years	5 years		2 years 7 months 17 days	3 years 11 months 5 days	5 years	5 years	5 years	4 years 10 months 10 days
Estimated forfeiture rate (as a percent)																0.00%				0.00%	0.00%	0.00%						4.30%						8.90%
Fair value of ordinary share (in dollars per share)																$ 2.08				$ 0.44	$ 0.38	$ 2.46			$ 0.62		$ 0.39	$ 4.63					$ 0.44
Fair value of options vested																				$ 0	$ 2,000										$ 0	$ 90,000

SHARE-BASED PAYMENT (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHARE-BASED PAYMENT
Total compensation cost recognized	$ 166,000	$ 10,479,000	$ 3,615,000
General and administrative expenses
SHARE-BASED PAYMENT
Total compensation cost recognized	$ 166,000	$ 10,479,000	$ 3,615,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
Loans from related parties	$ 572,000	$ 1,263,000	$ 2,247,000
Repayment of loans to related parties	69,000
Amounts due from related parties gross	1,424,000	1,334,000
Less: Allowance for doubtful accounts	(1,338,000)	(1,334,000)
Amounts due from related parties	86,000
Amounts due to related parties	12,705,000	12,174,000
Fujian Huabang | Wangkeng
RELATED PARTY TRANSACTIONS
Ownership interest (as a percent)			10.00%
Kuhns Brothers, Inc.
RELATED PARTY TRANSACTIONS
Amounts due to related parties		4,000
Kuhns Brothers, Inc. | Miscellaneous expenses
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	0	90,000	98,000
Kuhns Brothers, Inc. | Rental for office space
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	240,000	288,000	288,000
Kuhns Brothers, Inc. | Expense for office services
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	74,000	0	0
Kuhns Brothers, Inc. | Rental for office space and office services
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	314,000	288,000	288,000
Sanming City Chenyang Hydropower Co., Ltd.
RELATED PARTY TRANSACTIONS
Loans from related parties			2,247,000
Prepayment to related parties for acquisition of noncontrolling interest			4,643,000
Xiamen Youen Hydropower Development Co., Ltd.
RELATED PARTY TRANSACTIONS
Loans from related parties	572,000	1,263,000
Repayment of loans to related parties	69,000
Amounts due to related parties	11,209,000	10,680,000
Henan Lantian Group Co., Ltd.
RELATED PARTY TRANSACTIONS
Prepayments to related parties for hydroelectric project construction			1,251,000
Amounts due from related parties gross	1,338,000	1,334,000
Nanping City Xingshui Co., Ltd.
RELATED PARTY TRANSACTIONS
Amounts due to related parties	1,494,000	1,490,000
CPI Ballpark Investments Ltd
RELATED PARTY TRANSACTIONS
Amounts due to related parties	2,000
CPI Ballpark Investments Ltd | Reimbursement of expenses related to extraordinary shareholders meeting:
RELATED PARTY TRANSACTIONS
Expenses from transactions with related party	269,000
China New Energy Group Company
RELATED PARTY TRANSACTIONS
Amounts due from related parties gross	$ 86,000

STATUTORY RESERVES (Details) (PRC, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory reserves
Restricted portion of net assets, including paid-up capital and statutory reserves of PRC subsidiaries	$ 475,004	$ 490,621
Appropriation to statutory reserve	$ 1,005	$ 333	$ 1,255
WOFE
Statutory reserves
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries shall be transferred to statutory reserve	50.00%
WOFE | Minimum
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Wangkeng
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Shapulong
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Wuyue
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Ruiyang
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Husahe
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Jinlong
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Jintang
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Jinwei
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%
Dazhaihe
Statutory reserves
Appropriation of annual after-tax profit to general reserve fund (as a percent)	10.00%

CONCENTRATION OF RISKS (Details) (PRC)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency exchange rate risk
Appreciation of the RMB against US$ (as a percent)	0.20%	4.90%	3.00%
Top five customers
Concentration of risks
Number of customers	5
Accounts receivable | Credit concentration risk | Top five customers
Concentration of risks
Concentration risk (as a percent)	86.00%	85.00%
Revenue | Customer concentration risk | Yunnan Province | Yunnan Nujiang Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	5.00%	7.00%	1.00%
Revenue | Customer concentration risk | Yunnan Province | Yunnan Dehong Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	6.00%	11.00%	9.00%
Revenue | Customer concentration risk | Yunnan Province | Yunnan Honghe Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	1.00%	1.00%
Revenue | Customer concentration risk | Yunnan Province | Yunnan Grid Company, Ltd.
Concentration of risks
Concentration risk (as a percent)	3.00%	4.00%	3.00%
Revenue | Customer concentration risk | Sichuan Province | Sichuan Cangxi Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	1.00%	1.00%	1.00%
Revenue | Customer concentration risk | Zhejiang Province | Lishui Electric Power Bureau
Concentration of risks
Concentration risk (as a percent)	46.00%	43.00%	49.00%
Revenue | Customer concentration risk | Fujian Province | Fujian Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	20.00%	16.00%	24.00%
Revenue | Customer concentration risk | Fujian Province | Pingnan Power Supply Company
Concentration of risks
Concentration risk (as a percent)	5.00%	8.00%	13.00%
Revenue | Customer concentration risk | Fujian Province | Shaowu Electric Power Bureau
Concentration of risks
Concentration risk (as a percent)	9.00%	7.00%
Revenue | Customer concentration risk | Fujian Province | Nanping Electric Power Bureau
Concentration of risks
Concentration risk (as a percent)	4.00%	2.00%

SUBSEQUENT EVENTS (Details) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 06, 2013 Subsequent Event Long-term loan entered into January 6, 2013 Agricultural Bank of China USD ($)	Jan. 06, 2013 Subsequent Event Long-term loan entered into January 6, 2013 Agricultural Bank of China CNY	Mar. 27, 2013 Subsequent Event Banking facility entered into March 27, 2013 IEL USD ($)	Mar. 27, 2013 Subsequent Event Banking facility entered into March 27, 2013 IEL CNY	Mar. 29, 2013 Subsequent Event Banking facility entered into March 29, 2013 Agricultural Bank of China USD ($)	Mar. 29, 2013 Subsequent Event Banking facility entered into March 29, 2013 Agricultural Bank of China CNY
Subsequent Event
Long-term loan obtained			$ 795	5,000	$ 25,455	160,000	$ 14,319	90,000
Premium over benchmark interest rate (as a percent)			10.00%	10.00%
Benchmark rate used for long-term loans	People's Bank of China	People's Bank of China	People's Bank of China	People's Bank of China
Benchmark rate (as a percent)			7.21%	7.21%

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 7,967	$ 8,391
Amounts due from subsidiaries	86
Prepayments and other current assets	14,150	2,999
Total current assets	36,682	39,128
Non-current assets
Property, plant and equipment, net	548,511	580,964
Other non-current assets	2,013	951
Total non-current assets	717,634	775,787
TOTAL ASSETS	754,316	814,915	830,456
Current liabilities
Accrued expense and other current liabilities	43,825	75,002
Amounts due to related parties	12,705	12,174
Deferred tax liabilities		536
Warrant liabilities	839	440
Total current liabilities	117,706	177,855
Non-current liabilities
Other non-current liabilities	6,780	237
Total non-current liabilities	244,095	242,182
Total liabilities	361,801	420,037	413,473
Shareholders' equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012; 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	509,665	509,499
Accumulated other comprehensive income	41,597	42,968	22,922	11,065
Accumulated deficit	(159,472)	(158,229)
Total China Hydroelectric Corporation shareholders' equity	391,952	394,400
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	754,316	814,915
Company
Current assets
Cash and cash equivalents	164	2,884
Amounts due from subsidiaries	10,000
Prepayments and other current assets	11,616	135
Total current assets	21,780	3,019
Non-current assets
Property, plant and equipment, net	5	7
Investment in subsidiaries	399,364	416,549
Other non-current assets		139
Total non-current assets	399,369	416,695
TOTAL ASSETS	421,149	419,714
Current liabilities
Amounts due to subsidiaries	16,464	13,919
Accrued expense and other current liabilities	4,424	2,821
Amounts due to related parties	2
Deferred tax liabilities		537
Warrant liabilities	839	440
Total current liabilities	21,729	17,717
Non-current liabilities
Other non-current liabilities		129
Total non-current liabilities		129
Total liabilities	21,729	17,846
Shareholders' equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2011 and 2012; 161,989,097 shares issued and outstanding as of December 31, 2011 and 2012)	162	162
Additional paid-in capital	517,133	516,967
Accumulated other comprehensive income	41,597	42,968
Accumulated deficit	(159,472)	(158,229)
Total China Hydroelectric Corporation shareholders' equity	399,420	401,868
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 421,149	$ 419,714

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance sheets (Parenthetical)
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	161,989,097	161,989,097
Ordinary shares, shares outstanding	161,989,097	161,989,097
Company
Balance sheets (Parenthetical)
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	161,989,097	161,989,097
Ordinary shares, shares outstanding	161,989,097	161,989,097

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of operations
Revenues	$ 85,388	$ 54,597	$ 58,158
Cost of revenues	35,795	31,314	22,653
Gross profit	49,593	23,283	35,505
Operating expenses:
General and administrative expenses (including share-based compensation expense)	(20,348)	(28,896)	(19,166)
Total operating expenses	(20,348)	(51,874)	(19,166)
Operating income (loss)	29,245	(28,591)	16,339
Interest income	84	101	798
Interest expense	(28,070)	(24,757)	(13,855)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange (loss) gain	28	(851)	(855)
Gain from disposal of subsidiaries	2,767
Other income, net	507	(334)	166
Income (loss) before income tax expense	1,395	(53,481)	2,958
Income tax expense	(6,451)	(1,527)	(3,208)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	(1,413)	20,394	11,857
Defined benefit pension plans	33	(33)
Other comprehensive income (loss)	(1,380)	20,361	11,857
Comprehensive income (loss)	(2,529)	(34,929)	15,842
Company
Operating expenses:
General and administrative expenses (including share-based compensation expense)	(7,324)	(18,247)	(12,016)
Total operating expenses	(7,324)	(18,247)	(12,016)
Operating income (loss)	(7,324)	(18,247)	(12,016)
Equity in profits (losses) of subsidiaries	3,662	(27,395)	14,814
Interest income	3	66	555
Interest expense	(142)	(23)	(19)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange (loss) gain	30	(580)	(403)
Gain from disposal of subsidiaries	3,726
Other income, net	293	375	446
Income (loss) before income tax expense	(151)	(44,853)	3,742
Income tax expense	(1,092)	(536)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	(1,404)	20,079	11,857
Defined benefit pension plans	33	(33)
Other comprehensive income (loss)	(1,371)	20,046	11,857
Comprehensive income (loss)	$ (2,614)	$ (25,343)	$ 15,599

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of cash flows
Cash flows used in operating activities	$ 22,700	$ 1,644	$ 43,122
Cash flows (used in) provided by investing activities	(2,784)	(24,734)	(103,606)
Cash flows provided by financing activities	(20,362)	(2,041)	62,444
Net increase (decrease) in cash and cash equivalents	(446)	(25,131)	1,960
Cash and cash equivalents at the beginning of the year	8,402	33,457	31,618
Cash and cash equivalents at the end of the year	7,967	8,402	33,457
Company
Statements of cash flows
Cash flows used in operating activities	(3,651)	(8,740)	(10,157)
Cash flows (used in) provided by investing activities	931	(6,500)	(86,071)
Cash flows provided by financing activities		10,036	85,988
Net increase (decrease) in cash and cash equivalents	(2,720)	(5,204)	(10,240)
Cash and cash equivalents at the beginning of the year	2,884	8,088	18,328
Cash and cash equivalents at the end of the year	$ 164	$ 2,884	$ 8,088